485BPOS		File Nos. 333-82329
Allianz Alterity		811-05618
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No.	23	X
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No.	303	X

(Check appropriate box or boxes.)
ALLIANZ LIFE VARIABLE ACCOUNT B
(Exact Name of Registrant)

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
(Name of Depositor)

5701 Golden Hills Drive, Minneapolis, MN 55416-1297
(Address of Depositor's Principal Executive Offices) (Zip Code)

(763) 765-2913
(Depositor's Telephone Number, including Area Code)

Stewart D. Gregg, Senior Securities Counsel
Allianz Life Insurance Company of North America
5701 Golden Hills Drive
Minneapolis, MN 55416-1297
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check the appropriate box):
immediately upon filing pursuant to paragraph (b) of Rule 485
x		on May 1, 2011 pursuant to paragraph (b) of Rule 485
60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following:
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Approximate Date of the Proposed Public Offering: May 1, 2011
Titles of Securities Being Registered: Individual Flexible Purchase Payment Variable Deferred Annuity Contracts

PART A – PROSPECTUS

THE ALLIANZ ALTERITY® VARIABLE ANNUITY CONTRACT

ISSUED BY

ALLIANZ LIFE® VARIABLE ACCOUNT B

AND

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

This prospectus describes an individual flexible purchase payment variable deferred annuity contract (Contract) issued by Allianz Life Insurance Company of North America (Allianz Life, we, us, our).

The Contract is a “flexible purchase payment” contract because you (the Owner) can make more than one Purchase Payment, subject to certain restrictions. The Contract is “variable” because the Contract Value and any variable Annuity Payments you receive increase or decrease depending on the performance of the Investment Options you select (in this prospectus, the term “Investment Options” refers only to the variable Investment Choices listed on the following page, and not to any fixed Investment Choices). The Contract is “deferred” because you do not begin receiving regular Annuity Payments immediately.

Please read this prospectus before investing and keep it for future reference. It contains important information about your annuity and Allianz Life that you ought to know before investing. This prospectus is not an offering in any state, country, or jurisdiction in which we are not authorized to sell the Contracts. You should rely only on the information contained in this prospectus. We have not authorized anyone to provide you with information that is different.

Additional information about the Separate Account has been filed with the Securities and Exchange Commission (SEC) and is available upon written or oral request without charge on the EDGAR database on the SEC’s website (http://www.sec.gov). A Statement of Additional Information (SAI) dated the same date as this prospectus includes additional information about the annuity offered by this prospectus. The SAI is incorporated by reference into this prospectus. The SAI is filed with the SEC and is available without charge by contacting us at the telephone number or address listed at the back of this prospectus. The SAI’s table of contents appears after the Privacy and Security Statement in this prospectus. The prospectus, SAI and other Contract information are also available on the EDGAR database.

The SEC has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. An investment in this Contract is not a deposit of a bank or financial institution and is not federally insured or guaranteed by the Federal Deposit Insurance Corporation or any other federal government agency. An investment in this Contract involves investment risk including the possible loss of principal. Variable annuity contracts are complex insurance and investment vehicles. Before you invest, be sure to ask your Financial Professional about the Contract’s features, benefits, risks and fees, and whether the Contract is appropriate for you based upon your financial situation and objectives.

Dated: May 1, 2011

The Allianz Alterity® Variable Annuity Contract Prospectus – May 1, 2011

This prospectus contains information on the most recently offered May 2006 Contracts that are no longer offered for sale. Information regarding the product features and expenses specific to previous older versions of the Contracts can be found in the SAI.

We currently offer the Investment Options listed below. You can invest in up to 15 Investment Options at any one time. Currently, the only fixed Investment Choice we offer under our general account is the DCA Fixed Option. One or more of the Investment Choices may not be available in your state. We may add, substitute or remove Investment Choices in the future. Contracts with PRIME Plus Benefit may be subject to Investment Option allocation and transfer restrictions.

INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

ALLIANZ FUND OF FUNDS	GATEWAY
AZL Balanced Index StrategySM Fund	AZL® Gateway Fund
AZL FusionSM Balanced Fund
AZL FusionSM Conservative Fund	INVESCO
AZL FusionSM Moderate Fund	AZL® Invesco Equity and Income Fund
AZL Growth Index StrategySM Fund
PIMCO
BLACKROCK	PIMCO VIT All Asset Portfolio
AZL® Money Market Fund	PIMCO VIT Emerging Markets Bond Portfolio
BlackRock Global Allocation V.I. Fund	PIMCO VIT Global Advantage Strategy Bond Portfolio
PIMCO VIT Global Bond Portfolio (Unhedged)
FIDELITY	PIMCO VIT Global Multi-Asset Portfolio
Fidelity VIP FundsManager 50% Portfolio	PIMCO VIT High Yield Portfolio
Fidelity VIP FundsManager 60% Portfolio	PIMCO VIT Real Return Portfolio
PIMCO VIT Total Return Portfolio
FRANKLIN TEMPLETON	PIMCO VIT Unconstrained Bond Portfolio
AZL® Franklin Templeton Founding Strategy Plus Fund
Franklin High Income Securities Fund
Franklin Income Securities Fund
Franklin U.S. Government Fund
Templeton Global Bond Securities Fund

The Allianz Alterity® Variable Annuity Contract Prospectus – May 1, 2011

TABLE OF CONTENTS

Glossary		4		Income Tax	46
Fee Tables		6		Investment Option Expenses	46
	Contract Owner Transaction Expenses	6
	Contract Owner Periodic Expenses	7	8.	Taxes	46
	Annual Operating Expenses of the Investment Options	8		Annuity Contracts in General	46
	Examples	8		Qualified Contracts	46
1.	The Variable Annuity Contract	10		Multiple Contracts	47
	Ownership	11		Partial 1035 Exchanges	47
				Distributions – Non-Qualified Contracts	48
2.	Purchase	12		Distributions – Qualified Contracts	49
	Purchase Payments	12		Assignments, Pledges and Gratuitous Transfers	50
	Automatic Investment Plan (AIP)	13		Death Benefits	50
	Allocation of Purchase Payments	13		Withholding	50
	Tax-Free Section 1035 Exchanges	13		Federal Estate Taxes	50
	Accumulation Units/ Computing the Contract Value	14		Generation-Skipping Transfer Tax	50
				Foreign Tax Credits	50
3.	The Annuity Phase	15		Annuity Purchases by Nonresident Aliens and
	Income Date	15		Foreign Corporations	50
	Traditional Annuity Payments	15		Possible Tax Law Changes	51
	Annuity Options	16		Diversification	51
	Partial Annuitization	19		Required Distributions	51

4.	Protected Retirement Income Made Easy:		9.	Access to Your Money	52
	PRIME Plus Benefit	20		Partial Withdrawal Privilege	53
	Adding PRIME Plus Benefit To Your Contract	20		Waiver of Withdrawal Charge Benefits	53
	Removing PRIME Plus Benefit From Your Contract	21		Systematic Withdrawal Program	54
	Investment Option Allocation and Transfer Restricitions			Minimum Distribution Program and Required
	Under PRIME Plus Benefit	21		Minimum Distribution (RMD) Payments	54
	PB Value	23		Suspension of Payments or Transfers	54
	Using PRIME Plus Benefit	26
	GPWB Payments	28	10.	Death Benefit	55
	Taxation of GPWB Payments	30		Traditional Guaranteed Minimum Death Benefit
	When GPWB Ends	30		(Traditional GMDB)	55
	GMIB Payments	30		Enhanced Guaranteed Minimum Death Benefit
	Amount Used to Calculate GMIB Payments	31		(Enhanced GMDB)	56
	Taxation of GMIB Payments	31		Earnings Protections Guaranteed Minimum Death Benefit
	When GMIB Ends	32		( Earnings Protections GMDB)	57
	Required Minimum Distributions (RMDs) Under			When the Death Benefit Ends	58
	Qualified Contracts with PRIME Plus Benefit	32		Death of the Owner and/or Annuitant Under
				All Other Contracts	59
5.	Investment Options	33		Death Benefit Payment Options During the
	Substitution and Limitation on Further Investments	37		Accumulation Phase	62
	Transfers Between Investment Options	37
	Excessive Trading and Market Timing	38	11.	Other Information	63
	Dollar Cost Averaging (DCA) Program	40		Allianz Life	63
	Flexible Rebalancing	41		The Separate Account	63
	Financial Advisers – Asset Allocation Programs	41		Distribution	63
	Voting Privileges	41		Additional Credits for Certain Groups	64
				Administration/Allianz Service Center	65
6.	Our General Account	42		Legal Proceedings	65
				Financial Statements	65
7.	Expenses	42		Status Pursuant to Securities Exchange Act of 1934	65
	Separate Account Annual Expenses	42
	Contract Maintenance Charge	43	12.	Table of Contents of the Statement of Additional
	Withdrawal Charge	43		Information (SAI)	66
	Transfer Fee	45
	Premium Tax	46	13.	Privacy and Security Statement	67

The Allianz Alterity® Variable Annuity Contract Prospectus – May 1, 2011

Appendix A – Condensed Financial Information	69	Appendix D – Death Benefit Calculation Examples	76
Appendix B – PB Value Calcualtion Examples	72	Appendix E – Withdrawal Charge Examples	78
Appendix C – GPWB Under PRIME Plus Benefit	74	For Service or More Information	80

GLOSSARY

This prospectus is written in plain English. However, there are some technical words or terms that are capitalized throughout the prospectus. For your convenience, we included this glossary to define these terms.

The following is a list of common abbreviations used in this prospectus:

AIA	=	Annual Increase Amount	GPWB	=	Guaranteed Partial Withdrawal Benefit
CV Plus	=	Contract Value Plus	MAV	=	Maximum Anniversary Value
GMDB	=	Guaranteed Minimum Death Benefit	PRIME	=	Protected Retirement Income Made Easy
GMIB	=	Guaranteed Minimum Income Benefit

Accumulation Phase – the initial phase of your Contract before you apply your total Contract Value to Annuity Payments. The Accumulation Phase begins on the Issue Date and may occur at the same time as the Annuity Phase if you take Partial Annuitizations.

Accumulation Unit – the units into which we convert amounts invested in the subaccounts that invest in the Investment Options during the Accumulation Phase.

AIA (Annual Increase Amount) – a calculation used in determining the PB Value under PRIME Plus Benefit, and in determining the GMDB value under the Enhanced GMDB.

Annuitant – the individual upon whose life we base the Annuity Payments. Subject to our approval, the Owner designates the Annuitant and can add a joint Annuitant for the Annuity Phase if they take a Full Annuitization.

Annuity Options – the income options available to you under the Contract.

Annuity Payments – payments made by us to the Payee pursuant to the chosen Annuity Option.

Annuity Phase – the phase the Contract is in once Annuity Payments begin. This may occur at the same time as the Accumulation Phase if you take a Partial Annuitization.

Annuity Unit – the units into which we convert amounts invested in the subaccounts that invest in the Investment Options during the Annuity Phase.

Base Contract – the contract corresponding to this prospectus that does not include PRIME Plus Benefit.

Beneficiary – the person(s) or entity the Owner designates to receive any death benefit.

Business Day – each day on which the New York Stock Exchange is open for trading, except when an Investment Option does not value its shares. Allianz Life is open for business on each day that the New York Stock Exchange is open. Our Business Day closes when regular trading on the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern Time.

Contract – the deferred annuity contract described by this prospectus.

Contract Anniversary – a 12-month anniversary of the Issue Date or any subsequent 12-month Contract Anniversary.

Contract Value – on any Business Day it is equal to the sum of the values in your selected Investment Choices. It does not include amounts applied to Annuity Payments.

Contract Year – any period of 12 months beginning on the Issue Date or a subsequent Contract Anniversary.

Excess Withdrawal – for Contracts with PRIME Plus Benefit that exercise GPWB, this is an additional withdrawal you take while you are receiving GPWB Payments.

Financial Professional – the person who advises you regarding the Contract.

The Allianz Alterity® Variable Annuity Contract Prospectus – May 1, 2011

Full Annuitization – the application of the total Contract Value to Annuity Payments.

Good Order – a request is in “Good Order” if it contains all of the information we require to process the request. If we require information to be provided in writing, “Good Order” also includes provision of information on the correct form, with any required certifications or guarantees, sent to and received at the correct mailing address. If you have questions about the information we require, please contact the Service Center.

GMDB (Guaranteed Minimum Death Benefit) – the three different guaranteed death benefits.

GMIB (Guaranteed Minimum Income Benefit) – a feature under PRIME Plus Benefit that provides a guaranteed minimum fixed income in the form of Annuity Payments based on the PB Value.

GMIB Payments – Annuity Payments we make to the Payee based on the PB Value.

GPWB (Guaranteed Partial Withdrawal Benefit) – a feature under PRIME Plus Benefit that provides a guaranteed minimum amount of income in the form of partial withdrawals based on the PB Value.

GPWB Maximum – under PRIME Plus Benefit, this is the annual limit on GPWB Payments available to you under GPWB.

GPWB Payments – withdrawal payments we make to the Owner based on the PB Value.

Income Date – the date we begin making Annuity Payments to the Payee from the Contract. Because the Contract allows for Partial Annuitizations there may be multiple Income Dates.

Investment Choices – the Investment Options and any general account Investment Choices available under the Contract for Purchase Payments or transfers.

Investment Options – the variable investments available to you under the Contract whose performance is based on the securities in which they invest.

Issue Date – the date shown on the Contract that starts the first Contract Year. Contract Anniversaries and Contract Years are measured from the Issue Date.

Joint Owners – two Owners who own a Contract.

MAV (Maximum Anniversary Value) – a calculation used in determining the PB Value under PRIME Plus Benefit, and in determining the GMDB value under Enhanced GMDB.

Non-Qualified Contract – a Contract that is not purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code.

Owner – “you,” “your” and “yours.” The person(s) or entity designated at Contract issue and named in the Contract who may exercise all rights granted by the Contract.

Partial Annuitization – the application of only part of the Contract Value to Traditional Annuity Payments (or part of the PB Value to GMIB Payments if your Contract includes PRIME Plus Benefit).

Payee – the person or entity you designate (subject to our approval) to receive Annuity Payments during the Annuity Phase.

PB Value – the amount used to calculate GPWB Payments and GMIB Payments under PRIME Plus Benefit.

PRIME (Protected Retirement Income Made Easy) Plus Benefit – an optional benefit package that includes a GMIB and GPWB and carries a higher charge.

Purchase Payment – the money you put into the Contract.

Qualified Contract – a Contract purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code (for example, 401(a) and 401(k) plans), Individual Retirement Annuities (IRAs), or Tax-Sheltered Annuities (referred to as TSA or 403(b) contracts).

Separate Account – Allianz Life Variable Account B is the Separate Account that issues your Contract. It is a separate investment account of Allianz Life. The Separate Account holds the assets invested in the Investment Options that underlie the Contracts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.

The Allianz Alterity® Variable Annuity Contract Prospectus – May 1, 2011

Service Center – the Allianz Service Center. Our Service Center address and telephone number are listed in the following section. The address for sending applications for new Contracts is listed on the application.

Traditional Annuity Payments – Annuity Payments we make to the Payee based on the Contract Value.

Withdrawal Charge Basis – the total amount under your Contract that is subject to a withdrawal charge.

FEE TABLES

The following tables describe the fees and expenses that you pay when owning and taking a withdrawal from the Contract. For more information, see section 7, Expenses.

The first tables describe the fees and expenses that you pay if you take a withdrawal from the Contract during the Accumulation Phase or if you make transfers.

CONTRACT OWNER TRANSACTION EXPENSES

Withdrawal Charge During the Accumulation Phase(1),(2)
(as a percentage of each Purchase Payment withdrawn)

Number of Complete Contract Years Since We Received Your Purchase Payment	Charge
0	7%
1	6%
2	5%
3	4%
4	3%
5	2%
6 Contract Years or more	0%

Transfer Fee(3) …………………………………....	$25
Premium Tax(4) ………………………………….	0% to 3.5%
(as a percentage of each Purchase Payment)
(1)
The partial withdrawal privilege for each Contract Year is equal to 12% of your total Purchase Payments, less any previous withdrawals taken during that Contract Year under the partial withdrawal privilege or as required minimum distribution payments. We do not deduct a withdrawal charge from amounts withdrawn under the partial withdrawal privilege. There is no partial withdrawal privilege after you exercise the GPWB (if applicable) or during the Annuity Phase. Any unused partial withdrawal privilege in one Contract Year carries over to the next Contract Year. For more details and additional information on other penalty-free withdrawal options, please see the discussion of the partial withdrawal privilege and other information that appears in section 9, Access to Your Money; and section 4, Protected Retirement Income Made Easy: PRIME Plus Benefit – GPWB Payments.

(2)
The total amount under your Contract that is subject to a withdrawal charge is the Withdrawal Charge Basis. The Withdrawal Charge Basis is equal to the total Purchase Payments, less any Purchase Payments withdrawn (excluding any penalty-free withdrawals).

(3)
The first twelve transfers in a Contract Year are free. We count all transfers made in the same Business Day as one transfer. The following transfers are not subject to a transfer fee and do not count against any free transfers we allow: dollar cost averaging transfers, flexible rebalancing transfers, or the allocation and transfer restrictions for PRIME Plus Benefit. Currently, we deduct this fee only during the Accumulation Phase, but we reserve the right to deduct this fee during the Annuity Phase. For more information, please see section 7, Expenses – Transfer Fee.

(4)
It is our current practice not to make deductions from the Contract Value to reimburse ourselves for premium tax that we pay, although we reserve the right to make such a deduction in the future. For more information, please see section 7, Expenses – Premium Tax.

The Allianz Alterity® Variable Annuity Contract Prospectus – May 1, 2011

CONTRACT OWNER PERIODIC EXPENSES

The next tables describe the fees and expenses that you pay periodically during the time that you own your Contract, not including the Investment Options’ fees and expenses. The Separate Account annual expenses include the mortality and expense risk (M&E) charge and the administrative charge.

During the Accumulation Phase:

Contract Maintenance Charge(5) ………………	$40
(per Contract per year)
Separate Account Annual Expenses(6)
The annualized rate is realized on a daily basis as a percentage of each Investment Option’s net asset value.

	Maximum and Current Charges for a Base Contract			Current Charges for a Contract with PRIME Plus Benefit(7),(8)
	M&E Charge	Admin. Charge	Total	M&E Charge	Admin. Charge	Total
Traditional GMDB	1.35%	0.15%	1.50%	2.05%	0.15%	2.20%
Enhanced GMDB	1.65%	0.15%	1.80%	2.25%	0.15%	2.40%
Earnings Protection GMDB	1.65%	0.15%	1.80%	2.30%	0.15%	2.45%

	Maximum Charges(9) for a Contract with PRIME Plus Benefit
	M&E Charge	Admin. Charge	Total
Traditional GMDB	2.50%	0.15%	2.65%
Enhanced GMDB	2.70%	0.15%	2.85%
Earnings Protection GMDB	2.75%	0.15%	2.90%

During the Annuity Phase:

Contract Maintenance Charge(5) ……………..	$40
(per Contract per year)
Separate Account Annual Expenses – if you request variable Traditional Annuity Payments
The annualized rate is realized on a daily basis as a percentage of the net asset value of an Investment Option.

M&E Charge(10)	1.35%
Administrative Charge	0.15%
Total	1.50%

(5)
We waive the contract maintenance charge if the Contract Value is at least $100,000 at the time we are to deduct the charge. For more information, please see section 7, Expenses – Contract Maintenance Charge.

(6)	The Enhanced GMDB, Earnings Protection GMDB and PRIME Plus Benefit may not be available in all states; check with your Financial Professional.

(7)	You can add PRIME Plus Benefit to your Contract once before age 76. The current charges apply if you add PRIME Plus Benefit or if you reset the 7% AIA.

(8)
If you exercise the GPWB, the increased expenses associated with PRIME Plus Benefit continue until both the GPWB and GMIB terminate and the increased expenses associated with the Enhanced GMDB or the Earnings Protection GMDB (if applicable) continue as long as the Enhanced GMDB value or the Earnings Protection GMDB value is greater than zero.

(9)	This is the maximum charge we could impose if you add PRIME Plus Benefit or if you reset the 7% AIA.

(10)
Because the Contract allows Partial Annuitization, it is possible for different portions of the Contract to be in both the Accumulation and Annuity Phases at the same time. It is also possible to have different M&E charges on different portions of the Contract at the same time if you request variable Traditional Annuity Payments under a Partial Annuitization. For more information, please see section 3, The Annuity Phase – Partial Annuitization.

The Allianz Alterity® Variable Annuity Contract Prospectus – May 1, 2011

ANNUAL OPERATING EXPENSES OF THE INVESTMENT OPTIONS

This table describes the total annual operating expenses associated with the Investment Options and shows the minimum and maximum expenses for the period ended December 31, 2010, charged by any of the Investment Options before the effect of any contractual expense reimbursement or fee waiver. We show the expenses as a percentage of an Investment Option’s average daily net assets.

	Minimum	Maximum
Total annual Investment Option operating expenses* (including management fees, distribution or 12b-1 fees, and other expenses) before fee waivers and expense reimbursements	0.65%	1.64%
*
Some of the Investment Options or their affiliates may also pay service fees to us or our affiliates. The amount of these fees may be different for each Investment Option. The maximum current fee is 0.25%. The amount of these fees, if deducted from Investment Option assets, is reflected in the above table.

EXAMPLES

The expenses for your Contract may be different from those shown in the examples below depending upon which Investment Option(s) you select and the benefits that apply.

These examples are intended to help you compare the cost of investing in a Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract Owner periodic expenses, and the annual operating expenses of the Investment Options before the effect of reimbursements and waivers. You should not consider the examples below as a representation of past or future expenses. Actual expenses may be greater or less than those shown.

We deduct the total $40 contract maintenance charge in the examples at the end of each year during the Accumulation Phase. Please note that this charge does not apply during the Accumulation Phase if your Contract Value at the end of year is at least $100,000, or during the Annuity Phase if your Contract Value on the Income Date is at least $100,000 (see section 7, Expenses – Contract Maintenance Charge). A transfer fee may apply, but is not reflected in these examples (see section 7, Expenses – Transfer Fee).

The Allianz Alterity® Variable Annuity Contract Prospectus – May 1, 2011

If you take a full withdrawal at the end of each time period, and assuming a $10,000 investment and a 5% annual return on your money, you may pay expenses as follows.

a)	Maximum charges* for a Contract that has the Earnings Protection GMDB and PRIME Plus Benefit (which carries the highest Separate Account annual expense of 2.90%).

b)	Current charges for a Contract that has the Earnings Protection GMDB and PRIME Plus Benefit (which carries a Separate Account annual expense of 2.45%).

c)	The Base Contract with the Traditional GMDB (which carries the lowest Separate Account annual expense of 1.50%).

Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:		1 Year	3 Years	5 Years	10 Years
1.64% (the maximum Investment Option operating expense)	a)	$1,195	$1,991	$2,796	$5,046
	b)	$1,151	$1,864	$2,592	$4,681
	c)	$1,057	$1,589	$2,145	$3,848
0.65% (the minimum Investment Option operating expense)	a)	$1,098	$1,708	$2,340	$4,218
	b)	$1,053	$1,577	$2,125	$3,811
	c)	$ 958	$1,293	$1,654	$2,883
If you do not take a full withdrawal or if you take a Full Annuitization** of the Contract at the end of each time period, and assuming a $10,000 investment and a 5% annual return on your money, you may pay expenses as follows.

Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:		1 Year	3 Years	5 Years	10 Years
1.64% (the maximum Investment Option operating expense)	a)	$ 495	$1,491	$2,496	$5,046
	b)	$ 451	$1,364	$2,292	$4,681
	c)	$ 357	$1,089	$1,845	$3,848
0.65% (the minimum Investment Option operating expense)	a)	$ 398	$1,208	$2,040	$4,218
	b)	$ 353	$1,077	$1,825	$3,811
	c)	$ 258	$ 793	$1,354	$2,883
*	If you add PRIME Plus Benefit or if you reset the 7% AIA, your Separate Account annual expense may be less than this amount, but it cannot be greater than this amount.

**
Traditional Annuity Payments are generally not available until after the second Contract Anniversary in most states. GMIB Payments are not available until seven Contract Years after: a) the date PRIME Plus Benefit was added to your Contract, or b) after the date of any 7% AIA reset.

See Appendix A for condensed financial information regarding the Accumulation Unit values (AUVs) for the highest and lowest Separate Account annual expenses. See the appendix to the Statement of Additional Information for condensed financial information regarding the AUVs for other expense levels and for previous older versions of the Contracts.

The Allianz Alterity® Variable Annuity Contract Prospectus – May 1, 2011

1.	THE VARIABLE ANNUITY CONTRACT

The Contract is no longer offered for sale. However, as an existing Owner you can make additional Purchase Payments to your Contract during the Accumulation Phase, subject to certain restrictions.

An annuity is a contract between you (the Owner), and an insurance company (in this case Allianz Life), where you make payments to us and, in turn, we promise to make regular periodic payments (Annuity Payments) to the Payee.

The Contract is tax deferred. You generally are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. For Qualified Contracts, the tax deferral is provided through compliance with specialized tax-qualification rules, and you do not receive any additional tax benefit by purchasing the Contract. However, the Contract may offer other features that meet your needs.

The Contract has an Accumulation Phase and an Annuity Phase. You can take withdrawals from the Contract during the Accumulation Phase and, subject to certain restrictions, you can make additional Purchase Payments.

The Accumulation Phase begins on the Issue Date and ends upon the earliest of the following.

•	The Business Day before the Income Date if you take a Full Annuitization.

•	The Business Day we process your request for a full withdrawal.

•
Upon the death of any Owner (or the Annuitant if the Contract is owned by a non-individual), the Accumulation Phase ends on the Business Day we receive in Good Order at our Service Center, both due proof of death and an election of the death benefit payment option, unless the spouse of the deceased continues the Contract.

The Annuity Phase is the period during which we make Annuity Payments from the Contract. Under all Contracts, Traditional Annuity Payments are available during the Annuity Phase. Traditional Annuity Payments must begin on a designated date (the Income Date) that is at least two years after your Issue Date. For Contracts with PRIME Plus Benefit, you can request fixed Annuity Payments under the GMIB (GMIB Payments) beginning seven Contract Years after the date PRIME Plus Benefit is added to your Contract, or seven Contract Years after the date of any 7% AIA reset. If you apply the entire Contract Value to Annuity Payments, we call that a Full Annuitization, and if you apply only part of the Contract Value to Annuity Payments, we call that a Partial Annuitization.* The maximum number of annuitizations you can have at any one time is five. Because the Contract allows Partial Annuitization, it is possible that some portions of the Contract are in the Accumulation Phase and other portions are in the Annuity Phase at the same time. The Annuity Phase begins on the Income Date (or the first Income Date if you take any Partial Annuitizations) and ends when all portion(s) of the Contract that you apply to Annuity Payments have ended, as indicated in section 3, The Annuity Phase.

*	GMIB Partial Annuitizations are based on the PB Value. They are not available after you exercise the GPWB, or if the PB Value is less than the Contract Value.

Your Investment Choices include the Investment Options and any available general account Investment Choice. You cannot invest in more than 15 Investment Options at any one time. Contracts with PRIME Plus Benefit may be subject to Investment Option allocation and transfer restrictions (see section 4, Protected Retirement Income Made Easy:  PRIME Plus Benefit). Depending upon market conditions, you can gain or lose value in the Contract based on the investment performance of the Investment Options. The Investment Options are designed to offer the opportunity for a better return than any available general account Investment Choice; however, this is not guaranteed. The amount of Contract Value you are able to accumulate in your Contract during the Accumulation Phase and the amount of any variable Traditional Annuity Payments we make during the Annuity Phase depend in large part upon the investment performance of any Investment Options you select.

We do not make any changes to your Contract without your permission except as may be required by law.

The Contract ends when:

•	the Accumulation Phase ends,

•	the Annuity Phase, if any, ends and/or

•	all applicable death benefit payments have been made.

For example, if you purchased a Contract and later take a full withdrawal of the entire Contract Value, both the Accumulation Phase and the Contract end although the Annuity Phase never began and we did not make any death benefit payments.

The Allianz Alterity® Variable Annuity Contract Prospectus – May 1, 2011

State Specific Contract Restrictions

The Contract is subject to the law of the state in which it was issued. Some of the terms of your Contract may differ from the terms of a Contract delivered in another state because of state-specific legal requirements. Areas in which there may be state-specific Contract provisions may include the following.

•	The withdrawal charge schedule.

•	Availability of Investment Options, Annuity Options, endorsements, and/or riders.

•	Selection of certain Income Dates.

•	Restrictions on your ability to make additional Purchase Payments.

•	Selection of certain assumed investment rates for variable Annuity Payments.

•	Our ability to restrict transfer rights.

All material state variations in the Contract are disclosed in this prospectus. If you would like more information regarding state-specific Contract provisions, you should contact your Financial Professional or contact our Service Center at the toll free number listed at the back of this prospectus.

OWNERSHIP

Owner

You, as the Owner, have all the rights under the Contract. The Owner was designated at Contract issue. You can change Owners at any time subject to our approval. However, Qualified Contracts can only have one Owner and there may be Internal Revenue Service (IRS) or other restrictions on changing the ownership of a Qualified Contract. Upon our approval, any ownership change becomes effective as of the date you sign the request. Changing ownership may be a taxable event. You should consult with your tax adviser before doing this.

Joint Owner

A Non-Qualified Contract can be owned by up to two Owners. Upon the death of either Joint Owner, the surviving Joint Owner becomes the sole primary Beneficiary. We then treat any other Beneficiary designation on record at the time of death as a contingent Beneficiary. You can change Joint Owners under the same conditions as described for an Owner. If a Contract has Joint Owners, we generally require the signature of both Owners on any forms that are submitted to our Service Center.

NOTE FOR PARTIAL ANNUITIZATIONS: Partial Annuitizations are not available to Joint Owners. There can be only one Owner, the Owner must be the Annuitant, and we do not allow the Owner to add a joint Annuitant.

Annuitant

The Annuitant is the individual on whose life we base Annuity Payments. You designated an Annuitant when you purchased a Contract. For Qualified Contracts, before the Income Date the Owner must be the Annuitant unless the Contract is owned by a qualified plan or is part of a custodial arrangement. You can change the Annuitant on an individually owned Non-Qualified Contract at any time before the Income Date, but you cannot change the Annuitant if the Owner is a non-individual (for example, a qualified plan or trust). Subject to our approval, you can add a joint Annuitant on the Income Date if you take a Full Annuitization. For Qualified Contracts, the ability to add a joint Annuitant is subject to any plan requirements associated with the Contract, and the joint Annuitants must be spouses. If the Annuitant of a jointly, individually owned Contract dies before the Annuity Date, the younger Owner automatically becomes the new Annuitant, but the Owner can subsequently name another Annuitant.

Designating different persons as Owner(s) and Annuitant(s) can have important impacts on whether a death benefit is paid, and on who would receive it. For example, if a sole Owner dies during the Accumulation Phase of the Contract, we pay a death benefit to the Beneficiary(s). If the Annuitant is not an Owner and he/she dies during the Accumulation Phase of the Contract, the Owner can name a new Annuitant (subject to our approval) and we do not pay a death benefit. If a sole Owner who is not an Annuitant dies during the Annuity Phase, the Beneficiary becomes the Owner, Annuity Payments continue and we do not pay a death benefit. If an Annuitant dies after a Full Annuitization under an Annuity Option with a guaranteed period, Annuity Payments to the Payee continue until the Contract ends and are paid at least as rapidly as they were being paid at the time of the Annuitant’s death. Use care when designating Owners and Annuitants, and consult your Financial Professional if you have questions.

The Allianz Alterity® Variable Annuity Contract Prospectus – May 1, 2011

Payee

The Payee is the person you designate (subject to our approval) to receive Annuity Payments during the Annuity Phase. The Owner receives tax reporting on those payments. For Non-Qualified Contracts, an Owner or Annuitant can be the Payee, but it is not required. For Qualified Contracts owned by a qualified plan, the qualified plan must be the Payee. For all other Qualified Contracts, the Owner is not required to be the Payee, but the Owner cannot transfer or assign his or her rights under the Contract to someone else. If you do not designate a Payee by the Income Date, we make Annuity Payments to the Owner. The Owner can change the Payee at any time, subject to our approval, provided that designation of a Payee is consistent with federal and state laws and regulations.

Beneficiary

The Beneficiary is the person(s) or entity you designated at Contract issue to receive any death benefit. You can change the Beneficiary or contingent Beneficiary at any time before your death unless you name an irrevocable Beneficiary. If you do not designate a Beneficiary, any death benefit is paid to your estate.

NOTE FOR JOINT OWNERS: For jointly owned Contracts, the sole primary Beneficiary is the surviving Joint Owner. For Contracts that are jointly owned by spouses, if both spousal Joint Owners die before we pay the death benefit, we pay the death benefit to the contingent Beneficiaries, or to the estate of the Joint Owner who died last if there are no named contingent Beneficiaries. However, if the Joint Owners were not spouses and both Joint Owners die before we pay the death benefit, we pay the death benefit to the estate of the Joint Owner who died last.

Assignment, Changes of Ownership and Other Transfers of a Contract

An authorized request specifying the terms of an assignment (including any assignment, change of ownership or other transfer) of a Contract must be provided to our Service Center and approved by us. To the extent permitted by state law, we reserve the right to refuse to consent to any assignment at any time on a nondiscriminatory basis. We withhold our consent if the assignment would violate or result in noncompliance with any applicable state or federal law or regulation. We are not liable for any payment made or action taken before we consent and record the assignment. An assignment may be a taxable event. We are not responsible for the validity or tax consequences of any assignment. After the death benefit has become payable, an assignment can only be made with our consent. If the Contract is assigned, your rights may only be exercised with the consent of the assignee of record. Qualified Contracts generally cannot be assigned.

2.	PURCHASE

PURCHASE PAYMENTS

A Purchase Payment is the money you put into the Contract. The Purchase Payment requirements for this Contract are as follows.

•	You can make additional Purchase Payments of $50 or more during the Accumulation Phase before you exercise the GPWB, if applicable.

•
You cannot make any additional Purchase Payments to the Contract after the Income Date that you take a Full Annuitization (including a required Full Annuitization on the maximum permitted Income Date) or after you exercise the GPWB. In certain states, additional Purchase Payments can only be made during the first Contract Year or may be otherwise restricted.

•	The maximum total amount we accept without our prior approval is $1 million (including amounts already invested in other Allianz Life variable annuities).

Purchase Payments to Qualified Contracts are limited by federal law and must be from earned income or a qualified transfer or rollover. Purchase Payments to Qualified Contracts other than from a qualified transfer may be restricted after the Owner reaches age 70½.

We may, at our sole discretion, waive the minimum Purchase Payment requirements. We reserve the right to decline any Purchase Payment, and if mandated under applicable law, we may be required to reject a Purchase Payment.

The Allianz Alterity® Variable Annuity Contract Prospectus – May 1, 2011

AUTOMATIC INVESTMENT PLAN (AIP)

The automatic investment plan (AIP) is a program that allows you to make additional Purchase Payments to your Contract during the Accumulation Phase on a monthly or quarterly basis by electronic transfer of money from your savings, checking or brokerage account. You may participate in this program by completing the appropriate form. Our Service Center must receive your form in Good Order by the first of the month in order for AIP to begin that same month. Investments take place on the 20th of the month or the next Business Day if the 20th is not a Business Day. The minimum investment that you can make by AIP is $50. You may stop or change AIP at any time. We must be notified by the first of the month in order to stop or change AIP for that month. If AIP is used for a Qualified Contract, you should consult your tax adviser for advice regarding maximum contributions. AIP is not available if the Qualified Contract is funding a plan that is tax qualified under Section 401 of the Internal Revenue Code.

You cannot exercise the GPWB and participate in AIP at the same time. AIP is no longer available to you after the Income Date on which you take a Full Annuitization.

ALLOCATION OF PURCHASE PAYMENTS

We allocate your Purchase Payments to the Investment Choices you select. We ask that you allocate your money in whole percentages. Transfers of Contract Value between Investment Choices do not change the future allocation instructions. If you do not change your allocation instructions, we allocate any additional Purchase Payments according to your future Purchase Payment allocation instructions. Contracts with PRIME Plus Benefit may be subject to Investment Option allocation and transfer restrictions (see section 4, Protected Retirement Income Made Easy: PRIME Plus Benefit).

You can change your future allocation instructions at any time without fee, penalty or other charge upon written notice or telephone instructions to our Service Center, or by our website. We do not currently accept future Purchase Payment allocation instructions from you via email or other electronic communications, other than our website. These other communication methods may be available to you in the future. Changes to your future allocation instructions we receive in Good Order, in writing or by telephone at our Service Center, or by our website, are effective on the Business Day that we receive them. If you change your future allocation instructions by writing or telephone, and you are participating in the automatic investment plan, dollar cost averaging program or the flexible rebalancing program, your instructions must include directions for the plan/program. If you change your future allocation instructions on our website and you are participating in a plan/program, you must contact us to change direction for the plan/program. We accept changes to future allocation instructions from any Owner unless you instruct otherwise. We may allow you to authorize someone else to change allocation instructions on your behalf.

We reserve the right to limit the number of Investment Options that you can invest in at any one time. Currently, you can invest in up to 15 of the Investment Options at any one time. We may change this in the future; however, we always allow you to invest in at least five Investment Options.

If you make additional Purchase Payments, we add this money to your Contract on the Business Day we receive it in Good Order. Our Business Day closes when regular trading on the New York Stock Exchange closes. If you submit a Purchase Payment to your Financial Professional, we do not begin processing the Purchase Payment until it is received at our Service Center. We consider a Purchase Payment to be “received” when it is received at our Service Center regardless of how or when you made the payment. Purchase Payments received at our home office address are forwarded to the lockbox address listed on your application, which may delay processing of your application.

TAX-FREE SECTION 1035 EXCHANGES

Subject to certain restrictions, you can make a “tax-free” exchange under Section 1035 of the Internal Revenue Code for all or a portion of one annuity contract for another, or all of a life insurance policy for an annuity contract. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange a life insurance policy or annuity contract for the Contract described in this prospectus:

•	you might have to pay a withdrawal charge on your previous contract,

•	there is a new withdrawal charge period for this Contract,

•	other charges under this Contract may be higher (or lower),

•	the benefits may be different, and

•	you no longer have access to any benefits from your previous contract.

The Allianz Alterity® Variable Annuity Contract Prospectus – May 1, 2011

If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax, including a possible federal penalty tax, on the exchange. You should not exchange an existing life insurance policy or another annuity contract for this Contract unless you determine the exchange is in your best interest and not just better for the person selling you the Contract who generally earns a commission on each sale. You should consult a tax adviser to discuss the potential tax effects before making a 1035 exchange.

ACCUMULATION UNITS/COMPUTING THE CONTRACT VALUE

Your Contract Value in the subaccounts increase and decrease based upon the investment performance of the Investment Option(s) you choose. Your Contract Value is also affected by the charges of the Contract and any interest you earn on any general account Investment Choices. In order to keep track of your Contract Value in the Separate Account, we use a measurement called an Accumulation Unit. If you request variable Traditional Annuity Payments during the Annuity Phase of the Contract, we call this measurement an Annuity Unit.

When we receive a Purchase Payment, we credit your Contract with Accumulation Units for any portion of your Purchase Payment allocated to an Investment Option at the daily price next determined after receipt of the Purchase Payment at our Service Center. The daily purchase price is normally determined at the end of each Business Day and any Purchase Payment received at or after the end of the current Business Day receives the next Business Day’s price. The Purchase Payments you allocate to the Investment Options are actually placed into subaccounts. Each subaccount invests exclusively in one Investment Option. We determine the number of Accumulation Units we credit to your Contract by dividing the amount of the Purchase Payment allocated to a subaccount by the value of the corresponding Accumulation Unit.

Every Business Day, we determine the value of an Accumulation Unit for each subaccount by multiplying the Accumulation Unit value for the previous Business Day by the net investment factor for the current Business Day. We determine the net investment factor by:

•
Adding accrued but unpaid distributions (daily interest, dividends, long term gains and short term gains) for an Investment Option to its net asset value (NAV), then subtracting the NAV at the end of the prior business day.

•	That change is then divided by the NAV the end of the prior business day to determine the overall daily performance in the Investment Option.

•	That calculation is then multiplied by one minus the current Business Day’s mortality and expense risk charge and any additional calendar days since the prior Business Day.

We calculate the value of each Accumulation Unit after regular trading on the New York Stock Exchange closes each Business Day. The value of an Accumulation Unit may go up or down from Business Day to Business Day. We calculate your Contract Value in the Separate Account by multiplying the Accumulation Unit value in each subaccount by the number of Accumulation Units for each subaccount and then adding those results together. (For example, the Contract Value on any Contract Anniversary reflects the number and value of the Accumulation Units at the end of the previous Business Day.)

Example

•	On Wednesday, we receive at our Service Center an additional Purchase Payment of $3,000 from you before the end of the Business Day.

•	When the New York Stock Exchange closes on that Wednesday, we determine that the value of an Accumulation Unit based on the Investment Option you chose is $13.25.

We then divide $3,000 by $13.25 and credit your Contract on Wednesday night with 226.415094 subaccount Accumulation Units for the Investment Option you chose. If the $3,000 payment had been received at or after the end of the current Business Day, it would have received the next Business Day’s price.

The Allianz Alterity® Variable Annuity Contract Prospectus – May 1, 2011

3.	THE ANNUITY PHASE

You can apply your Contract Value to regular periodic payments (Annuity Payments). A Full Annuitization occurs when you apply the entire Contract Value to Annuity Payments. A Partial Annuitization occurs when you apply only part of your Contract Value to Annuity Payments.* The Payee receives the Annuity Payments. You receive tax reporting on the payments, whether or not you are the Payee. We may require proof of the Annuitant(s)’ age before we make any life contingent Annuity Payment. If you misstate the Annuitant(s)’ age or gender, the amount payable is the amount that would have been provided at the true age or gender.

*
GMIB Partial Annuitizations are based on the PB Value. They are not available after you exercise the GPWB, or if the PB Value is less than the Contract Value. For more information, see section 4, Protected Retirement Income Made Easy: PRIME Plus Benefit – PB Value.

INCOME DATE

The Income Date is the date Annuity Payments (GMIB Payments and/or Traditional Annuity Payments) begin. Your scheduled Income Date in your Contract is the maximum permitted Income Date allowed for your Contract, which is the first day of the calendar month following the later of: a) the Annuitant’s 90th birthday, or b) the tenth Contract Anniversary. Your scheduled Income Date may be different if the Contract is issued to a charitable remainder trust. An earlier Income Date or a withdrawal may be required to satisfy minimum required distribution rules under certain Qualified Contracts. You can make an authorized request for a different Income Date, but any such request is subject to applicable law and our approval. The extension available to you may vary depending on the Financial Professional you purchased your Contract through and your state of residence. Your Income Date must be the first day of a calendar month and must be at least two years after the Issue Date. To receive the annuity income protection of the GMIB, your Income Date must be within 30 days following a Contract Anniversary beginning seven Contract Years after the date PRIME Plus Benefit is added to your Contract, or seven Contract Years after the date of any 7% AIA reset (and certain other conditions must also be met). The Income Date cannot be later than what is permitted under applicable law.

NOTE: You must take a Full Annuitization of your total Contract Value on the maximum permitted Income Date if, at that time, your Contract Value is greater than zero. We base your Annuity Payments on your Contract Value. If you have not selected an Annuity Option we make payments under the default option described in the “Annuity Payments” discussion of this section. Upon Full Annuitization you no longer have a Contract Value, any periodic withdrawal or payments other than Annuity Payments (which includes GPWB Payments) stop, and the death benefit ends.

TRADITIONAL ANNUITY PAYMENTS

Annuity Payments offer a guaranteed income stream with certain tax advantages and are designed for Owners who are not concerned with continued access to Contract Value.

You can request Traditional Annuity Payments under Annuity Options 1-5 as:

•	a variable payout,

•	a fixed payout, or

•	a combination of both.

Annuity Option 6 is generally only available as a ten-year or more period certain for GMIB Payments. However, in Florida, Annuity Option 6 is also available for fixed Traditional Annuity Payments.

We base Annuity Payments on your Contract Value.

Under a fixed payout, all of the Annuity Payments are the same dollar amount (equal installments) except as provided under Annuity Option 3. Guaranteed fixed Traditional Annuity Payments are based on an interest rate and mortality table specified in your Contract. The payout rates for fixed Traditional Annuity Payments provided by your Contract are guaranteed and in no event do we use lower fixed payout rates to calculate your fixed Traditional Annuity Payments. However, we may use higher fixed payout rates to calculate fixed Traditional Annuity Payments than the guaranteed rates provided by your Contract.

The Allianz Alterity® Variable Annuity Contract Prospectus – May 1, 2011

If you choose variable Traditional Annuity Payments, the dollar amount of the payments depend upon the following factors.

•	The Contract Value on the Income Date.

•	The age of the Annuitant and any joint Annuitant on the Income Date.

•	The gender of the Annuitant and any joint Annuitant, where permitted.

•	The Annuity Option you select.

•	The assumed investment rate (AIR) you select.

•	Your Contract’s mortality table.

•	The future performance of the Investment Option(s) you select.

You can choose a 3%, 5% or 7% AIR. The 7% AIR is not available in all states. Using a higher AIR results in a higher initial variable Traditional Annuity Payment, but later payments increase more slowly when investment performance rises and decrease more rapidly when investment performance declines. If the actual performance of your Investment Options exceeds the AIR you selected, the variable Traditional Annuity Payments increase. Similarly, if the actual performance is less than the AIR you selected, the variable Traditional Annuity Payments decrease.

If you choose a variable payout, you can continue to invest in up to 15 of the available Investment Options. We may change this in the future, but we always allow you to invest in at least five Investment Options. If you do not tell us otherwise, we base variable Traditional Annuity Payments on the investment allocations that were in place on the Income Date. Currently, it is our business practice that your initial Traditional Annuity Payment must be more than $50.

Each portion of the Contract that you apply to Traditional Annuity Payments ends upon the earliest of the following.

•	Under Annuity Options 1 and 3, the death of the last surviving Annuitant.

•
Under Annuity Options 2 and 4, the death of the last surviving Annuitant and expiration of the guaranteed period. If we make a lump sum payment of the remaining guaranteed Traditional Annuity Payments at the death of the last surviving Annuitant, this portion of the Contract ends upon payment of the lump sum.

•	Under Annuity Option 5, the death of the Annuitant and payment of any lump sum refund.

•	Under Annuity Option 6, the expiration of the specified period certain.

•	When the Contract ends.

ANNUITY OPTIONS

You can choose one of the Annuity Options described below or any other payment option to which we agree. Before the Income Date, you can select and/or change the Annuity Option with at least 30 days written notice to us. After Annuity Payments begin, you cannot change the Annuity Option.

Annuity Payments usually are lower if you select an Annuity Option that requires us to make more frequent Annuity Payments or to make payments over a longer period of time. If you choose life contingent Annuity Payments, payout rates for a younger Annuitant are lower than the payout rates for an older Annuitant and payout rates for life with a guaranteed period are typically lower than life only payments. Monthly payout rates are lower than annual payout rates, payout rates for a 20-year guaranteed period are less than payout rates for a 10-year guaranteed period, and payout rates for a 50-year-old Annuitant are less than payout rates for a 70-year-old Annuitant.

If you do not choose an Annuity Option before the Income Date, we make variable Annuity Payments to the Payee under Annuity Option 2 with five years of guaranteed monthly payments.

Option 1. Life Annuity. We make Annuity Payments during the life of the Annuitant, and the last payment is the one that is due before the Annuitant’s death. If the Annuitant dies shortly after the Income Date, the Payee may receive less than your investment in the Contract.

The Allianz Alterity® Variable Annuity Contract Prospectus – May 1, 2011

Option 2. Life Annuity with Payments Over 5, 10, 15 or 20 Years Guaranteed. We make Annuity Payments during the life of the Annuitant. If you take one single Full Annuitization and the Annuitant dies before the end of the selected guaranteed period, we continue to make Annuity Payments to the Payee for the rest of the guaranteed period. If the Payee and Annuitant were the same person, we make payments to the Owner. If the Payee, Annuitant and Owner were the same person, we make payments to the Beneficiary(s). If the Annuitant dies after the selected period, the last payment is the one that is due before the Annuitant’s death. Alternatively, the Owner may elect to receive a lump sum payment. Under a Partial Annuitization, if the Annuitant dies before the end of the selected guaranteed period, we make a lump sum payment to the Beneficiary. The lump sum payment is equal to the present value of the remaining guaranteed Annuity Payments as of the date we receive proof of the Annuitant’s death and a payment election form at our Service Center. For variable Traditional Annuity Payments, in most states, we base the remaining guaranteed Traditional Annuity Payments on the current value of the Annuity Units and we use the assumed investment rate to calculate the present value. For fixed payouts, in most states, we calculate the present value of the remaining guaranteed Annuity Payments using the Statutory Calendar Year Interest Rate based on the NAIC Standard Valuation Law for Single Premium Immediate Annuities corresponding to the Income Date. However, some states require us to use different interest rates for variable and fixed payouts for the present value calculation. We require proof of the Annuitant’s death and return of the Contract before we make any lump sum payment on a Full Annuitization. There are no additional costs associated with a lump sum payment.

Option 3. Joint and Last Survivor Annuity. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant, at a level of 100%, 75% or 50% of the previous amount, as selected by the Owner. Annuity Payments stop with the last payment that is due before the last surviving joint Annuitant’s death. If both Annuitants die shortly after the Income Date, the Payee may receive less than your investment in the Contract. This Annuity Option is not available to you under a Partial Annuitization.

Option 4. Joint and Last Survivor Annuity with Payments Over 5, 10, 15 or 20 Years Guaranteed. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments continue to the Payee during the lifetime of the surviving joint Annuitant at 100% of the amount that was paid when both Annuitants were alive. However, if both joint Annuitants die before the end of the selected guaranteed period, we continue to make Annuity Payments to the Payee for the rest of the guaranteed period. If the Payee and Annuitant were the same person, we make payments to the Owner. If the Payee, Annuitant and Owner were the same person, we make payments to the Beneficiary(s). If the Annuitant dies after the selected period, the last payment is the one that is due before the Annuitant’s death. Alternatively, the Owner may elect to receive a lump sum payment equal to the present value of the remaining guaranteed Annuity Payments as of the date we receive proof of the last surviving joint Annuitant’s death and a payment election form at our Service Center. For variable Traditional Annuity Payments, in most states, we base the remaining guaranteed Traditional Annuity Payments on the current value of the Annuity Units and we use the assumed investment rate to calculate the present value. For fixed payouts, in most states, we calculate the present value of the remaining guaranteed Annuity Payments using the Statutory Calendar Year Interest Rate based on the NAIC Standard Valuation Law for Single Premium Immediate Annuities corresponding to the Income Date. However, some states require us to use different interest rates for variable and fixed payouts for the present value calculation. We require proof of death of both joint Annuitants and return of the Contract before we make any lump sum payment. There are no additional costs associated with a lump sum payment. This Annuity Option is not available to you under a Partial Annuitization.

Option 5. Refund Life Annuity. We make Annuity Payments during the lifetime of the Annuitant, and the last payment is the one that is due before the Annuitant’s death. After the Annuitant’s death, the Payee may receive a lump sum refund. For a fixed payout, the amount of the refund equal the amount applied to this Annuity Option minus the total of all Annuity Payments made under this option.

The Allianz Alterity® Variable Annuity Contract Prospectus – May 1, 2011

For variable Traditional Annuity Payments, the amount of the refund depends on the current Investment Option allocation and is the sum of refund amounts attributable to each Investment Option. We calculate the refund amount for a given Investment Option using the following formula.

(A) x {[(B) x (C) x (D)/(E)] - [(D) x (F)]}

where:

(A)	=	Annuity Unit value of the subaccount for that given Investment Option when due proof of the Annuitant’s death is received at our Service Center.

(B)	=	The amount applied to variable Traditional Annuity Payments on the Income Date.

(C)	=	Allocation percentage in a given subaccount (in decimal form) when due proof of the Annuitant’s death is received at our Service Center.

(D)	=
The number of Annuity Units used in determining each variable Traditional Annuity Payment attributable to that given subaccount when due proof of the Annuitant’s death is received at our Service Center.

(E)	=	Dollar value of first variable Traditional Annuity Payment.

(F)	=	Number of variable Traditional Annuity Payments made since the Income Date.

We base this calculation upon the allocation of Annuity Units actually in force at the time due proof of the Annuitant’s death is received at our Service Center. We do not pay a refund if the total refund determined using the above calculation is less than or equal to zero.

EXAMPLE

•	The Contract has one Owner who is a 65-year-old male. He elects variable Annuity Payments under Annuity Option 5 based on a Contract Value of $100,000 (item “B”).

•	The Owner who is also the Annuitant allocates all the Contract Value to one Investment Option, so the allocation percentage in this subaccount is 100% (item “C”).

•
The purchase rate for the selected assumed investment rate is $6.15 per month per thousand dollars of Contract Value annuitized. Therefore, the first variable Annuity Payment is:  $6.15 x ($100,000 / $1,000) = $615 (item “E”).

•	Assume the Annuity Unit value on the Income Date is $12, then the number of Annuity Units used in determining each Annuity Payment is: $615 / $12 = 51.25 (item “D”).

•
The Owner who is also the Annuitant dies after receiving 62 Annuity Payments (item “F”) and the Annuity Unit value for the subaccount on the date the Service Center receives due proof of death is $10 (item “A”).

We calculate the refund as follows:

(A) x {[(B) x (C) x (D)/(E)] – [(D) x (F)]} = 10 x {[100,000 x 1.00 x (51.25 / 615)] – [51.25 x 62]} =

10 x {[100,000 x 0.083333] – 3,177.50} = 10 x {8,333.33 – 3,177.50} = 10 x 5,155.83 = $51,558.30

NOTE FOR CONTRACTS ISSUED IN OREGON: Liquidations are available under Annuity Option 2 (life annuity with payments over 5, 10, 15 or 20 years guaranteed) and Annuity Option 4 (joint and last survivor with payments over 5, 10, 15 or 20 years guaranteed) if you select variable Traditional Annuity Payments. While an Annuitant is alive and the number of variable Traditional Annuity Payments made is less than the guaranteed number of payments elected, you may request a partial withdrawal (partial liquidation) of up to 75% of the total liquidation value, less any previously liquidated amounts. The total liquidation value is equal to the present value of the remaining guaranteed variable Traditional Annuity Payments, to the end of the guaranteed period, using the selected assumed investment rate as the interest rate for the present value calculation. The minimum amount that you can liquidate is $500, or the remaining portion of the total liquidation value available (whichever is less). We process partial liquidations within seven days after your written request is received in good order at our Service Center. After a partial liquidation, we reduce the subsequent variable Traditional Annuity Payments during the remaining guaranteed period by the percentage of liquidation value withdrawn. After we have made the guaranteed number of variable Traditional Annuity Payments, we restore the number of Annuity Units used in calculating the variable Traditional Annuity Payments to their original values as if no liquidation had taken place.

The Allianz Alterity® Variable Annuity Contract Prospectus – May 1, 2011

Option 6. Specified Period Certain Annuity. This option is generally only available as a ten-year or more period certain for GMIB Payments. However, in Florida, it is also available for fixed Traditional Annuity Payments based on your Contract Value. Under this option, we make Annuity Payments for a specified period of time. You select the specified period, which must be a whole number of years from five to 30. If the last Annuitant dies before the end of the specified period certain, then we continue to make Annuity Payments to the Payee for the rest of the period certain. If the Payee and Annuitant were the same person, we make payments to the Owner. If the Payee, Annuitant and Owner were the same person, we make payments to the Beneficiary(s). If the Annuitant dies after the selected period, the last payment is the one that is due before the Annuitant’s death. This Annuity Option is not available to you under a Partial Annuitization.

NOTE FOR OWNERS THAT ARE YOUNGER THAN AGE 59½: Your Annuity Payments under Annuity Option 6  may be subject to a 10% federal penalty tax if the specified period certain you select is less than your life expectancy.

PARTIAL ANNUITIZATION

Partial Annuitizations are not available to everyone. There can be only one Owner, the Owner must be the Annuitant, and we do not allow the Owner to add a joint Annuitant.

You can take Partial Annuitizations as Traditional Annuity Payments after the second Contract Anniversary, and/or as GMIB Payments (if applicable) beginning seven Contract Years after the date PRIME Plus Benefit is added to your Contract, or after the date of any 7% AIA reset. However, if your Contract includes PRIME Plus Benefit, you cannot take a Partial Annuitization after you exercise the GPWB, and you cannot take a GMIB Partial Annuitization if the PB Value is less than the Contract Value. Partial Annuitizations are also not available after you take a Full Annuitization. If you take a Full Annuitization, the Accumulation Phase of the Contract ends.

You can take one Partial Annuitization every 12 months. The maximum number of annuitizations we allow at any one time is five. We do not allow you to allocate additional Contract Value (or PB Value) to an existing stream of Annuity Payments. You also cannot transfer any amounts allocated to a stream of Annuity Payments to any other portion of the Contract. If you have four Partial Annuitizations and you would like to take a fifth, you must take a Full Annuitization and apply the entire remaining Contract Value to Annuity Payments, and the Accumulation Phase of the Contract ends. The amounts you apply to a Partial Annuitization and Annuity Payments we make under a Partial Annuitization are not subject to the withdrawal charge.

A Partial Annuitization decreases the Contract Value, the Withdrawal Charge Basis, the GMDB value, and for Contracts with PRIME Plus Benefit, it also decreases the PB Value. This decreases the amounts available for withdrawals (including GPWB Payments), additional Annuity Payments (including GMIB Payments), and payment of the death benefit. The type of Annuity Payments (traditional or GMIB) you request under a Partial Annuitization reduces the PB Value and GMDB values differently. For more information, see the discussion of the PB Value in section 4, Protected Retirement Income Made Easy: PRIME Plus Benefit; section 7, Expenses – Withdrawal Charge; and see the discussion of the GMDB that applies to your Contract in section 10, Death Benefit.

For tax purposes, Annuity Payments we make under a Partial Annuitization are treated as partial withdrawals and not as annuity payments. However, once the entire Contract Value has been reduced to zero, we intend to treat all Annuity Payments we make after that as annuity payments (and not withdrawals) for tax purposes. If you take a Partial Annuitization(s) and subsequently take a full withdrawal of the entire remaining Contract Value, all Annuity Payments we make on or after the Business Day you take the withdrawal, should be treated as annuity payments (and not withdrawals) for tax purposes.

NOTE: A recent tax law change allows a Partial Anuitization under a life Annuity Option on a Non-Qualified Contract to receive the same income tax treatment as a Full Annuitization. However, this income tax treatment does not apply to a Partial Annuitization on a Qualified Contract. You should consult a tax adviser before requesting a Partial Annuitization.

The Allianz Alterity® Variable Annuity Contract Prospectus – May 1, 2011

4.	PROTECTED RETIREMENT INCOME MADE EASY: PRIME PLUS BENEFIT

PRIME Plus Benefit is not available in the state of Oregon.

PRIME Plus Benefit provides a guaranteed minimum fixed income stream and is designed for Owners who want flexibility in the way they access income and can wait at least seven years before taking income.

PRIME Plus Benefit includes a Guaranteed Minimum Income Benefit (GMIB) and a Guaranteed Partial Withdrawal Benefit (GPWB) and carries an additional M&E charge. We calculate the additional M&E charge as discussed in section 7, Expenses – Separate Account Annual Expenses. These benefits are provided as a package and are not available individually. The additional M&E charge for PRIME Plus Benefit reduces the performance of your selected Investment Options, and in the long term may provide less Contract Value to you than would otherwise be available from the same Contract without PRIME Plus Benefit. PRIME Plus Benefit does not create Contract Value or guarantee the performance of any Investment Option.

We designed PRIME Plus Benefit to give you options for turning your accumulated retirement assets into a stream of retirement income. GMIB provides a guaranteed minimum fixed income in the form of Annuity Payments (GMIB Payments). Depending on the Annuity Option you select, GMIB can provide guaranteed lifetime income, but if the Annuitant(s) die shortly after the Income Date, the Payee may receive less than your investment in the Contract. GPWB provides a guaranteed minimum amount of income in the form of annual partial withdrawals (GPWB Payments). However, GPWB Payments are not guaranteed for life and you could outlive your payment stream. You must wait seven complete Contract Years after the date PRIME Plus Benefit is added to your Contract, or seven complete Contract Years after the date of any 7% AIA reset, before you can exercise a GMIB or GPWB and they can only be exercised within 30 days after a Contract Anniversary.

Because PRIME Plus Benefit carries a higher Contract expense it may not be appropriate if you:

•	do not intend to exercise either GMIB or GPWB,

•	do not intend to hold the Contract for the entire seven year waiting period, or

•	intend to take a Full Annuitization before the end of the seven year waiting period.

If your Contract includes PRIME Plus Benefit and you do not exercise either GMIB or GPWB, you incur higher Contract expenses without receiving any advantage from PRIME Plus Benefit. Be sure to discuss with your Financial Professional whether or not PRIME Plus Benefit is appropriate for your situation.

Contracts with PRIME Plus Benefit may be subject to Investment Option allocation and transfer restrictions if limits on volatility or risk are exceeded.

ADDING PRIME PLUS BENEFIT TO YOUR CONTRACT

PRIME Plus Benefit is available for selection once before the older Owner’s 76th birthday (or the Annuitant’s 76th birthday if the Contract is owned by a non-individual). You cannot add PRIME Plus Benefit to a Contract after the older Owner reaches age 76. PRIME Plus Benefit may not be appropriate for Owners who are nearing age 75 because benefit values are limited after age 81. You can select PRIME Plus Benefit within 30 days before a Contract Anniversary by completing the appropriate form. We process your request to add PRIME Plus Benefit on the Contract Anniversary* that occurs after we receive your request in good order at our Service Center and the rider effective date is that Contract Anniversary. If you add PRIME Plus Benefit to your Contract, we increase the M&E charge as of the rider effective date. We guarantee that it is not more than the maximum M&E charge for Contracts with PRIME Plus Benefit that is set forth in the Fee Tables. Because we change the M&E charge, we change the number of Accumulation Units so that the Contract Value on the rider effective date remains the same. Because the performance of the Investment Options causes the Accumulation Unit values to fluctuate, the adjustment to the number of Accumulation Units may be positive or negative.

*	Or on the next Business Day if the Contract Anniversary is not a Business Day.

NOTE FOR CONTRACTS ISSUED IN PENNSYLVANIA: PRIME Plus Benefit rider has a ten-day right-to-examine period. If you change your mind about PRIME Plus Benefit, you can remove it from your Contract within ten days after receiving the rider. If you remove PRIME Plus Benefit rider from your Contract, we treat the rider as if we had not issued it and it is not available for future selection.

The Allianz Alterity® Variable Annuity Contract Prospectus – May 1, 2011

REMOVING PRIME PLUS BENEFIT FROM YOUR CONTRACT

You can elect to remove PRIME Plus Benefit from the Contract after selecting it any time before you exercise GMIB or GPWB. You cannot remove PRIME Plus Benefit after you exercise GMIB or GPWB and if you remove PRIME Plus Benefit from the Contract, it is not available for future selection. You can request the removal of PRIME Plus Benefit within 30 days before a Contract Anniversary by completing the appropriate form. We process your request on the Contract Anniversary* that occurs immediately after we receive your request in good order at our Service Center. If you remove PRIME Plus Benefit from your Contract, we decrease the M&E charge to equal the charge shown in the Fee Table for a Contract with your selected death benefit as of the rider removal date. Because we decrease the M&E charge, we change the number of Accumulation Units so that the Contract Value on the rider removal date remains the same. Because the performance of the Investment Options causes the Accumulation Unit values to fluctuate, the adjustment to the number of Accumulation Units may be positive or negative.

*	Or on the next Business Day if the Contract Anniversary is not a Business Day.

Although you cannot remove PRIME Plus Benefit from your Contract after you exercise GPWB or GMIB, you can end GPWB by electing to stop GPWB Payments and instead do one of the following.

•	Take an Excess Withdrawal of the entire Contract Value, less any withdrawal charge (available at any time).

•	Request Traditional Annuity Payments under a Full Annuitization based on the entire Contract Value (available at any time).

•	Request GMIB Payments under a Full Annuitization based on the entire remaining PB Value (only available within 30 days following a Contract Anniversary and before we make the next GPWB Payment).

If you take an Excess Withdrawal of the entire Contract Value, the Contract ends and you may receive less money than you would have received under GPWB. If you request fixed Traditional Annuity Payments or GMIB Payments, GPWB ends and we no longer assess the Separate Account annual expense on that portion of the Contract. If you request variable Traditional Annuity Payments, GPWB ends and we reduce the Separate Account annual expense to 1.50% on that portion of the Contract.

Although you can elect to stop GPWB Payments, you cannot elect to stop GMIB Payments. If you do elect to stop GPWB Payments:

•	GPWB ends,

•	the Accumulation Phase of the Contract ends,

•	GMDB ends, and

•	if you request Annuity Payments, that portion of the Contract ends as indicated in section 3, The Annuity Phase.

INVESTMENT OPTION ALLOCATION AND TRANSFER RESTRICTIONS UNDER PRIME PLUS BENEFIT

These restrictions apply to Contracts with PRIME Plus Benefit as described below. By selecting PRIME Plus Benefit, you allow us to reallocate your Contract Value in accordance with the procedures described in this section and in your Contract.

Contracts with PRIME Plus Benefit may be subject to Investment Option allocation and transfer restrictions. We put these restrictions in place to support PRIME Plus Benefit’s guarantees, and not to meet your investment objectives. To the extent that these restrictions limit your investment flexibility, they may limit the upside potential to your Investment Option returns, which may limit your Contract Value and PB Value.

For Contracts with PRIME Plus Benefit, we restrict your selection and allocation of certain Investment Options if any of the following limits on volatility or risk are triggered based on aggregate Investment Option assets held by Contracts with PRIME Plus Benefit:

•	the average one year volatility* is greater than 15%.

•	the average three year volatility* is greater than 15%.

•	the average one year risk** is greater than 75%.

•	the average three year risk** is greater than 75%.

*
As measured by standard deviation. This means that if the standard deviation in regard to aggregate Owner assets in the Investment Options held by Contracts with PRIME Plus Benefit is greater than 0.15, this limit will be exceeded.

**
As measured by the beta compared to the Standard & Poor’s® 500 Composite Price Index (S&P 500®). This means that if the beta in regard to aggregate Owner assets in the Investment Options held by Contracts with PRIME Plus Benefit as compared to the S&P 500® is greater than 0.75, this limit will be exceeded.

The Allianz Alterity® Variable Annuity Contract Prospectus – May 1, 2011

We monitor these limits on volatility and risk on the first of each calendar month, or the next Business Day if the first is not a Business Day. If any of these limits are triggered, we may implement the following restrictions based on the Investment Option groups:

•	Group A Investment Options are no longer available to you.

•	You cannot have more than 70% of your total Contract Value in Group B Investment Options.

•	There are no restrictions on allocations to Group C Investment Options.

Currently, there are no Investment Options available in Groups A or B.

Group C Investment Options
AZL Balanced Index Strategy Fund
AZL Franklin Templeton Founding Strategy Plus Fund
AZL Fusion Balanced Fund
AZL Fusion Conservative Fund
AZL Fusion Moderate Fund
AZL Gateway Fund
AZL Growth Index Strategy Fund
AZL Invesco Equity and Income Fund
AZL Money Market Fund
BlackRock Global Allocation V.I. Fund
Fidelity VIP FundsManager 50% Portfolio
Fidelity VIP FundsManager 60% Portfolio
Franklin High Income Securities Fund

Franklin Income Securities Fund
Franklin U.S. Government Fund
PIMCO VIT All Asset Portfolio
PIMCO VIT Emerging Markets Bond Portfolio
PIMCO VIT Global Advantage Strategy Bond Portfolio
PIMCO VIT Global Bond Portfolio (Unhedged)
PIMCO VIT Global Multi-Asset Portfolio
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT Total Return Portfolio
PIMCO VIT Unconstrained Bond Portfolio
Templeton Global Bond Securities Fund

If Investment Options are made available in Groups A or B in the future, the following restrictions would apply:

If any of the volatility or risk limits are triggered, we send you written notice at least 30 days before implementing any restrictions. At that time, we ask you to reallocate any Contract Value you have in Group A Investment Options, and any amount in excess of 70% of your Contract Value you have in Group B Investment Options. We implement restrictions 60 days after any of the volatility or risk limits are triggered. If we receive instructions from you before the implementation date, we reallocate your Contract Value according to those instructions. If we do not receive any instructions from you by the implementation date, or if your Contract is still in violation of the allocation or transfer restrictions, we reallocate your Contract Value on the implementation date in the following order.

First, if you have Contract Value in Group A Investment Options:

•
If your most recent allocation instructions include both Group B and Group C Investment Options, we transfer all Contract Value out of Group A Investment Options and apply it to Group B and Group C Investment Options according to your most recent allocation instructions (excluding any allocations you made to Group A Investment Options).

•
If your most recent allocation instructions include only Group B Investment Options, we transfer all Contract Value out of Group A Investment Options and apply it to Group B Investment Options according to your most recent allocation instructions (excluding any allocations you made to Group A Investment Options).

•
If your most recent allocation instructions include only Group C Investment Options, we transfer all Contract Value out of Group A Investment Options and apply it to Group C Investment Options according to your most recent allocation instructions (excluding any allocations you made to Group A Investment Options).

•
If your most recent allocation instructions do not include any Group B or Group C Investment Options, we transfer all Contract Value out of Group A Investment Options and apply it to the AZL Money Market Fund.

Then, if you have more than 70% of total Contract Value in Group B Investment Options (including any Contract Value transferred out of Group A Investment Options as previously described):

•
If your most recent allocation instructions include any Group C Investment Options, we transfer the excess Contract Value* out of Group B Investment Options proportionately and apply it to Group C Investment Options according to your most recent allocation instructions (excluding any allocations you made to Group A and Group B Investment Options).

•
If your most recent allocation instructions do not include any Group C Investment Options, we transfer the excess Contract Value out of Group B Investment Options and apply it to the AZL Money Market Fund.

*	The amount of Contract Value in Group B Investment Options that is in excess of 70% of the total Contract Value.

The Allianz Alterity® Variable Annuity Contract Prospectus – May 1, 2011

After we implement the allocation or transfer restrictions, Group A Investment Options are no longer available for allocations or transfers, and we only allow you to make allocations or transfers to Group B Investment Options as long as the Contract Value in Group B options would be 70% or less of your total Contract Value after the allocation or transfer. In addition, we monitor your Contract Value in Group B Investment Options to ensure that it does not exceed 70% of the total Contract Value on the first of each calendar month, or the next Business Day if the first is not a Business Day. If you have more than 70% of the total Contract Value in Group B Investment Options we reallocate your Contract Value as indicated above without providing any advance written notice. Once we implement these restrictions, they remain in effect until GMIB and GPWB end. You may continue to make allocations or transfers to Group C Investment Options after we implement these restrictions without limitation as to the amount of Contract Value.

We do not recategorize the Investment Options currently available under the Contract, but we may add or remove Investment Options from your Contract in the future. If we do, we provide written notice regarding changes to the Investment Option groupings. We secure all necessary SEC and other governmental approvals before adding or removing an Investment Option.

PB VALUE

GMIB and/or GPWB Payments under PRIME Plus Benefit are based on the PB Value. You can only access the PB Value by exercising GMIB or GPWB.

The PB Value before the date of any Owner’s death or exercise of GPWB is equal to either:

•	the 7% AIA;

•	the MAV; or

•	the Contract Value.

If you exercise GMIB, the PB Value is equal to the MAV if it is greater than the 7% AIA. However, if the 7% AIA is greater than the MAV, you can decide whether to set the PB Value equal to the 7% AIA or the MAV.

If you exercise GPWB and select the 5% payment option, the PB Value is equal to the greater of: a) the MAV, b) the 7% AIA, or c) the Contract Value as of the most recent Contract Anniversary, less any withdrawals and adjusted for any Partial Annuitization taken since that anniversary. If you exercise GPWB and select the 10% payment option the PB Value is equal to the greater of: a) the MAV, or b) the Contract Value as of the most recent Contract Anniversary, less any withdrawals and adjusted for any Partial Annuitization taken since that anniversary.

The 7% AIA may be more limited than the MAV because:

•
under the 7% AIA, the 7% increase is only applied to Purchase Payments received in the first five Contract Years and the 7% AIA is subject to a maximum of two times Purchase Payments received in the first five Contract Years;

•	under GMIB, there are fewer available Annuity Options; and

•	under GPWB, you can only receive GPWB Payments of up to 5% of the PB Value each year.

If you take a GMIB Partial Annuitization, the 7% AIA and MAV decrease, but continue to be calculated. If you take a GMIB Full Annuitization or exercise GPWB, we establish a PB Value and the 7% AIA and MAV end. After you exercise GPWB, only the PB Value remains and continues to be calculated.

7% AIA Resets

Before the older Owner’s 80th birthday (or the Annuitant’s 80th birthday if the Contract is owned by a non-individual) and before you exercise either GPWB or GMIB, you can reset the 7% AIA to equal the Contract Value if that amount is greater than the 7% AIA on any Contract Anniversary. You cannot request a reset: a) after the older Owner reaches age 80 (or after the Annuitant reaches age 80 if the Contract is owned by a non-individual), b) after you exercise GPWB or GMIB (including taking a GMIB Partial Annuitization), c) after you take a Full Annuitization, or d) if the Contract Value is less than the 7% AIA. If you reset the 7% AIA, you have to wait seven Contract Years from the reset anniversary before you can begin GMIB or GPWB Payments.

The Allianz Alterity® Variable Annuity Contract Prospectus – May 1, 2011

You can request a reset within 30 days following a Contract Anniversary. If your request is in good order, we process it as of the current Contract Anniversary* and we increase the 7% AIA to equal the Contract Value on that anniversary. If you reset the 7% AIA, on the reset anniversary we change the additional M&E charge for PRIME Plus Benefit to the additional M&E charge that is in effect for a newly issued Contract as of the reset anniversary. We guarantee that the M&E charge is not more than the maximum M&E charge for Contracts with PRIME Plus Benefit that is set forth in the Fee Tables. If we change the M&E charge, we change the number of Accumulation Units so that the Contract Value on the reset anniversary remains the same. Because the performance of the Investment Options causes the Accumulation Unit values to fluctuate, the adjustment to the number of Accumulation Units may be positive or negative.

*	Or on the next Business Day if the Contract Anniversary is not a Business Day.

Calculating the 7% AIA

If the rider effective date is the Issue Date, the 7% AIA on the Issue Date is equal to the Purchase Payment received on the Issue Date. If the rider effective date occurs after the Issue Date, or if you reset the 7% AIA, the 7% AIA on the rider effective date or reset anniversary is equal to the Contract Value on that date.

On each Business Day other than a Contract Anniversary, the 7% AIA is equal to:

•	its value on the immediately preceding Business Day,

•	plus any additional Purchase Payments received that day,

•	reduced proportionately by the percentage of Contract Value applied to a traditional Partial Annuitization or withdrawn that day (including any withdrawal charge), and

•	if you took a GMIB Partial Annuitization that day based on the:

–	7% AIA, we reduce the 7% AIA by the dollar amount applied to GMIB Payments.

–	MAV, we reduce the 7% AIA proportionately by the percentage of the MAV applied to GMIB Payments.

For each of the first five Contract Anniversaries that occur after the later of the rider effective date or the reset anniversary and before the older Owner’s 81st birthday (or the Annuitant’s 81st birthday if the Contract is owned by a non-individual), the 7% AIA is equal to its value on the immediately preceding Business Day increased by 7%. We then process any transactions we received on that Contract Anniversary (such as additional Purchase Payments, withdrawals and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary.

For each Contract Anniversary that occurs after the fifth, and after the later of the rider effective date or the reset anniversary, and before the older Owner’s 81st birthday (or the Annuitant’s 81st birthday if the Contract is owned by a non-individual), the 7% AIA is equal to the sum of a) plus b) where:

a)	is all Purchase Payments received on or after the later of the fifth Contract Anniversary or the reset anniversary.

b)	is the difference of i) minus ii) with the result increased by 7% where:

i)	is the 7% AIA on the immediately preceding Business Day, and

ii)	is all Purchase Payments received on or after the later of the fifth Contract Anniversary or the reset anniversary.

We then process any transactions we received on that Contract Anniversary (such as additional Purchase Payments, withdrawals and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary.

Beginning with the Contract Anniversary that occurs on or after the older Owner’s 81st birthday (or the Annuitant’s 81st birthday if the Contract is owned by a non-individual), we calculate the 7% AIA in the same way that we do on each Business Day other than a Contract Anniversary.

If the rider effective date or reset anniversary occurs before the fifth Contract Anniversary, we limit the 7% AIA to the following maximum.

If the rider effective date is the Issue Date, the 7% AIA cap on the Issue Date is equal to two times the initial Purchase Payment received on the Issue Date. If the rider effective date occurs after the Issue Date, or if you reset the 7% AIA, the 7% AIA cap on the rider effective date or reset anniversary is equal to two times the Contract Value on that date.

The Allianz Alterity® Variable Annuity Contract Prospectus – May 1, 2011

On each Business Day before the fifth Contract Anniversary, the 7% AIA cap is equal to:

•	its value on the immediately preceding Business Day,

•	plus two times any additional Purchase Payments received that day,

•	reduced proportionately by the percentage of any Contract Value applied to a traditional Partial Annuitization or withdrawn that day (including any withdrawal charge), and

•	reduced proportionately by the percentage of the PB Value applied to a GMIB Partial Annuitization that day.

Beginning on the fifth Contract Anniversary, the 7% AIA cap no longer increases unless you reset the 7% AIA, but does decrease if you take a partial withdrawal or Partial Annuitization in the same way that it does on each Business Day before the fifth Contract Anniversary.

If the rider effective date or reset anniversary occurs on or after the fifth Contract Anniversary, we limit the 7% AIA to the following maximum.

On the rider effective date or the reset anniversary, the 7% AIA cap is equal to two times the Contract Value on that date. The 7% AIA cap no longer increases after the rider effective date or the reset anniversary unless you reset the 7% AIA, but does decrease if you take a partial withdrawal or Partial Annuitization as follows:

•
reduced proportionately by the percentage of Contract Value applied to a traditional Partial Annuitization or withdrawn (including any withdrawal charge) for each traditional annuitization or withdrawal taken, and

•	reduced proportionately by the percentage of the PB Value applied to each GMIB Partial Annuitization.

Calculating the MAV

If the rider effective date is the Issue Date, the MAV on the Issue Date is initially equal to the Purchase Payment received on the Issue Date. If the rider effective date is after the Issue Date, the MAV on the rider effective date is initially equal to the Contract Value on the rider effective date.

On each Business Day other than a Contract Anniversary, the MAV is equal to:

•	its value on the immediately preceding Business Day,

•	plus any additional Purchase Payments received that day,

•	reduced proportionately by the percentage of Contract Value applied to a traditional Partial Annuitization or withdrawn that day (including any withdrawal charge), and

•	if you take a GMIB Partial Annuitization that day based on the:

–	MAV, we reduce the MAV by the dollar amount applied to GMIB Payments, and

–	the 7% AIA, we reduce the MAV proportionately by the percentage of the 7% AIA applied to GMIB Payments.

On each Contract Anniversary before the older Owner’s 81st birthday (or the Annuitant’s 81st birthday if the Contract is owned by a non-individual), the MAV is equal to the greater of its value on the immediately preceding Business Day, or the Contract Value that occurs on that Contract Anniversary before we process any transactions. We then process any transactions we received on that Contract Anniversary (such as additional Purchase Payments, withdrawals, and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary.

Beginning with the Contract Anniversary that occurs on or after the older Owner’s 81st birthday (or the Annuitant’s 81st birthday if the Contract is owned by a non-individual), we calculate the MAV in the same way that we do on each Business Day other than a Contract Anniversary.

Any traditional Partial Annuitizations or withdrawals you take may reduce the 7% AIA or the MAV by more than the amount annuitized or withdrawn. If the Contract Value at the time of annuitization or withdrawal is less than the 7% AIA (or MAV as appropriate), we deduct more than the amount annuitized or withdrawn from the 7% AIA (or MAV).

The Allianz Alterity® Variable Annuity Contract Prospectus – May 1, 2011

If you exercise GPWB and select the 5% payment option, the PB Value only increases after you begin receiving GPWB Payments as a result of any step ups. If you exercise GPWB and select the 10% payment option, the PB Value stops increasing on the date you begin receiving GPWB Payments. In addition, if you exercise GPWB, the PB Value decreases:

•	on a dollar for dollar basis for withdrawals (GPWB Payments and Excess Withdrawals) that do not exceed the GPWB Maximum; and

•
proportionately by the percentage of any Contract Value taken as a  withdrawal (including both GPWB Payments and Excess Withdrawals), including any withdrawal charge, for each withdrawal you take that exceeds the GPWB Maximum.

Please see Appendix B for examples of the calculations of the PB Value.

Step Ups Under GPWB With the 5% Payment Option

Step ups are not available under the 10% payment option and are not available once the older Owner reaches age 91. On every third Contract Anniversary after you exercise GPWB, if you elect the 5% payment option, we automatically step up the PB Value to equal the Contract Value, if that amount is greater than the PB Value.

Step ups continue to happen automatically until the earliest of: a) the older Owner’s 91st birthday (or the Annuitant’s 91st birthday if the Contract is owned by a non-individual), or b) the PB Value is zero.

If we step up the PB Value, we also step up the GPWB Maximum to equal 5% of the increased PB Value if that amount is greater than the current GPWB Maximum. However, we do not also automatically step up the GPWB Payment. If we increase the GPWB Maximum, you can request to increase the amount of next year’s GPWB Payments by submitting a written request to our Service Center. (For more information, please see the discussion of “GPWB Payments” later in this section.)

Step ups increase the total amount available to you under GPWB. When the amount available to you is increased by a step up, the length of time over which you can receive GPWB Payments also increases, unless you elect to increase your GPWB Payments. Step ups may or may not increase the GPWB Maximum, as demonstrated in Appendix C – GPWB Under PRIME Plus Benefit. Appendix C contains examples showing the effect of the step up available under the 5% payment option and the effect of an Excess Withdrawal on GPWB Payments.

USING PRIME PLUS BENEFIT

GPWB guarantees a minimum amount of income in the form of partial withdrawals (GPWB Payments) during the Accumulation Phase. In addition, if you select the 5% GPWB Payment option, we increase (step up) the total amount of money you can withdraw (the PB Value) on every third Contract Anniversary after you exercise GPWB and before the older Owner’s 91st birthday to “lock in” any gains that are present in the remaining Contract Value as long as there is PB Value remaining in the Contract.

GMIB guarantees a minimum amount of fixed income in the form of Annuity Payments (GMIB Payments) during the Annuity Phase. Depending on the Annuity Option you select, GMIB can provide guaranteed lifetime income, but if the Annuitant(s) die shortly after the Income Date, the Payee may receive less than your investment in the Contract.

GPWB and GMIB do not create Contract Value or guarantee the performance of any Investment Option. Be sure to discuss with your Financial Professional if GPWB and GMIB are appropriate for your situation.

You must hold your Contract for seven complete Contract Years after the date PRIME Plus Benefit is added to your Contract, or after the date of any 7% AIA reset, before you can exercise GPWB or GMIB and you can only exercise GPWB or GMIB within 30 days following a Contract Anniversary. You cannot exercise GPWB or GMIB before the expiration of the seven-year waiting period.

The Allianz Alterity® Variable Annuity Contract Prospectus – May 1, 2011

If you exercise GPWB:

•	You can no longer remove PRIME Plus Benefit from the Contract.

•	You can no longer make additional Purchase Payments to the Contract and the automatic investment plan (AIP) is no longer available to you. If you are participating in AIP, your participation ends.

•	Partial Annuitizations are no longer available.

•	The additional M&E charge for PRIME Plus Benefit continues until both GPWB and GMIB end.

•	If you have Enhanced GMDB or Earnings Protection GMDB, the additional M&E charge for GMDB continues as long as the Enhanced GMDB value or the Earnings Protection GMDB value is greater than zero.

•	The partial withdrawal privilege is no longer available to you; however, you can still take GPWB Payments and Excess Withdrawals up to the annual GPWB Maximum without a withdrawal charge.

•	The systematic withdrawal and minimum distribution programs are no longer available to you and if you are participating in these programs, your participation ends.

•	The Contract Value continues to fluctuate as a result of market performance, and decreases on a dollar for dollar basis with each GPWB Payment and any Excess Withdrawals.

•	The GMDB value no longer increases, and each GPWB Payment and any Excess Withdrawals reduces the GMDB value proportionately by the percentage of Contract Value withdrawn.

•	The PB Value no longer increases if you elect the 10% payment option and 7% AIA resets are no longer available.

•
If you select the 5% payment option, the PB Value may increase (step up) on every third Contract Anniversary after you exercise GPWB and before the older Owner’s 91st birthday as long as there is PB Value. If we step up the PB Value we may also step up the GPWB Maximum.

•	Each withdrawal (GPWB Payment and/or Excess Withdrawal) reduces the PB Value as follows:

–	withdrawals taken during the Contract Year that do not exceed the GPWB Maximum reduce the PB Value on a dollar for dollar basis, and

–	withdrawals taken during the Contract Year that do exceed the GPWB Maximum reduce the PB Value proportionately by the percentage of Contract Value withdrawn (including any withdrawal charge).

•
Withdrawals (GPWB Payments and/or Excess Withdrawals) that do not exceed the annual GPWB Maximum do not reduce the Withdrawal Charge Basis, but withdrawals that exceed the annual GPWB Maximum (including GPWB Payments) may be subject to a withdrawal charge and reduces the Withdrawal Charge Basis, as set out in section 7, Expenses – Withdrawal Charge.

Excess Withdrawals do not affect the GPWB Payment amount or frequency, but they may decrease the time over which you receive GPWB Payments.

If you exercise GMIB under a Full Annuitization:

•	You can no longer remove PRIME Plus Benefit from the Contract and 7% AIA resets are no longer available.

•	The Accumulation Phase ends and the Annuity Phase begins.

•
The portion of the Contract that you apply to GMIB is no longer subject to the Separate Account annual expense, but any portion of the Contract that has been applied to variable Traditional Annuity Payments continues to be subject to a 1.50% Separate Account annual expense.

•	If you have not exercised GPWB, it is no longer available to you, and you cannot make additional Purchase Payments to the Contract.

•	If you exercised GPWB, GPWB Payments stop and GPWB ends.

•	GMDB ends.

The Allianz Alterity® Variable Annuity Contract Prospectus – May 1, 2011

If you exercise GMIB under a Partial Annuitization*:

•	You can no longer remove PRIME Plus Benefit from the Contract and 7% AIA resets are no longer available.

•	The Annuity Phase begins and the Accumulation Phase continues.

•
The portion of the Contract that you apply to GMIB is no longer subject to the Separate Account annual expense, but any portion of the Contract that is in the Accumulation Phase or that has been applied to variable Traditional Annuity Payments continue to be subject to the appropriate Separate Account annual expense.

•	GPWB continues to be available to you.

•
If any portion of the Contract is still in the Accumulation Phase, you may be able to make additional Purchase Payments to the Contract, but you cannot make additional Purchase Payments to any portion of the Contract that is in the Annuity Phase.

•	The Partial Annuitization reduces each Purchase Payment, the Contract Value and GMDB value proportionately by the percentage of PB Value you apply to GMIB.

•	GMIB Payments do not affect the Contract Value available under the portion of the Contract that is in the Accumulation Phase.

*	Not available after you exercise GPWB, or if the PB Value is less than the Contract Value.

In addition, if you exercise GPWB after taking a GMIB Partial Annuitization, all payments (GMIB Payments and GPWB Payments) are treated as withdrawals and not annuity payments for tax purposes. However, once the entire Contract Value has been applied to Annuity Payments, we intend to treat all Annuity Payments we make after that as annuity payments (and not withdrawals) for tax purposes.

Under PRIME Plus Benefit, the Owner controls:

•	when to exercise a benefit,

•	which benefit(s) to exercise,

•	the amount of the GPWB Payment (subject to the GPWB Maximum) and Excess Withdrawals from the portion of the Contract that is in the Accumulation Phase,*

•	the frequency of GPWB Payments,* and

•	whether to stop or restart GPWB Payments on an annual basis.

*	Owners do not have this flexibility under GMIB.

GPWB PAYMENTS

In order to begin receiving GPWB Payments, you must submit a GPWB Payment election form to our Service Center after the expiration of the seven-year waiting period and within 30 days following a Contract Anniversary. GPWB Payments do not begin until your request has been received at our Service Center and determined to be in good order.

If you exercise GPWB, we ask you to select either the 5% payment option or the 10% payment option. Once you select a payment option, you cannot change it. The payment option you select determines the GPWB Maximum, the PB Value and whether or not you receive an automatic increase or “step up” feature. The GPWB Maximum is the largest annual GPWB Payment that is available to you each Contract Year. Under the 5% payment option the GPWB Maximum is 5% of the PB Value each year, and under the 10% payment option it is 10% of the PB Value each year. Under the 5% payment option, the PB Value is the greater of the MAV, 7% AIA, or the Contract Value. Under the 10% payment option, the PB Value is the greater of the MAV or Contract Value. The 5% payment option contains an automatic step up* feature. Step ups are not available under the 10% payment option.

* See the discussion of “Step Ups Under GPWB with the 5% Payment Option” earlier in this section.

If you exercise GPWB, we also ask you to select the amount of the annual GPWB Payment you would like to receive subject to the GPWB Maximum. You cannot request GPWB Payments that would exceed the GPWB Maximum in a given Contract Year. Because GPWB Payments are non-cumulative, if you elect to receive less than the GPWB Maximum in a given year, it does not carry over to the next Contract Year.

The Allianz Alterity® Variable Annuity Contract Prospectus – May 1, 2011

If you request an Excess Withdrawal while you are receiving GPWB Payments and the amount you request plus your GPWB Payments exceeds the annual GPWB Maximum, the amount that exceeds the GPWB Maximum is subject to any applicable withdrawal charge* and reduces:

•	the Withdrawal Charge Basis,**

•	the Contract Value,

•	the PB Value (which determines the amount available for future GPWB Payments and/or future GMIB Payments), and

•	the GMDB value.

*	Amounts paid as part of a required minimum distribution are never subject to a withdrawal charge.

**	GPWB Payments and Excess Withdrawals that do not exceed the annual GPWB Maximum do not reduce the Withdrawal Charge Basis.

Excess Withdrawals do not affect the GPWB Payment amount or frequency, but they may decrease the time over which you receive GPWB Payments. If you take no Excess Withdrawals while GPWB is in effect, we would pay the PB Value to you:

•	within ten years if you elect the 10% payment option and take the maximum allowable payment each year, or

•	within 20 years if you elect the 5% payment option and take the maximum allowable payment each year (assuming no step ups).

You can elect to receive GPWB Payments on an annual, semi-annual, quarterly, or monthly basis. If the scheduled GPWB Payment date does not fall on a Business Day, we make payment to you on the next Business Day. Each GPWB Payment is be equal to the annual GPWB Payment divided by the number of payments you elected to receive during the Contract Year, until the PB Value is less than the GPWB Payment amount. Once the PB Value is less than the GPWB Payment amount, you receive one last GPWB Payment that is equal to the remaining PB Value.

The initial GPWB Payment must be at least $100. If we are unable to structure the initial GPWB Payment so that it is at least $100, GPWB is not available and we contact you to discuss alternate arrangements.

Once each Contract Year, you can elect to:

•	change the frequency of next year’s GPWB Payments,

•	change the amount of next year’s GPWB Payment subject to the GPWB Maximum, or

•	stop GPWB Payments for the next GPWB Year.

You must provide notice of any of these requested changes to GPWB Payments to our Service Center at least 30 days before a Contract Anniversary. We make any change on the Contract Anniversary and the change remains in effect for the entire following Contract Year.

The following changes are available at any time and are effective when we receive your request in good order at our Service Center.

•	Stop GPWB Payments completely and have us make GMIB Payments under a Full Annuitization based on the entire remaining PB Value.

•	Stop GPWB Payments completely and take an Excess Withdrawal of the entire Contract Value (less any withdrawal charge).

•	Stop GPWB Payments completely and have us make Traditional Annuity Payments under a Full Annuitization based on the entire Contract Value.

In addition, if you request an Excess Withdrawal while you are receiving GPWB Payments you can instruct us to stop GPWB Payments that are due for the remainder of the Contract Year at the time you request the Excess Withdrawal.

We deduct each GPWB Payment proportionately from the Investment Choices.

The Allianz Alterity® Variable Annuity Contract Prospectus – May 1, 2011

You can continue to receive GPWB Payments until the PB Value is exhausted or GPWB ends, even if you have no remaining Contract Value. If there is Contract Value remaining after you exhaust the PB Value, you can elect to either:

•	receive a lump sum payment of the entire remaining Contract Value (less any withdrawal charges), the Accumulation Phase of the Contract ends, and the Contract ends+; or

•	request Traditional Annuity Payments under a Full Annuitization based on the entire remaining Contract Value.

We send you notice at least 30 days before the last GPWB Payment date to ask for your instructions. If we do not receive any instructions from you by the date we make the last GPWB Payment, we pay you the entire remaining Contract Value (less any withdrawal charges) in a lump sum, the Accumulation Phase ends, and the Contract ends+.

+	If you took a Partial Annuitization, those portions of the Contract continue and we continue to make Annuity Payments as provided for in the selected Annuity Option.

NOTE: You are required to take a Full Annuitization of your Contract on or before the maximum permitted Income Date. (For more information see section 3, The Annuity Phase.) Upon such a Full Annuitization, GPWB is no longer available and any GPWB Payments you were receiving stop.

TAXATION OF GPWB PAYMENTS

GPWB Payments are withdrawals and are treated as such for tax purposes. This means that for Non-Qualified Contracts, Contract gains from the entire Contract are considered to be distributed first and are subject to ordinary income tax. Purchase Payments are distributed after gains have been paid out and are generally considered to be a return of your investment and are not subject to income tax. For Qualified Contracts, the entire GPWB Payment is most likely subject to ordinary income tax. In addition, if any Owner is younger than age 59½, GPWB Payments may be subject to a 10% federal penalty tax. GPWB Payments are not subject to a withdrawal charge as long as you withdraw no more than your GPWB Maximum in any Contract Year. However, if you take an Excess Withdrawal and exceed your annual GPWB Maximum, the amount that exceeds the GPWB Maximum (including GPWB Payments) is subject to a withdrawal charge* based on the date of Purchase Payment receipt and reduces the Withdrawal Charge Basis, as indicated in section 7, Expenses – Withdrawal Charge.

*	Amounts paid as part of a required minimum distribution are never subject to a withdrawal charge.

WHEN GPWB ENDS

GPWB ends upon the earliest of the following.

•	When PRIME Plus Benefit ends.

•	The Business Day you take an Excess Withdrawal of the entire Contract Value.

•	The Business Day that the PB Value and Contract Value are both zero.

•	The Business Day before the Income Date that you take a Full Annuitization.

•	When the Contract ends.

•	The death of any Owner (unless the deceased Owner’s spouse continues the Contract as the new Owner).

GMIB PAYMENTS

The annuity income protection provided by GMIB applies only under the following circumstances.

•
Your Income Date must be within 30 days following a Contract Anniversary beginning seven Contract Years after the date PRIME Plus Benefit is added to your Contract, or seven Contract Years after the date of any 7% AIA reset.

•	GMIB Payments can only be made as fixed payments, regardless of the Annuity Option* you select.

•	Annuity Option 6* is only available if the PB Value is the MAV and the duration of the period certain must be at least ten years.

•	If the PB Value is the 7% AIA, your available Annuity Options* are restricted to Annuity Option 2 or 4 and the duration of the period certain must be at least ten years.

•	We base all GMIB Payments on an interest rate of 1% per year.

*	For more information see section 3, The Annuity Phase – Annuity Options.

The Allianz Alterity® Variable Annuity Contract Prospectus – May 1, 2011

In order to begin receiving GMIB Payments, you must submit an income option election form to our Service Center after the expiration of the seven-year waiting period and within 30 days following a Contract Anniversary. GMIB Payments begin after your request has been received at our Service Center and is determined to be in good order. We make GMIB Payments to you beginning on the 30th day after your Contract Anniversary. If the scheduled GMIB Payment date does not fall on a Business Day, we make payment to you on the next Business Day.

Under GMIB you can take either a Full Annuitization, or before you exercise GPWB, you can take Partial Annuitization(s) if the PB Value is greater than the Contract Value. Any GMIB Partial Annuitization reduces the Contract Value and GMDB value proportionately by the percentage of PB Value you apply to GMIB. If you take a Partial Annuitization you cannot:

•	transfer any amounts you allocated to GMIB Payments back to any portion of the Contract that is in the Accumulation Phase;

•	transfer amounts from one Annuity Payment stream to another; or

•	allocate additional PB Value (or Contract Value) to an existing stream of Annuity Payments.

You can elect to receive GMIB Payments on an annual, semi-annual, quarterly, or monthly basis. Each GMIB Payment is equal to the annual GMIB Payment divided by the number of payments you elected to receive during the Contract Year. If the scheduled GMIB Payment date does not fall on a Business Day, we make payment to you on the next Business Day.

AMOUNT USED TO CALCULATE GMIB PAYMENTS

GMIB guarantees that the GMIB Payments are equal to the guaranteed fixed payout rates applied to the PB Value. There may be situations where the PB Value is greater than the Contract Value, but the GMIB Payments are less than fixed Traditional Annuity Payments based on the Contract Value. This may occur because the guaranteed fixed payout rates available with GMIB may be less than the current fixed payout rates that are otherwise available under Traditional Annuity Payments. We base your Annuity Payments on whichever amount (PB Value or Contract Value) produces the greater payment. However, if we use the Contract Value and the current fixed payout rates to calculate Traditional Annuity Payments, you incur higher Contract expenses without receiving any explicit benefit from GMIB.

While the 7% AIA may be larger than the MAV, it may produce a lower GMIB Payment because under the 7% AIA you have fewer available Annuity Options.

If the GMIB Payment available under the 7% AIA would always be less than the GMIB Payment available under the MAV, we base GMIB Payments on the amount that produces the largest payment. However, it is possible that the GMIB Payments under the 7% AIA may be more or less than the GMIB Payments available under the MAV depending on the Annuity Option you select. In these instances, we allow you to select the amount we use to calculate GMIB Payments and the Annuity Option that you feel is most appropriate.

TAXATION OF GMIB PAYMENTS

If you take a GMIB Partial Annuitization, GMIB Payments are treated as withdrawals and not annuity payments for tax purposes. This means that for tax purposes, any Contract earnings in the entire Contract are considered to be distributed before Purchase Payments and may be subject to ordinary income tax and a 10% federal penalty tax. For Non-Qualified Contracts, gains are generally subject to ordinary income tax and Purchase Payments are not. For Qualified Contracts, the entire GMIB Payment under a Partial Annuitization is most likely subject to ordinary income taxes. For more information on Partial Annuitizations, please see section 3, The Annuity Phase – Partial Annuitization.

If you take a Full Annuitization under GMIB, GMIB Payments should be treated as annuity payments for tax purposes. If you take a GMIB Partial Annuitization, GMIB Payments should be treated as annuity payments (and not withdrawals) for tax purposes only after the Income Date on which you have applied the entire remaining Contract Value to Annuity Payments under GMIB and/or Traditional Annuity Payments, that is, the Income Date after the Contract has been fully annuitized. For Non-Qualified Contracts that have been fully annuitized, a portion of each payment may be treated as gains that are subject to tax as ordinary income, and the remaining portion of the payment is considered to be a return of your investment and is not subject to income tax. Once we have paid out all of your Purchase Payments, however, the full amount of each GMIB Payment is subject to tax as ordinary income. For Qualified Contracts, the entire GMIB Payment is most likely subject to tax as ordinary income. Once you apply the entire Contract Value to Annuity Payments, GMIB Payments generally are not subject to the 10% federal penalty tax.

The Allianz Alterity® Variable Annuity Contract Prospectus – May 1, 2011

WHEN GMIB ENDS

If you have not exercised GMIB, it ends upon the earliest of the following.

•	When PRIME Plus Benefit ends.

•	The Business Day that the PB Value and Contract Value are both zero.

•	The Business Day before the Income Date you take a Full Annuitization and request Traditional Annuity Payments.

•	When the Contract ends.

•	The death of any Owner (unless the deceased Owner’s spouse continues the Contract as the new Owner).

If you exercise GMIB, each portion of the Contract that you apply to GMIB Payments ends upon the earliest of the following.

•	Under Annuity Options 1 and 3, the death of the last surviving Annuitant.

•	Under Annuity Options 2 and 4, the death of the last surviving Annuitant and expiration of the guaranteed period.*

•	Under Annuity Option 5, the death of the Annuitant and payment of any lump sum refund.

•	Under Annuity Option 6, the expiration of the specified period certain.

•	When PRIME Plus Benefit ends.

•	When the Contract ends.

*	If we make a lump sum payment of the remaining guaranteed GMIB Payments at the death of the last surviving Annuitant, this portion of the Contract ends upon payment of the lump sum.

REQUIRED MINIMUM DISTRIBUTIONS (RMDs) UNDER QUALIFIED CONTRACTS WITH PRIME PLUS BENEFIT

GMIB and GPWB under PRIME Plus Benefit may have limited usefulness if you purchased a Qualified Contract that is subject to a RMD. If your Contract includes PRIME Plus Benefit and you do not exercise GMIB on or before the date RMD payments must begin under a qualified plan, the Owner or Beneficiary may not be able to exercise GMIB due to the restrictions imposed by the minimum distribution requirements. You should consider whether GMIB is appropriate for your situation if you plan to exercise GMIB after your RMD beginning date.

You also cannot participate in the minimum distribution program available under this Contract if you elect to receive GPWB Payments. If you exercise GPWB, we ask you to select either the 5% payment option or the 10% payment option. Once you select a payment option, you cannot change it. Therefore, under a Qualified Contract that is subject to RMDs, you may not be able to adjust your GPWB Payment to meet your required minimum distribution needs. If you own a Qualified Contract that is subject to RMDs and your RMD payment is greater than the GPWB Maximum, you cannot meet your RMD needs without taking Excess Withdrawals. In addition, RMD payments reduce your PB Value.

The Allianz Alterity® Variable Annuity Contract Prospectus – May 1, 2011

5.	INVESTMENT OPTIONS

The Contract offers the Investment Options listed in the following table. Each Investment Option has its own investment objective. In the future, we may add, eliminate or substitute Investment Options. Depending on market conditions, you can gain or lose value by investing in the Investment Options.

You should read the Investment Options’ prospectuses carefully. The Investment Options invest in different types of securities and follow varying investment strategies. There are potential risks associated with each of these types of securities and investment strategies. For example, an Investment Option’s performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an Investment Option with a small asset base. An Investment Option may not experience similar performance as its assets grow. The operation of the Investment Options and the various risks associated with the Investment Options are described in the Investment Options’ prospectuses. To obtain a current prospectus for any of the Investment Options, contact your Financial Professional or call us at the toll free telephone number listed at the back of this prospectus.

Certain Investment Options issue two or more classes of shares and certain share classes may have Rule 12b-1 fees. For more information about share classes, see the Investment Options’ prospectuses.

Currently, the Investment Options are not publicly traded mutual funds. They are available only as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans.

The names, investment objectives and policies of certain Investment Options may be similar to the names, investment objectives and policies of other portfolios that the same investment advisers manage. Although the names, objectives and policies may be similar, the investment results of the Investment Options may be higher or lower than the results of such portfolios. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the Investment Options have the same names, investment advisers, objectives and policies.

Each of the Investment Options offered by the Allianz Variable Insurance Products Fund of Funds Trust (Allianz VIP Fund of Funds Trust), is a “fund of funds” and diversifies its assets by investing primarily in the shares of several other affiliated mutual funds.

The underlying funds may pay 12b-1 fees to the distributor of the Contracts, our affiliate, Allianz Life Financial Services, LLC, for distribution and/or administrative services. The underlying funds do not pay service fees or 12b-1 fees to the Allianz VIP Fund of Funds Trust and the Allianz VIP Fund of Funds Trust does not charge service fees or 12b-1 fees. The underlying funds of the Allianz VIP Fund of Funds Trust or their advisers may pay service fees to us and our affiliates for providing customer service and other administrative services to Contract Owners. The amount of such service fees may vary depending on the underlying fund.

We offer other variable annuity contracts that may invest in the same Investment Options. These contracts may have different charges and may offer different benefits more appropriate to your needs. For more information about these contracts, please contact our Service Center.

The following advisers and subadvisers are affiliated with us: Allianz Investment Management LLC and Pacific Investment Management Company LLC. The following is a list of the Investment Options available under the Contract, the investment advisers and subadvisers for each Investment Option, the investment objectives for each Investment Option, and the primary investments of each Investment Option.

The Allianz Alterity® Variable Annuity Contract Prospectus – May 1, 2011

INVESTMENT OPTIONS

Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
ALLIANZ FUND OF FUNDS
Managed by Allianz Investment Management LLC	AZL Balanced Index Strategy Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration
Invests primarily in a combination of five underlying bond and equity index funds, to achieve a range generally from 40% to 60% of assets in the underlying equity index funds and 40% to 60% in the underlying bond index fund.

	AZL Fusion Balanced Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration	Allocation among the underlying investments, to achieve a range generally from 40% to 60% of assets in equity funds and approximately 40% to 60% invested in fixed income funds.
	AZL Fusion Conservative Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration	Allocation among the underlying investments, to achieve a range generally from 25% to 45% of assets in equity funds and approximately 55% to 75% invested in fixed income funds.
	AZL Fusion Moderate Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation	Allocation among the underlying investments, to achieve a range generally from 55% to 75% of assets in equity funds and approximately 25% to 45% invested in fixed income funds.
	AZL Growth Index Strategy Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation
Invests primarily in a combination of five underlying bond and equity index funds, to achieve a range generally from 65% to 85% of assets in the underlying equity index funds and 15% to 35% in the underlying bond index fund.

BLACKROCK
Managed by Allianz Investment Management LLC/BlackRock Institutional Management Corporation	AZL Money Market Fund	Cash Equivalent	Current income consistent with stability of principal
Invests in a broad range of short-term, high quality U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, commercial and other obligations. During extended periods of low interest rates, and due in part to contract fees and expenses, the yield of the AZL Money Market Fund may also become extremely low and possibly negative.

Managed by BlackRock Advisors, LLC/BlackRock Investment Management, LLC and BlackRock International Limited	BlackRock Global Allocation V.I. Fund	Specialty	High total investment return
Invests in both equity and debt securities, including money market securities, of issuers located around the world. Seeks diversification across markets, industries, and issuers. May invest in securities of companies of any market capitalization and in REITs.

FIDELITY
Managed by Strategic Advisers, Inc.	Fidelity VIP FundsManager 50% Portfolio	Model Portfolio (Fund of Funds)	High total return
Invests in a combination of underlying Fidelity retail and variable insurance products funds using a target allocation of approximately 35% domestic equity funds, 15% international equity funds, 40% fixed income funds and 10% money market funds, to achieve portfolio characteristics similar to the VIP FundsManager 50% Composite Index.

	Fidelity VIP FundsManager 60% Portfolio	Model Portfolio (Fund of Funds)	High total return
Invests in a combination of underlying Fidelity retail and variable insurance products funds using a target allocation of approximately 42% domestic equity funds, 18% international equity funds, 35% fixed income funds and 5% money market funds, to achieve portfolio characteristics similar to the VIP FundsManager 60% Composite Index.

The Allianz Alterity® Variable Annuity Contract Prospectus – May 1, 2011

Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
FRANKLIN TEMPLETON
Managed by Allianz Investment Management LLC/Franklin Mutual Advisers, LLC, Templeton Global Advisors Limited, and Franklin Advisers, Inc.	AZL Franklin Templeton Founding Strategy Plus Fund	Specialty	Long-term capital appreciation, with income as a secondary goal
Invests in a combination of subportfolios or strategies, each of which is managed by an asset manager that is part of Franklin Templeton. The strategies invest primarily in U.S. and foreign equity and fixed income securities.

Managed by Franklin Advisers, Inc.	Franklin High Income Securities Fund	High-Yield Bonds	High current income with capital appreciation as a secondary goal	Invests primarily to predominantly in high yield, lower-rated debt securities (“junk bonds”) and preferred stocks.
	Franklin Income Securities Fund	Specialty	Maximize income while maintaining prospects for capital appreciation	Normally invests in debt and equity securities.
	Franklin U.S. Government Fund	Intermediate-Term Bonds	Income	At least 80% of its net assets in U.S. government securities.
	Templeton Global Bond Securities Fund	Intermediate-Term Bonds	High current income, consisent with preservation of capital, with capital appreciation as a secondary consideration	Normally invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.
GATEWAY
Managed by Allianz Investment Management LLC/Gateway Investment Advisors, LLC	AZL Gateway Fund	Specialty	Capture equity market investment returns, while exposing investors to less risk than other equity investments
Normally invests in a broadly diversified portfolio of common stocks, while also selling index call options and purchasing index put options. May invest in companies with small, medium or large market capitalizations and in foreign securities traded in U.S. markets.

INVESCO
Managed by Allianz Investment Management LLC/Invesco Advisers, Inc.	AZL Invesco Equity and Income Fund	Specialty	Highest possible income consistent with safety of principal. Secondary objective of long-term growth of capital
Invests at least 65% of its total assets in income-producing equity securities and also invests in investment grade quality debt securities. May invest up to 25% ot total assets in foreign securities, including emerging market securities.

PIMCO
Managed by Pacific Investment Management Company LLC	PIMCO VIT All Asset Portfolio	Specialty (Fund of Funds)	Maximum real return consistent with preservation of real capital and prudent investment management	Invests substantially all of its assets in institutional class shares of the underlying PIMCO Funds.
	PIMCO VIT Emerging Markets Bond Portfolio	Intermediate-Term Bonds	Maximum total return, consistent with preservation of capital and prudent investment management	At least 80% of its assets in fixed income instruments of issuers that economically are tied to emerging markets countries.

The Allianz Alterity® Variable Annuity Contract Prospectus – May 1, 2011

Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
Managed by Pacific Investment Management Company LLC	PIMCO VIT Global Advantage Strategy Bond Portfolio	Intermediate-Term Bonds	Total return, which exceeds that of its benchmarks, consistent with prudent investment management
At least 80% of its assets in fixed income instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

	PIMCO VIT Global Bond Portfolio (Unhedged)	Intermediate-Term Bonds	Maximum total return, consistent with preservation of capital and prudent investment management
At least 80% of its assets in fixed income instruments of issuers in at least three countries (one of which may be the U.S.), which may be represented by forwards or derivatives. May invest, without limitation, in securities economically tied to emerging market countries.

	PIMCO VIT Global Multi-Asset Portfolio	Specialty	Total return which exceeds a blend of 60% MSCI World Index/40% Barclays Capital U.S. Aggregate Index
Invests in a combination of affiliated and unaffiliated funds, fixed income instruments, equity securities, forwards and derivatives. Typically invests 20% to 80% of total assets in equity-related investments.

	PIMCO VIT High Yield Portfolio	High-Yield Bonds	Maximum total return, consistent with preservation of capital and prudent investment management
At least 80% of assets in a diversified portfolio of high-yield securities (“junk bonds”) rated below investment grade, but at least Caa by Moody’s or equivalently rated by S&P or Fitch. May invest up to 20% of total asets in securities denominated in foreign currencies.

	PIMCO VIT Real Return Portfolio	Intermediate-Term Bonds	Maximum real return, consistent with preservation of real capital and prudent investment management	At least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations.
	PIMCO VIT Total Return Portfolio	Intermediate-Term Bonds	Maximum total return, consistent with preservation of capital and prudent investment management
At least 65% of total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

	PIMCO VIT Unconstrained Bond Portfolio	Specialty	Maximum long-term return, consistent with preservation of capital and prudent investment management
At least 80% of its assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

Shares of the Investment Options may be offered in connection with certain variable annuity contracts and variable life insurance policies of various insurance companies that may or may not be affiliated with us. Certain Investment Options may also be sold directly to pension and retirement plans that qualify under Section 401 of the Internal Revenue Code. As a result, a material conflict of interest may arise between insurance companies, owners of different types of contracts and retirement plans or their participants. Each Investment Option’s Board of Directors monitor for the existence of any material conflicts, and determine what action, if any, should be taken.

We may enter into certain arrangements under which we, or our affiliate Allianz Life Financial Services, LLC, the principal underwriter for the Contracts, are compensated by the Investment Options’ advisers, distributors and/or affiliates for the administrative services and benefits that we provide to the Investment Options. The amount of the compensation usually is based on the aggregate assets of the Investment Options or other investment portfolios that are attributable to contracts that we issue or administer. Some advisers may pay us more or less than others. The maximum fee that we currently receive is at the annual rate of 0.50% of the average aggregate amount invested by us in the Investment Options.

The Allianz Alterity® Variable Annuity Contract Prospectus – May 1, 2011

In addition, our affiliate Allianz Life Financial Services, LLC, may receive Rule 12b-1 fees deducted from certain Investment Option assets attributable to the Contract for providing distribution and support services to some Investment Options. Because 12b-1 fees are paid out of an Investment Option’s assets on an ongoing basis, over time they increase the cost of an investment in the Investment Option.

SUBSTITUTION AND LIMITATION ON FURTHER INVESTMENTS

We may substitute another Investment Option for one of your selected Investment Options, for any reason in our sole discretion. To the extent required by the Investment Company Act of 1940 or other applicable law, we do not substitute any shares without SEC approval and providing you notice. We may make substitutions with respect to your existing allocations, future Purchase Payment allocations, or both. New or substitute Investment Options may have different fees and expenses, and their availability may be limited to certain purchaser classes. We may limit further Investment Option allocations if marketing, tax or investment considerations warrant, or for any reason in our sole discretion. We may also close Investment Options to additional allocations. The fund companies that sell Investment Option shares to us, pursuant to participation agreements, may end those agreements and discontinue offering us their shares.

TRANSFERS BETWEEN INVESTMENT OPTIONS

Contracts with PRIME Plus Benefit are subject to Investment Option transfer restrictions if these Contracts exceed certain limits on volatility or risk. For more information, see section 4, Protected Retirement Income Made Easy:  PRIME Plus Benefit.

You can make transfers among the Investment Choices, subject to certain restrictions. Currently there is no maximum limit on the number of transfers we allow, but we may change this in the future. Transfers may be subject to a transfer fee. For more information, see section 7, Expenses – Transfer Fee.

The following applies to any transfer.

•
The minimum amount that you can transfer is $1,000 ($500 in New Jersey) or the entire amount in the Investment Choice, if less. We waive this requirement if the transfer is made under the dollar cost averaging or flexible rebalancing programs or the allocation and transfer restrictions for PRIME Plus Benefit.

•	Your request for a transfer must clearly state:

–	which Investment Choices are involved in the transfer; and

–	how much you wish to transfer.

•	After the Income Date, you cannot make a transfer from a fixed Annuity Payment stream to a variable Annuity Payment stream.

•	After the Income Date, you can make a transfer from a variable Annuity Payment stream to establish a new fixed Annuity Payment stream.

•	Your right to make transfers is subject to the Excessive Trading and Market Timing policy discussed later in this section.

•	Transfer instructions apply equally to the accumulation and annuitization portions of the Contract. You cannot make transfers selectively within different portions of the Contract.

•	Transfers of Contract Value between Investment Options do not change the allocation instructions for any future Purchase Payments.

When you make a transfer request, we process the request based on the Accumulation Unit values and/or Annuity Unit values next determined after receipt of the request in Good Order at our Service Center. The Accumulation Unit values and Annuity Unit values are normally determined at the end of each Business Day and any transfer request received at or after the end of the current Business Day receives the next Business Day’s Accumulation Unit values and/or Annuity Unit values.

The Allianz Alterity® Variable Annuity Contract Prospectus – May 1, 2011

Electronic Transfers

You can currently request transfers by telephone, fax, or by website at http:// www.allianzlife.com. We do not currently accept transfer instructions from you through any other form of electronic communication. Unless you instruct us not to, we accept transfer instructions from any Owner. We may also allow you to authorize someone else to request transfers on your behalf. We use reasonable procedures to confirm that electronic instructions given to us are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We record all telephone instructions and log all website instructions. We reserve the right to deny any transfer request and to discontinue or modify our electronic transfer privileges at any time and for any reason.

When you make an electronic transfer request, we process the request based on the Accumulation Unit values next determined after receipt of the request at our Service Center. If a Service Center representative does not receive your transfer request before the end of the current Business Day, even if due to our delay in answering your call or a delay caused by our electronic systems, you receive the next Business Day’s Accumulation Unit values.

Please note that telephone, fax and/or the website may not always be available. Any electronic system, whether it is ours, yours, your service provider’s, or your Financial Professional’s, can experience outages or slowdowns for a variety of reasons, which may delay or prevent our processing of your request or allocation instruction change. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability. If you are experiencing problems, you should submit your transfer request in writing to our Service Center.

By authorizing electronic transfers, you authorize us to accept and act upon such instructions for your Contract. There are risks associated with electronic transactions that do not occur if you submit a written request. Anyone authorizing or making such requests bears those risks. You should protect your website password, because the website is available to anyone who provides your password; we cannot verify that the person providing electronic transfer instructions via the website is you or is authorized by you.

EXCESSIVE TRADING AND MARKET TIMING

We may restrict or modify your right to make transfers to prevent any use that we consider to be part of a market timing program.

Frequent transfers, programmed transfers, transfers into and then out of an Investment Option in a short period of time, and transfers of large amounts at one time (collectively referred to as “potentially disruptive trading”) may have harmful effects for other Owners, Annuitants and Beneficiaries. These risks and harmful effects include the following.

•
Dilution of the interests of long-term investors in an Investment Option, if market timers or others transfer into an Investment Option at prices that are below their true value, or transfer out at prices above their true value.

•	An adverse effect on portfolio management, such as causing an Investment Option to maintain a higher level of cash or causing an Investment Option to liquidate investments prematurely.

•	Increased brokerage and administrative expenses.

We attempt to protect our Owners and the Investment Options from potentially disruptive trading through our excessive trading and market timing policies and procedures. Under these policies and procedures, we could modify your transfer privileges for some or all of the Investment Options. Unless prohibited by your Contract or applicable state law, we may:

•	Limit transfer frequency (for example, prohibit more than one transfer a week, or more than two a month, etc.).

•	Restrict the transfer method (for example, requiring all transfers be sent by first class U.S. mail and rescinding electronic transfer privileges).

•
Require a minimum time period between each transfer into or out of the same Investment Option. Our current policy, which is subject to change without notice, prohibits “round trips” within 14 calendar days. We do not include transfers into and/or out of the following Investment Options when available in your Contract: any fixed option, the AZL Money Market Fund, and Investment Options offered through the Allianz Variable Insurance Products Fund of Funds Trust. Round trips are transfers into and back out of the same Investment Option, or transfers out of and back into the same Investment Option.

•	Refuse transfer requests made on your behalf by an asset allocation and/or market timing service.

•	Limit the dollar amount of any single Purchase Payment or transfer request to an Investment Option.

•	Impose redemption fees on short-term trading (or implement and administer an Investment Option’s redemption fees).

•	Prohibit transfers into specific Investment Options.

•	Impose other limitations or restrictions.

The Allianz Alterity® Variable Annuity Contract Prospectus – May 1, 2011

We also reserve the right to reject any specific Purchase Payment allocation or transfer request from any person if in the investment adviser’s, subadviser’s or our judgment, an Investment Option may be unable to invest effectively in accordance with its investment objectives and policies.

Currently, we attempt to deter disruptive trading as follows. If a transfer(s) is/are identified as potentially disruptive trading, we may (but are not required to) send a warning letter. If the conduct continues and we determine it constitutes disruptive trading, we also impose transfer restrictions. Transfer restrictions may include refusing electronic transfers and requiring all transfers be sent by first-class U.S. mail. We do not enter into agreements permitting market timing and would not permit activities determined to be disruptive trading to continue. We also reserve the right to impose transfer restrictions if we determine, in our sole discretion, that transfers disadvantage other Owners. We notify you in writing if we impose transfer restrictions on you.

We do not include automatic transfers made under any of our programs or Contract features when applying our market timing policy.

We adopted these policies and procedures as a preventative measure to protect all Owners from the potential effects of disruptive trading, while also abiding by your legitimate interest in diversifying your investment and making periodic asset re-allocations based on your personal situation or overall market conditions. We attempt to protect your interests in making legitimate transfers by providing reasonable and convenient transfer methods that do not harm other Owners.

We may make exceptions when imposing transfer restrictions if we determine a transfer is appropriate, although it may technically violate our policies and procedures discussed here. In determining if a transfer is appropriate, we may, but are not required to, take into consideration its relative size, whether it was purely a defensive transfer into the AZL Money Market Fund, and whether it involved an error or similar event. We may also reinstate electronic transfer privileges after we revoke them, but we do not reinstate these privileges if we believe they might be used for future disruptive trading.

We cannot guarantee the following.

•	Our monitoring will be 100% successful in detecting all potentially disruptive trading activity.

•	Revoking electronic transfer privileges will successfully deter all potentially disruptive trading.

In addition, some of the Investment Options are available to other insurance companies and we do not know if they adopted policies and procedures to detect and deter potentially disruptive trading, or what their policies and procedures might be. Because we may not be completely successful at detecting and preventing market timing activities, and other insurance companies that offer the Investment Options may not have adopted adequate market timing procedures, there is some risk that market timing activity may occur and negatively affect other Owners.

We may, without prior notice to any party, take whatever action we deem appropriate to comply with any state or federal regulatory requirement. In addition, purchase orders for an Investment Option’s shares are subject to acceptance by that Investment Option’s manager. We reserve the right to reject, without prior notice, any Investment Option transfer request or Purchase Payment if the purchase order is rejected by the investment manager. We have entered into agreements required under SEC Rule 22c-2 (Rule 22c-2 agreements) whereby, upon request by an underlying fund or its designee, we must provide information about you and your trading activities to the underlying fund or its designee. Under the terms of the Rule 22c-2 agreements, we are required to: (1) provide details concerning every purchase, redemption, transfer, or exchange of Investment Options during a specified period; and (2) restrict your trading activity if the party receiving the information so requests. Under certain Rule 22c-2 agreements, if we fail to comply with a request to restrict trading activity, the underlying fund or its designee may refuse to accept buy orders from us until we comply.

Investment Options may add or change policies designed to restrict market timing activities. For example, Investment Options may impose restrictions on transfers between Investment Options in an affiliated group if the investment adviser to one or more of the Investment Options determines that the person requesting the transfer has engaged, or is engaging in, market timing or other abusive trading activities. In addition, an Investment Option may impose a short-term trading fee on purchases and sales within a specified period. You should review the Investment Options’ prospectuses regarding any applicable transfer restrictions and the imposition of any fee to discourage short-term trading. The imposition of these restrictions would occur as a result of Investment Option restrictions and actions taken by the Investment Options’ managers.

NOTE: This Contract is not designed for professional market timing organizations, other entities or persons using programmed, large, or frequent transfers, and we may restrict excessive or inappropriate transfer activity.

The Allianz Alterity® Variable Annuity Contract Prospectus – May 1, 2011

We retain some discretion in determining what actions constitute potentially disruptive trading and in determining when and how to impose trading restrictions. Therefore, persons engaging in potentially disruptive trading may be subjected to some uncertainty as to when and how we apply trading restrictions, and persons not engaging in potentially disruptive trading may not know precisely what actions will be taken against a person engaging in potentially disruptive trading. For example, if we determine a person is engaging in potentially disruptive trading, we may revoke that person’s electronic transfer privileges and require all future requests to be sent by first class U.S. mail. In the alternative, if the disruptive trading affects only a single Investment Option, we may prohibit transfers into or Purchase Payment allocations to that Investment Option. We notify the person or entity making the potentially disruptive trade when we revoke any transfer privileges.

The retention of some level of discretion by us may result in disparate treatment among persons engaging in potentially disruptive trading, and it is possible that some persons could experience adverse consequences if others are able to engage in potentially disruptive trading practices that have negative effects.

DOLLAR COST AVERAGING (DCA) PROGRAM

The dollar cost averaging (DCA) program allows you to systematically transfer a set amount of money each month or quarter from any one of the available Investment Choices to other Investment Options. The Investment Option you transfer from may not be the Investment Option you transfer to in this program. You cannot dollar cost average to a general account Investment Choice. The only general account Investment Choice that you can dollar cost average from is the DCA Fixed Option. By allocating amounts on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, your Contract Value may be less susceptible to the impact of market fluctuations. However, dollar cost averaging does not directly result in a Contract Value gain or protect against a market loss. You may only participate in this program during the Accumulation Phase.

There may be two DCA options available to you. Both options require a $1,500 minimum allocation. The first option is the DCA Fixed Option. It is only available for a period of either 6 or 12 months for additional Purchase Payments. Under the DCA Fixed Option, you receive a fixed interest rate guaranteed for the period by us. The DCA Fixed Option may not be available in your state. The second option is the Standard DCA Option. It requires participation for at least six months. Only the Investment Options are available with this option.

All DCA transfers are made on the tenth of the month or the next Business Day if the tenth is not a Business Day. We must receive your DCA program form in Good Order at our Service Center by 4 p.m. Eastern Time on the Business Day before we process these transfers, or your program participation does not begin until next month. You can elect either program by properly completing the DCA form provided by us.

Your participation in the program ends when any of the following occurs.

•	The number of desired transfers has been made.

•	You do not have enough money in the Investment Choices to make the transfer (if less money is available, that amount is dollar cost averaged and the program ends).

•	You request to end the program (your request must be received at our Service Center by 4:00 p.m. Eastern Time on the Business Day immediately before the tenth to end that month).

•	your Contract ends.

If you participate in the DCA program, there are no fees for the transfers made under this program and we do not currently count these transfers against the free transfers that we allow. We reserve the right to discontinue or modify the DCA program at any time and for any reason.

The Allianz Alterity® Variable Annuity Contract Prospectus – May 1, 2011

FLEXIBLE REBALANCING

You can choose to have us rebalance your account. Once your money has been invested, the performance of the Investment Options may cause your chosen allocation to shift. Flexible rebalancing is designed to help you maintain your specified allocation mix among the different Investment Options. The general account Investment Choices are not part of the flexible rebalancing program. You can direct us to automatically readjust your balance in the Investment Options on a quarterly, semi-annual or annual basis to return to your selected Investment Option allocations. Flexible rebalancing transfers are made on the 20th of the month or the previous Business Day if the 20th is not a Business Day. We must receive your flexible rebalancing program form in Good Order at our Service Center by 4 p.m. Eastern Time on the Business Day before we process this rebalancing, or you program does not begin until next month. If you participate in the flexible rebalancing program, there are no fees for the transfers made under this program and we do not currently count these transfers against any free transfers that we allow. We reserve the right to discontinue or modify the flexible rebalancing program at any time and for any reason. To end your participation in this program, your request must also be received at our Service Center by 4:00 p.m. Eastern Time on the Business Day immediately before the 20th to end that month.

FINANCIAL ADVISERS – ASSET ALLOCATION PROGRAMS

If you have an investment adviser and want to pay their fees from this Contract, you can submit a written request to our Service Center on a form satisfactory to us. If we approve your request, we withdraw the fee and pay it to your adviser. We treat this fee payment as a withdrawal. For tax purposes, withdrawals from Non-Qualified Contracts are considered to come from earnings first, not Purchase Payments. If any Owner is under age 59½ it may be subject to a 10% federal penalty tax. You should consult a tax adviser regarding the tax treatment of adviser fee payments.

Your investment adviser acts on your behalf, not ours. We are not party to your advisory agreement or responsible for your adviser’s actions. We do not set your adviser’s fee or receive any part of it. Any adviser fee you pay is in addition to this Contract’s fees and expenses. You should ask your adviser about compensation they receive for this Contract.

You can submit a written request to our Service Center on a form satisfactory to us to allow your adviser to make Investment Option transfers on your behalf. However, we reserve the right to review an adviser’s trading history before allowing him or her to make transfers. If, in our sole discretion, we believe the adviser's trading history indicates excessive trading, we can deny your request. If we approve it, your adviser is subject to the same trading restrictions that apply to Owners. We can deny or revoke trading authority in our sole discretion.

VOTING PRIVILEGES

We legally own the Investment Option shares. However, when an Investment Option holds a shareholder vote that affects your investment, we ask you to give us voting instructions. We then vote all of our shares, including any we own on our behalf, in proportion to those instructions. Because most Owners do not give us instructions and we vote shares proportionally, a small number of Owners may determine a vote’s outcome. If we determine we no longer need to get your voting instructions, we decide how to vote the shares. Only Owners have voting privileges. Annuitants, Beneficiaries, Payees and other persons have no voting privileges unless they are also Owners.

We determine your voting interest in an Investment Option as follows.

•
You can cast votes based on the dollar value of Investment Option’s shares in your Contract’s subaccount. We calculate this value based on the number and value of accumulation/annuity units for your Contract on the record date. We count fractional votes.

•	We determine the number of shares you can vote.

•	You receive proxy materials, a voting instruction form, and periodic reports on your selected Investment Options.

The Allianz Alterity® Variable Annuity Contract Prospectus – May 1, 2011

6.	OUR GENERAL ACCOUNT

Our general account holds all our assets other than our separate account assets. We own our general account assets and use them to support our insurance and annuity obligations, other than those funded by our separate accounts. These assets are subject to our general business operation liabilities, and may lose value. Subject to applicable law, we have sole investment discretion over our general account assets.

We have not registered our general account as an investment company under the Investment Company Act of 1940, nor have we registered our general account interests under the Securities Act of 1933. As a result, the SEC has not reviewed our general account prospectus disclosures.

Currently, we only offer a DCA Fixed Option as an Investment Choice under our general account during the Accumulation Phase. Any amounts you allocate to this Investment Choice under our general account become part of our general account. Any guaranteed values provided by this Contract that are in excess of the Contract Value are subject to our claims paying ability. Additionally, any amounts that you allocate to provide fixed Annuity Payments during the Annuity Phase become part of our general account. We may change the terms of the general account Investment Choices in the future. Please contact us for the most current terms.

7.	EXPENSES

There are charges and other expenses associated with the Contract that reduce your investment return. These charges and expenses are described in detail in this section.

SEPARATE ACCOUNT ANNUAL EXPENSES

Each Business Day during the Accumulation and Annuity Phases, we make a deduction from your Separate Account assets for the mortality and expense risk (M&E) charge and the administrative charge (together they are called the Separate Account annual expenses). We do this as part of our calculation of the value of the Accumulation and Annuity Units. The charges are an annualized rate that is realized on a daily basis as a percentage of the net asset value of an Investment Option, and we use that net asset value to calculate the Accumulation Unit value during the Accumulation Phase and the Annuity Unit value during the Annuity Phase. We assess the Separate Account annual expenses during the Annuity Phase on any Contract Value you apply to variable Annuity Payments; there are no Separate Account annual expenses during the Annuity Phase on any Contract Value you apply to fixed Annuity Payments. The amount of the M&E charge during the Accumulation Phase depends on the benefit options that apply. The annual administrative charge is equal to 0.15% during both phases of your Contract. Some or all of the guaranteed benefits may not be available in all states. During the Accumulation Phase, the current Separate Account annual expenses are as follows:

	Base Contract			Charges for a Contract with PRIME Plus Benefit
	M&E Charge	Admin. Charge	Total	M&E Charge	Admin. Charge	Total
Traditional GMDB	1.35%	0.15%	1.50%	2.05%	0.15%	2.20%
Enhanced GMDB	1.65%	0.15%	1.80%	2.25%	0.15%	2.40%
Earnings Protection GMDB	1.65%	0.15%	1.80%	2.30%	0.15%	2.45%
If you exercise GPWB, the increased expenses associated with PRIME Plus Benefit continue until both GPWB and GMIB benefits end and the increased expenses associated with Enhanced GMDB or Earnings Protection GMDB (if applicable) continue as long as the Enhanced GMDB value or Earnings Protection GMDB value is greater than zero.

During the Annuity Phase, if you request variable Traditional Annuity Payments, the Separate Account annual expenses are equal, on an annual basis, to 1.50%. Because the Contract allows Partial Annuitization, it is possible for one portion of the Contract to be in the Accumulation Phase and other portions to be in the Annuity Phase at the same time. It is also possible to have a different M&E charge on different portions of the Contract at the same time if you take a variable traditional Partial Annuitization.

The Allianz Alterity® Variable Annuity Contract Prospectus – May 1, 2011

Mortality and Expense Risk (M&E) Charge

This charge compensates us for all the insurance benefits provided by your Contract, for example:

•	our contractual obligation to make Annuity Payments,

•	the death, income, and withdrawal benefits under the Contract,

•	certain expenses related to the Contract, and

•	for assuming the risk (expense risk) that the current charge is insufficient in the future to cover the cost of administering the Contract.

If the M&E charge is sufficient to cover such costs and risks, any excess is profit to us. We anticipate making such a profit, and using it to cover distribution expenses as well as the cost of providing certain features under the Contract.

Administrative Charge

This charge is equal to 0.15% of the average daily assets invested in a subaccount on an annual basis. We deduct this charge during both the Accumulation and Annuity Phases. This charge, together with the contract maintenance charge (which is explained next), is for all the expenses associated with the administration and maintenance of the Contracts.

CONTRACT MAINTENANCE CHARGE

We deduct $40 from the Contract annually as a contract maintenance charge during the Accumulation and Annuity Phases. The charge is for the expenses associated with the administration and maintenance of the Contract. We deduct this charge on the last day of each Contract Year and we deduct it proportionately from the Investment Choices. During the Annuity Phase, we collect a portion of the charge out of each variable Annuity Payment.

During the Accumulation Phase, we waive this charge for all your Alterity Contracts registered with the same social security or tax identification number if their total Contract Value is at least $100,000 at the time we are to deduct the charge. We also waive this charge during the Annuity Phase if the Contract Value on the Income Date is at least $100,000. If you select fixed Annuity Payments and do not qualify for the waiver, we only deduct this charge once on the Income Date. If you take a full withdrawal from your Contract (other than on a Contract Anniversary), we deduct the full contract maintenance charge.

If the Contract is owned by a non-individual (for example, a qualified plan or trust), we look to the Annuitant to determine if we assess the charge.

WITHDRAWAL CHARGE

You can take withdrawals from the portion of the Contract that is in the Accumulation Phase. A withdrawal charge applies if any part of the withdrawal comes from a Purchase Payment that is still within six complete Contract Years before the withdrawal. The withdrawal charge compensates us for expenses associated with selling the Contract. We do not assess the withdrawal charge on: amounts deducted to pay a transfer fee or the contract maintenance charge, Annuity Payments (including GMIB Payments), death benefits, withdrawals taken under the waiver of withdrawal charge benefit, or amounts paid as part of a minimum distribution payment under our minimum distribution program. We also do not assess the withdrawal charge on GPWB Payments and/or Excess Withdrawals unless they exceed the GPWB Maximum. (For more information, see section 4, Protected Retirement Income Made Easy: PRIME Plus Benefit – GPWB Payments; and the “Waiver of Withdrawal Charge Benefits” and “The Minimum Distribution Program and Required Minimum Distribution (RMD) Payments” discussions in section 9, Access to Your Money.) In the Contract or marketing materials, the withdrawal charge may also be referred to as the surrender charge or contingent deferred sales charge (CDSC) and withdrawals may be referred to as surrenders.

The total amount under your Contract that is subject to a withdrawal charge is the Withdrawal Charge Basis. The Withdrawal Charge Basis is equal to the total Purchase Payments, less any Purchase Payment withdrawn (excluding any penalty-free withdrawals). We do not reduce the Withdrawal Charge Basis for any penalty-free withdrawals or the deduction of a transfer fee or the contract maintenance charge. This means that if you take a full withdrawal while the withdrawal charge applies and you have taken penalty-free withdrawals, you may be assessed a withdrawal charge on more than the amount you are withdrawing. Penalty-free withdrawals include the following amounts:  withdrawals under the GPWB of PRIME Plus Benefit that do not exceed the GPWB Maximum, withdrawals under the partial withdrawal privilege, withdrawals under the waiver of withdrawal charge benefit, and any amounts paid as part of a required minimum distribution. We also do not adjust the Withdrawal Charge Basis for any withdrawal charge, or any gains or losses on your Investment Options.

The Allianz Alterity® Variable Annuity Contract Prospectus – May 1, 2011

This means that on a full withdrawal, if the Contract Value has declined due to poor performance of your selected Investment Options, the withdrawal charge may be greater than the amount available for withdrawal. Because we assess the withdrawal charge against the Withdrawal Charge Basis, in some instances, the Contract Value may be positive, but you will not receive a distribution due to the amount of the withdrawal charge. For more information, please see the examples in Appendix E.

NOTE REGARDING PARTIAL ANNUITIZATIONS: Amounts applied to Partial Annuitizations reduce each Purchase Payment proportionately by the percentage of Contract Value or GMIB value you annuitize. This reduction also applies to the Withdrawal Charge Basis.

For purposes of calculating any withdrawal charge, we withdraw Purchase Payments on a “first-in-first-out” (FIFO) basis and we make withdrawals from your Contract in the following order.

1 .
First, we withdraw any Purchase Payments that are beyond your Contract’s withdrawal charge period (for example, Purchase Payments that we have had for six or more complete Contract Years). We do not assess a withdrawal charge on these Purchase Payments. This withdrawal reduces the Withdrawal Charge Basis.

2.
Then, we withdraw any Purchase Payments that are under the partial withdrawal privilege and we do not assess a withdrawal charge. However, the partial withdrawal privilege is not available if you are taking a full withdrawal. For more information, see section 9, Access to Your Money – Partial Withdrawal Privilege. This withdrawal does not reduce the Withdrawal Charge Basis.

3.
Next, on a FIFO basis, we withdraw Purchase Payments that are within the withdrawal charge period shown in your Contract. We do assess a withdrawal charge on these Purchase Payments, but we withdraw them on a FIFO basis, which may help reduce the total withdrawal charge you pay because the withdrawal charge declines over time. We determine your total withdrawal charge by multiplying each of these payments by the applicable withdrawal charge percentage and then totaling the charges. This withdrawal reduces the Withdrawal Charge Basis.

4.	Finally, we withdraw any Contract earnings. We do not assess a withdrawal charge on Contract earnings. This withdrawal does not reduce the Withdrawal Charge Basis.

We keep track of each Purchase Payment we receive. The amount of the withdrawal charge depends upon the length of time since we received each Purchase Payment. The charge as a percentage of each Purchase Payment withdrawn is as follows.

Number of Complete Contract Years Since We Received Your Purchase Payment	Charge
0	7%
1	6%
2	5%
3	4%
4	3%
5	2%
6 Contract Years or more	0%
After we have had a Purchase Payment for six complete Contract Years, there is no charge when you withdraw that Purchase Payment.

We calculate the withdrawal charge at the time of each withdrawal. For a full withdrawal that is subject to a withdrawal charge, we deduct the withdrawal charge as a percentage of the Withdrawal Charge Basis from the amount withdrawn. For partial withdrawals, we deduct the charge from the remaining Contract Value and we deduct it proportionately from the selected Investment Choices.

The Allianz Alterity® Variable Annuity Contract Prospectus – May 1, 2011

Example: You purchased a Contract with an initial Purchase Payment of $10,000 and made another Purchase Payment in the first month of the second Contract Year of $90,000. In the third month of the third Contract Year, your Contract Value is $110,000 and you request a withdrawal of $52,000. We would withdraw money from the Contract Value and compute the withdrawal charge as follows.

1)	Purchase Payments that are beyond the withdrawal charge period. All payments are still within the withdrawal charge period so this does not apply.

2)
Amounts available under the partial withdrawal privilege. You can withdraw 12% of total purchase payments per year, and any unused partial withdrawal privilege in one Contract Year carries over to the next Contract Year. This is the third Contract Year and you have not taken any other withdrawals, so you can withdraw up to 36% of your total payments (or $36,000) without incurring a withdrawal charge.

3)
Purchase Payments on a FIFO basis. The total amount we deduct from the first Purchase Payment is $10,000, which is subject to a 5% withdrawal charge, and we pay you this entire amount. A withdrawal charge of $500 is also tracked. We determine the withdrawal charge on this amount as follows:

$10,000	x	0.050	=	$500

Next we determine how much we need to deduct from the second Purchase Payment. So far we have deducted $46,000 ($36,000 under the partial withdrawal privilege and $10,000 from the first Purchase Payment), so we would need to deduct $6,000 from the second Purchase Payment to get you the $52,000 you requested. The second Purchase Payment is subject to a 6% withdrawal charge. We determine the withdrawal charge on this amount this amount as follows:

$6,000	x	0.060	=	$360
4)	Contract earnings. The withdrawal charges of $860 are deducted from contract earnings.

In total we withdrew $52,860 from your Contract, of which you received $52,000 and paid a withdrawal charge of $860.

NOTE: Withdrawals may have tax consequences and, if taken before age 59½, may be subject to a 10% federal penalty tax. For tax purposes, under Non-Qualified Contracts, withdrawals are considered to have come from the last money you put into the Contract. Thus, for tax purposes, earnings are considered to come out first.

Reduction or Elimination of the Withdrawal Charge

We may reduce or eliminate the withdrawal charge when the Contract is sold under circumstances that reduce its sales expenses. For example, if there is a large group of individuals purchasing the Contract or if a prospective purchaser already has a relationship with us. We may choose not to deduct a withdrawal charge under a Contract issued to an officer, director, or employee of Allianz Life or any of its affiliates. Also, we may reduce or waive the withdrawal charge when a Contract is sold by a Financial Professional appointed with Allianz Life to any members of his or her immediate family and the Financial Professional waives their commission. We require our prior approval for any reduction or elimination of the withdrawal charge.

TRANSFER FEE

You can currently make 12 free transfers every Contract Year. If you make more than 12 transfers in a Contract Year, we deduct a transfer fee of $25 for each additional transfer. Currently, we deduct this fee only during the Accumulation Phase, but we reserve the right to deduct it during the Annuity Phase. The deduction of a transfer fee decreases your Contract Value (and Bonus Value, if applicable) on a dollar for dollar basis, but it does not decrease your free withdrawal privilege, the Withdrawal Charge Basis, or any of the guaranteed values available under the optional benefits. We deduct a transfer fee from the Investment Choice from which the transfer is made. If you transfer the entire amount in the Investment Choice, then we deduct a transfer fee from the amount transferred. If you are transferring from multiple Investment Choices, we treat the transfer as a single transfer and we deduct any transfer fee proportionately from the Investment Choices if you transfer less than the entire amount that is in the Investment Choice. If the transfer is made under the dollar cost averaging or flexible rebalancing programs, or the allocation and transfer restrictions for PRIME Plus Benefit, there is no fee for the transfer and we currently do not count these transfers against any free transfers we allow.

The Allianz Alterity® Variable Annuity Contract Prospectus – May 1, 2011

PREMIUM TAX

Some states and other governmental entities (for example, municipalities) assess a tax (premium tax) on us based on Purchase Payments or amounts applied to Annuity Payments. We are responsible for paying this tax. Your Contract may indicate that we deduct this tax from your Contract Value. Currently, we do not deduct this tax, although we reserve the right to do so in the future. Premium tax normally ranges from 0% to 3.5% of the Purchase Payment, depending on the state or governmental entity.

INCOME TAX

Currently, we do not deduct any Contract related income tax we incur, although we reserve the right to do so in the future.

INVESTMENT OPTION EXPENSES

There are deductions from the assets of the various Investment Options for operating expenses (including management fees) that are described in the Fee Tables in this prospectus and in the prospectuses for the Investment Options. These charges apply during the Accumulation and Annuity Phases if you make allocations to the Investment Options. These expenses reduce the performance of the Investment Options and, therefore, negatively affect your Contract Value and the amounts available for withdrawals and Annuity Payments. They may also negatively impact the death benefit proceeds. The investment advisers for the Investment Options provided the fee and expense information and we did not independently verify it.

8.	TAXES

NOTE: We have prepared the following information on taxes as a general discussion of the subject. The Contract offers flexibility regarding how distributions can be taken. Not all of these distributions (or their attendant tax consequences) are discussed in this section. This information is not intended as tax advice. You should, therefore, consult your own tax adviser about your own circumstances. We have included additional information regarding taxes in the Statement of Additional Information. For more information on the taxation of Annuity Payments made under a Partial Annuitization, see section 3, The Annuity Phase – Partial Annuitization. For more information on the taxation of GPWB Payments, see section 4, Protected Retirement Income Made Easy: PRIME Plus Benefit – Taxation of GPWB Payments. For more information on the taxation of GMIB Payments, see section 4, Protected Retirement Income Made Easy: PRIME Plus Benefit – Taxation of GMIB Payments.

ANNUITY CONTRACTS IN GENERAL

Annuity contracts are a means of setting aside money for future needs – usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

These rules generally provide that you are not taxed on any earnings on the money held in your annuity until you take the money out. This is called tax deferral. There are different rules regarding how you are taxed, depending upon how you take the money out and whether the annuity is Qualified or Non-Qualified (see the following discussion in this section).

If you did not purchase the Contract under a tax qualified retirement plan, the Contract is referred to as a Non-Qualified Contract. When a Non-Qualified Contract is owned by a non-individual (for example, a corporation or certain other entities other than a trust holding the Contract as an agent for an individual), the Contract generally is not treated as an annuity for tax purposes. This means that the Contract may not receive the benefits of tax deferral and Contract earnings may be taxed as ordinary income every year.

QUALIFIED CONTRACTS

If you purchased the Contract under a pension or retirement plan that is qualified under the Code, the Contract is referred to as a Qualified Contract. Qualified Contracts are subject to special rules. Adverse tax consequences may result if contributions, distributions, and transactions in connection with the Qualified Contract do not comply with the law.

A Qualified Contract does not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan.

The Allianz Alterity® Variable Annuity Contract Prospectus – May 1, 2011

We may have issued the following types of Qualified Contracts.

•
Traditional Individual Retirement Annuity. Section 408 of the Code permits eligible individuals to maintain Individual Retirement Annuities (IRAs). IRA contributions are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of earned income included in the Owner’s income. You cannot make contributions once the Owner reaches age 70½. Contributions may be tax deductible based on the Owner’s income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are “rolled over” on a tax-deferred basis into an IRA.

•
Roth IRA. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of earned income included in the Owner’s income. Contributions are also limited or prohibited if the Owner’s income is above certain limits. Contributions must be made in cash or as a rollover or transfer from another Roth IRA.

Conversions to a Roth IRA from a Traditional IRA or other eligible qualified retirement plan are permitted regardless of an individual’s income. A conversion to a Roth IRA results in a taxable event, but not a 10% federal penalty tax for early withdrawal if certain qualifications are met (please consult your tax adviser for more details).

Distributions from a Roth IRA generally are not subject to income tax if the Roth IRA has been held for five years (starting with the year in which the first contribution is made to any Roth IRA) and the Owner satisfies a triggering event such as attaining age 59½, death, disability or a first time homebuyer (subject to a $10,000 lifetime limit).

Distribution before satisfying the five year period or triggering event requirement may subject the distribution to ordinary income tax and the 10% federal penalty tax for early withdrawal. Please be aware that each Roth IRA conversion has its own five year holding period requirement.

•
Simplified Employee Pension (SEP) IRA. Employers may establish Simplified Employee Pension (SEP) IRAs under Code Section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general rules governing IRAs, such plans are subject to additional requirements and different contribution limits.

Qualified Plans. A qualified plan is a retirement or pension plan that meets the requirements for tax qualification under the Code. If the Contract is an investment for assets of a qualified plan under Section 401 of the Code, the plan is both the Owner and the Beneficiary. The authorized signatory or plan trustee for the plan must have made representations to us that the plan was qualified under the Code on the Issue Date and was intended to continue to be qualified for the entire Accumulation Phase of the Contract, or as long as the qualified plan owns the Contract. The qualified plan may designate a third party administrator to act on its behalf. All tax reporting is the responsibility of the plan. In the event the qualified plan instructs us to roll the plan assets into an IRA for the Annuitant under this Contract, we change the qualification type of the Contract to an IRA and make the Annuitant the Owner. The qualified plan is responsible for any reporting required for the rollover transactions.

MULTIPLE CONTRACTS

Section 72(e)(12) of the Code provides that multiple Non-Qualified deferred annuity contracts that are issued within a calendar year period to the same owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange are considered issued in the year of the exchange.

PARTIAL 1035 EXCHANGES

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract (as opposed to a partial exchange) would be accorded tax-free status. Guidance from the IRS, however, confirmed that the direct transfer of a portion of an annuity contract into another annuity contract can qualify as a non-taxable exchange. IRS guidance provides that this direct transfer can go into an existing annuity contract as well as a new annuity contract. If you perform a partial 1035 exchange, please be aware that no distributions or withdrawals can occur from the old or new annuity contract within 12 months of the partial exchange, unless you qualify for an exception to this rule. IRS guidance also provides that certain partial exchanges may not qualify as tax-free exchanges. Therefore, Owners should consult their own tax advisers before entering into a partial exchange of an annuity contract.

The Allianz Alterity® Variable Annuity Contract Prospectus – May 1, 2011

DISTRIBUTIONS – NON-QUALIFIED CONTRACTS

You, as the Owner, generally are not taxed on increases in the value of the Contract until an actual or deemed distribution occurs – either as a withdrawal or as Traditional Annuity Payments or GMIB Payments.

Section 72 of the Code governs treatment of distributions. When a withdrawal from a Non-Qualified Contract occurs, the amount received generally is treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract Value immediately before the distribution over your investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. GPWB Payments are treated as partial withdrawals. If you exercise the GPWB and the PB Value is greater than the Contract Value, it is possible that the IRS could assert that the amount you receive is taxable as ordinary income up to an amount equal to the excess of the PB Value immediately before the withdrawal over your investment in the Contract at that time. In the case of a full withdrawal under a Non-Qualified Contract, the amount received generally is taxable only to the extent it exceeds your investment in the Contract.

If you take an annuitization, different rules apply. Periodic installments (for example, GMIB Payments) scheduled to be received at regular intervals (for example, monthly) should be treated as annuity payments (and not withdrawals) for tax purposes. Upon annuitization, a portion of each Annuity Payment may be treated as a partial return of your Purchase Payment and is not taxed. The remaining portion of the payment is treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which we expect to make the payments. Once we have paid out all of your Purchase Payment(s), the entire Annuity Payment is taxable as ordinary income.

Section 72 of the Code further provides that any amount received under an annuity contract, which is included in income, may be subject to a federal penalty tax. The amount of the federal penalty tax is equal to 10% of the amount that is included in income. Some distributions are exempt from the federal penalty tax. There is an exception to this 10% federal penalty tax for amounts:

1)	paid on or after you reach age 59½;

2)	paid after you die;

3)	paid if you become totally disabled (as that term is defined in Section 72(m)(7) of the Code);

4)	paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

5)	paid as annuity payments under an immediate annuity; or

6)	that come from Purchase Payments made before August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59½ or the close of the five year period that began on the Income Date, then the tax for the year of the modification is increased by the 10% federal penalty tax, plus interest, for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun, will result in the modification of the series of substantially equal payments and therefore result in the imposition of the 10% federal penalty tax and interest for the period as described above. Adding Purchase Payments to a Contract that is making substantially equal periodic payments also results in a modification of the payments.

NOTE: Beginning in 2013, distributions from Non-Qualified Contracts will be considered investment income for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may apply to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately.) Please consult a tax advisor for more information.

The Allianz Alterity® Variable Annuity Contract Prospectus – May 1, 2011

DISTRIBUTIONS – QUALIFIED CONTRACTS

Distributions from Qualified Contracts are subject to ordinary income tax. Special rules may apply to withdrawals from certain types of Qualified Contracts, including Roth IRAs. You should consult with your qualified plan sponsor and tax adviser to determine how these rules affect the distribution of your benefits.

Section 72(t) of the Code provides that any amount received under a Qualified Contract, which is included in income, may be subject to a federal penalty tax. The amount of the federal penalty tax is equal to 10% of the amount that is included in income. Some distributions are exempt from the federal penalty tax. There is an exception to this 10% federal penalty tax for:

1)	distributions made on or after the date you (or the Annuitant as applicable) reach age 59½;

2)	distributions following your death or disability (or the Annuitant as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code);

3)	after separation from service, paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

4)	distributions made to you to the extent such distributions do not exceed the amount allowed as a deduction under Code Section 213 for amounts paid during the tax year for medical care;

5)	distributions made on account of an IRS levy upon the Qualified Contract;

6)
distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for you and your spouse and dependents if you have received unemployment compensation for at least 12 weeks (this exception no longer applies after you have been re-employed for at least 60 days);

7)	distributions from an IRA made to you, to the extent such distributions do not exceed your qualified higher education expenses (as defined in Section 72(t)(7) of the Code) for the tax year;

8)	distributions from an IRA which are qualified first-time homebuyer distributions (as defined in Section 72(t)(8) of the Code);

9)	distributions made to an alternate Payee pursuant to a qualified domestic relations order (does not apply to an IRA); and

10)
a reservist called to active duty during the period between September 11, 2001 and December 31, 2007, for a period in excess of 179 days (or for an indefinite period), distributions from IRAs or amounts attributable to elective deferrals under a 401(k) plan made during such active period.

The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service. With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of the Annuitant attaining age 59½ or the close of the five year period that began on the Income Date, then the tax for the year of the modification is increased by the 10% federal penalty tax, plus interest for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun, will result in the modification of the series of substantially equal payments and therefore result in the imposition of the 10% federal penalty tax and interest for the period as described above, unless another exception to the federal penalty tax applies. You should obtain competent tax advice before you take any partial withdrawals from your Contract. Adding Purchase Payments to a Contract that is making substantially equal periodic payments also results in a modification of the payments.

Distributions from a Qualified Contract must commence no later than the required beginning date. For Roth IRAs, no distributions are required during the Owner’s lifetime. For IRAs other than Roth IRAs, the required beginning date is April 1 of the calendar year following the year in which you attain age 70½. Under a qualified plan, the required beginning date is generally April 1 of the calendar year following the later of the calendar year in which you reach age 70½ or retire. Generally, required minimum distributions must be made over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated Beneficiary. If the required minimum distributions are not made, a 50% federal penalty tax is imposed as to the amount not distributed. It is unclear whether a partial withdrawal taken after an Income Date has an adverse impact on the determination of required minimum distributions. If you are attempting to satisfy these rules through partial withdrawals, the present value of future benefits provided under the Contract may need to be included in calculating the amount required to be distributed. If you are receiving Annuity Payments or are age 70½ or older, you should consult with a tax adviser before taking a partial withdrawal.

The Allianz Alterity® Variable Annuity Contract Prospectus – May 1, 2011

ASSIGNMENTS, PLEDGES AND GRATUITOUS TRANSFERS

Other than in the case of Qualified Contracts (which generally cannot be assigned or pledged), any assignment or pledge of (or agreement to assign or pledge) the Contract Value is treated for federal income tax purposes as a full withdrawal. The investment in the Contract is increased by the amount includible as income with respect to such amount or portion, though it is not affected by any other aspect of the assignment or pledge (including its release). If an Owner transfers a Contract without adequate consideration to a person other than the Owner’s spouse (or to a former spouse incidental to divorce), the Owner is taxed on the difference between his or her Contract Value and the investment in the Contract at the time of transfer and for each subsequent year until the assignment is released. In such case, the transferee’s investment in the Contract is increased to reflect the increase in the transferor’s income.

The transfer or assignment of ownership of the Contract, the designation of an Annuitant, the selection of certain Income Dates, or the exchange of the Contract may result in certain other tax consequences that are not discussed here. An Owner contemplating any such transfer, assignment, or exchange should consult a tax adviser as to the tax consequences.

DEATH BENEFITS

Any death benefits paid under the Contract are taxable to the recipient as ordinary income. The rules governing the taxation of payments from an annuity contract generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as Annuity Payments. Estate taxes may also apply.

WITHHOLDING

Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can, however, generally elect not to have tax withheld from distributions unless they are subject to mandatory state withholding.

“Eligible rollover distributions” from qualified plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee’s spouse or former spouse as Beneficiary or alternate Payee) from such a plan, except required minimum distributions as required by the Code, a series of substantially equal periodic payments made for life or a period of ten years or more, or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if the employee chooses a “direct rollover” from the Contract plan to a qualified plan, IRA, TSA or 403(b) plan, or to a governmental Section 457 plan that agrees to separately account for rollover contributions.

FEDERAL ESTATE TAXES

While no attempt is being made to discuss the federal estate tax implications of the Contract, an Owner should keep in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a “generation-skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

FOREIGN TAX CREDITS

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under the federal tax law.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The preceding discussion provides general information regarding federal income tax consequences to Owners that are U.S. citizens or residents. Owners that are not U.S. citizens or residents generally are subject to federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, Owners may be subject to state and/or municipal taxes and taxes that may be imposed by the Owners’ country of citizenship or residence.

The Allianz Alterity® Variable Annuity Contract Prospectus – May 1, 2011

POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation, regulation or otherwise. Consult a tax adviser with respect to legislative or regulatory developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that annuity owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

DIVERSIFICATION

The Code provides that the underlying investments for a Non-Qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. We believe that the Investment Options are being managed so as to comply with the requirements.

In some circumstances, owners of variable annuities who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the policies, we believe that the Owner should not be treated as the owner of the Separate Account assets. We reserve the right to modify the Contract to bring it into conformity with applicable standards should such modification be necessary to prevent Owners from being treated as the owners of the underlying Separate Account assets.

REQUIRED DISTRIBUTIONS

Section 72(s) of the Code requires that, to be treated as an annuity contract for federal income tax purposes, a Non-Qualified Contract must contain certain provisions specifying how amounts are distributed in the event of the death of an Owner of the Contract. Specifically, Section 72(s) requires that: (a) if any Owner dies on or after you take a Full Annuitization, but before the time the entire interest in the Contract has been distributed, the entire interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of the Owner’s death; and (b) if any Owner dies before you take a Full Annuitization, the entire interest in the Contract must be distributed within five years after the date of the Owner’s death. These requirements are considered satisfied as to any portion of an Owner’s interest that is payable to or for the benefit of a designated Beneficiary and that is distributed over the life of such designated Beneficiary, or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner’s death. The designated Beneficiary refers to an individual designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.

Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements.

Other rules may apply to Qualified Contracts.

The Allianz Alterity® Variable Annuity Contract Prospectus – May 1, 2011

9.	ACCESS TO YOUR MONEY

The money in the Contract is available under the following circumstances:

•	by taking a withdrawal (including GPWB Payments);

•	by taking required minimum distributions (Qualified Contracts only);

•	by taking Annuity Payments; or

•	when we pay a death benefit.

You can only take withdrawals during the Accumulation Phase. We process any request for a withdrawal based on the Accumulation Unit values next determined after receipt of the request in Good Order at our Service Center. The Accumulation Unit values are normally determined at the end of each Business Day. Any withdrawal request received at or after the end of the current Business Day receives the next Business Day’s Accumulation Unit values.

When you take a full withdrawal, we process the withdrawal on the Business Day we receive the request in Good Order at our Service Center:

•	based upon the number of Accumulation Units held by the Contract on that Business Day and valued at the next available daily price,

•	less any applicable withdrawal charge, and

•	less any contract maintenance charge.

See the Fee Tables and section 7, Expenses for a discussion of the charges.

Any partial withdrawal must be for at least $500.* The Contract Value after a partial withdrawal must be at least $2,000.* We reserve the right to treat a request for a partial withdrawal that would reduce the Contract Value below this minimum as a request for a full withdrawal of the Contract. Unless you instruct us otherwise, we deduct any partial withdrawal (including any withdrawal charge) proportionately from the Investment Choices.

*	These limitations do not apply to GPWB Payments.

We pay the amount of any withdrawal from the Investment Options within seven days of when we receive your request in Good Order at our Service Center, unless the suspension of payments or transfers provision is in effect (see the “Suspension of Payments or Transfers” discussion later in this section).

Upon withdrawal, we assess the withdrawal charge against the Withdrawal Charge Basis. Penalty-free withdrawals and amounts withdrawn to pay transfer fees or the contract maintenance charge do not reduce the Withdrawal Charge Basis, but any other withdrawals of Purchase Payments reduce the Withdrawal Charge Basis. Penalty-free withdrawals include the following amounts:  withdrawals under the GPWB of PRIME Plus Benefit that do not exceed the GPWB Maximum, withdrawals under the partial withdrawal privilege, withdrawals under the waiver of withdrawal charge benefit, and any amounts paid as part of a required minimum distribution. We also do not adjust the Withdrawal Charge Basis for any current withdrawal charge or any gains or losses on your Investment Options. This means that if you take a full withdrawal while the withdrawal charge applies and you have taken penalty-free withdrawals or you have had losses in your Investment Options, you may be assessed a withdrawal charge on more than the amount you are withdrawing. In some instances, you will not receive a distribution due to the amount of the withdrawal charge. For more information, please see section 7, Expenses – Withdrawal Charge and the examples in Appendix E.

We may be required to provide information about you or your Contract to government regulators. We may also be required to stop disbursements from your Contract and thereby refuse any request for transfers, and refuse to pay any withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. If, pursuant to SEC rules, the AZL Money Market Fund suspends payment of redemption proceeds in connection with a fund liquidation, we will delay payment of any transfer, partial withdrawal, surrender, or death benefit from the AZL Money Market Fund subaccount until the fund is liquidated.

Ordinary income taxes, tax penalties and certain restrictions may apply to any withdrawal you take.

The Allianz Alterity® Variable Annuity Contract Prospectus – May 1, 2011

PARTIAL WITHDRAWAL PRIVILEGE

The partial withdrawal privilege for each Contract Year is equal to 12% of your total Purchase Payments, less any previous withdrawals taken during that Contract Year under the partial withdrawal privilege or as required minimum distribution payments. We do not deduct a withdrawal charge from amounts withdrawn under the partial withdrawal privilege. Any unused partial withdrawal privilege in one Contract Year carries over to the next Contract Year. There is no partial withdrawal privilege after you exercise the GPWB (if applicable) or during the Annuity Phase. However, if you exercise the GPWB (if applicable) you can still take GPWB Payments and Excess Withdrawals up to the annual GPWB Maximum without a withdrawal charge. Excess Withdrawals (including a full withdrawal of the Contract Value) are available while you are receiving GPWB Payments, however, amounts withdrawn in excess of the annual GPWB Maximum (including GPWB Payments) are subject to a withdrawal charge as set out in section 7, Expenses – Withdrawal Charge.

You may not take a withdrawal under the partial withdrawal privilege in the same Contract Year that you take a withdrawal under a waiver of withdrawal charge benefits. For more information, see “Waiver of Withdrawal Charge Benefits” next in this section.

If you withdraw Purchase Payments that are beyond the withdrawal charge period, those withdrawals are not subject to a withdrawal charge and they do not reduce your partial withdrawal privilege. If you withdraw a Purchase Payment that is subject to a withdrawal charge and the withdrawal is more than the partial withdrawal privilege, the excess amount is subject to a withdrawal charge and reduces the Withdrawal Charge Basis unless the excess amount is part of a penalty-free withdrawal. If you take a full withdrawal, we assess a withdrawal charge with no reduction for any partial withdrawal privilege in that year. Amounts withdrawn under the partial withdrawal privilege do not reduce the Withdrawal Charge Basis.

The minimum distribution program allows you to take withdrawals without the deduction of the withdrawal charge under certain circumstances. For more information, see “The Minimum Distribution Program and Required Minimum Distribution (RMD) Payments” discussion later in this section.

WAIVER OF WITHDRAWAL CHARGE BENEFITS

Under certain circumstances, after the first Contract Year, we permit you to take money out of the Contract without deducting a withdrawal charge if any Owner becomes:

•	confined to a nursing home for a period of at least 90 consecutive days;

•	terminally ill, which is defined as life expectancy of 12 months or less (we require a full withdrawal of the Contract in this instance); or

•	totally disabled for a period of at least 90 consecutive days.

The waiver does not apply if any of the above conditions existed on the Issue Date. If the Contract is owned by a non-individual, we base this benefit on the Annuitant.

Also, after the first Contract Year, if you become unemployed for a period of at least 90 consecutive days, you can take up to 50% of your Contract Value out of the Contract without incurring a withdrawal charge. This benefit is available only once during the life of the Contract. You may not use both this benefit and the partial withdrawal privilege in the same Contract Year. When the Contract is owned by a qualified plan, this waiver does not apply.

We must receive proof of these conditions in Good Order before we waive the withdrawal charge. Amounts withdrawn under this benefit do not reduce the Withdrawal Charge Basis.

These waivers vary from state to state and may not be available in all states. Check with your Financial Professional for details on the waivers available in your state.

The Allianz Alterity® Variable Annuity Contract Prospectus – May 1, 2011

SYSTEMATIC WITHDRAWAL PROGRAM

If your Contract Value is at least $25,000, the systematic withdrawal program provides automatic monthly or quarterly payments to you. The minimum amount you can withdraw under this program is $500. There is no restriction on the maximum you may withdraw under this program if your Purchase Payments are no longer subject to a withdrawal charge. While the withdrawal charge is in effect, the systematic withdrawal program is subject to the partial withdrawal privilege. The total systematic withdrawals that you can take each Contract Year without incurring a withdrawal charge is limited to your partial withdrawal privilege amount for that Contract Year. With the exception of penalty-free withdrawals, any withdrawals in a Contract Year (including systematic withdrawals) are subject to any applicable withdrawal charge. For more information, see section 7, Expenses – Withdrawal Charge and the “Partial Withdrawal Privilege” discussion that appears earlier in this section.

All systematic withdrawals are made on the ninth of the month, or the Business Day before if the ninth is not a Business Day. We must receive your systematic withdrawal program form instructions in Good Order at our Service Center by 4 p.m. Eastern Time on the Business Day before we process these withdrawals, or your program will not begin until the next month.

Ordinary income taxes, tax penalties and certain restrictions may apply to systematic withdrawals. You cannot participate in the systematic withdrawal program and the minimum distribution program at the same time. You also cannot exercise the GPWB and participate in the systematic withdrawal program at the same time.

MINIMUM DISTRIBUTION PROGRAM AND REQUIRED MINIMUM DISTRIBUTION (RMD) PAYMENTS

If you own a Qualified Contract, you can participate in the minimum distribution program during the Accumulation Phase of the Contract. Under this program, we make payments to you from your Contract designed to meet the applicable minimum distribution requirements imposed by the Code for this Qualified Contract. We can make payments to you on a monthly, quarterly, or annual basis. However, if your Contract Value is less than $25,000, we only make annual payments. RMD payments from this Contract are not subject to a withdrawal charge and do not reduce the Withdrawal Charge Basis. However, they count against your partial withdrawal privilege. You cannot aggregate RMD payments between this Contract and other qualified contracts that you own. Any RMD payments from this Contract that exceed the RMD amount calculated for this Contract are subject to any applicable withdrawal charge.

Contracts with PRIME Plus Benefit include a GMIB and GPWB. These benefits may have limited usefulness under a Qualified Contract subject to a RMD. If your Contract includes PRIME Plus Benefit and you do not exercise GMIB on or before the date, RMD payments must begin under a qualified plan, the Owner or Beneficiary may not be able to exercise GMIB due to the restrictions imposed by the minimum distribution requirements. You should consider whether GMIB is appropriate for your situation if you plan to exercise GMIB after your RMD beginning date. You also cannot participate in the minimum distribution program available under this Contract if you elect to receive GPWB Payments. Once you choose your GPWB Payment option, you cannot change it. Therefore, you may not be able to adjust your GPWB Payment to meet your RMD needs. In addition, RMD payments reduce your GMDB value, and PB Values.

You cannot participate in systematic withdrawal and minimum distribution programs at the same time. You also cannot exercise GPWB and participate in the minimum distribution program at the same time.

SUSPENSION OF PAYMENTS OR TRANSFERS

We may be required to suspend or postpone transfers or payments for withdrawals (including GPWB Payments if available) or transfers for any period when:

•	the New York Stock Exchange is closed (other than customary weekend and holiday closings);

•	trading on the New York Stock Exchange is restricted;

•
an emergency (as determined by the SEC) exists as a result of which disposal of the Investment Option shares is not reasonably practicable or we cannot reasonably value the Investment Option shares; or

•	during any other period when the SEC, by order, so permits for the protection of Owners.

We reserve the right to defer payment for a withdrawal or transfer from any general account Investment Choice for the period permitted by law, but not for more than six months.

The Allianz Alterity® Variable Annuity Contract Prospectus – May 1, 2011

10.	DEATH BENEFIT

At Contract issue, you were asked to select a death benefit. If you did not make a selection, you received the Traditional GMDB. The death benefit is only available during the Accumulation Phase of the Contract.

The use of the term “you” in this section refers to the Owner, or the Annuitant if the Contract is owned by a non-individual.

If you die during the Accumulation Phase, we process the death benefit based on the Accumulation Unit values determined after we receive both due proof of death and an election of the death benefit payment option in Good Order at our Service Center. We consider due proof of death to be any of the following: a copy of the certified death certificate, a decree of court of competent jurisdiction as to the finding of death, or any other proof that we consider to be satisfactory. The Accumulation Unit values are normally determined at the end of each Business Day and due proof of death and an election of the death benefit payment option received at or after the end of the current Business Day receives the next Business Day’s Accumulation Unit values.

If there are multiple Beneficiaries, each Beneficiary receives the portion of the death benefit they are entitled to when we receive their required information in Good Order at our Service Center. Also, any part of the death benefit amount that had been invested in the Investment Options remains in the Investment Options until distribution begins. From the time the death benefit is determined until we make a complete distribution, any amount in the Investment Options continues to be subject to investment risk that is borne by the recipient. Once we receive notification of death, we no longer accept additional Purchase Payments and we do not process requested transfers.

TRADITIONAL GUARANTEED MINIMUM DEATH BENEFIT (TRADITIONAL GMDB)

If the Traditional GMDB applies, the amount of the death benefit is the greater of 1 or 2.

1.
The Contract Value, determined as of the end of the Business Day during which we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option.

2.	The Traditional GMDB value, which is the total of all Purchase Payments received before you exercise the GPWB (if applicable), reduced as follows.

•
Proportionately by the percentage of Contract Value applied to a traditional Partial Annuitization or withdrawn (including any withdrawal charge) for each traditional annuitization or withdrawal taken (including GPWB Payments, Excess Withdrawals, and any applicable withdrawal charge).

•	Proportionately by the percentage of PB Value applied to each GMIB Partial Annuitization taken before you exercise the GPWB (if applicable).

Any withdrawals and/or amounts applied to Partial Annuitizations may reduce the Traditional GMDB value by more than the amount withdrawn and/or annuitized. If the Contract Value (or PB Value if taking a GMIB Partial Annuitization) at the time of withdrawal and/or annuitization is less than the Traditional GMDB value, we deduct more than the amount withdrawn and/or annuitized from the Traditional GMDB value.

The Allianz Alterity® Variable Annuity Contract Prospectus – May 1, 2011

ENHANCED GUARANTEED MINIMUM DEATH BENEFIT (ENHANCED GMDB)

If the Enhanced GMDB applies, the amount of the death benefit is the greater of 1 or 2.

1.
The Contract Value, determined as of the end of the Business Day during which we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option.

2.
The Enhanced GMDB value, determined as of the end of the Business Day during which we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option.

The Enhanced GMDB value is equal to the greater of: A.) the 3% Annual Increase Amount (AIA), or B.) the Maximum Anniversary Value (MAV). We only calculate the 3% AIA and the MAV until the date of any Owner’s death.

A.     Annual Increase Amount (3% AIA)

The 3% AIA on the Issue Date is equal to the initial Purchase Payment received on the Issue Date.

On each Business Day other than a Contract Anniversary and before the exercise of the GPWB (if applicable), the 3% AIA is equal to:

•	its value on the immediately preceding Business Day,

•	plus any additional Purchase Payments received that day,

•
reduced proportionately by the percentage of Contract Value applied to a traditional Partial Annuitization or withdrawn that day (including GPWB Payments, Excess Withdrawals and any applicable withdrawal charge), and

•	reduced proportionately by the percentage of PB Value applied to a GMIB Partial Annuitization that day (if applicable).

On each Contract Anniversary before the older Owner’s 81st birthday (or the Annuitant’s 81st birthday if the Contract is owned by a non-individual) and before the exercise of the GPWB (if applicable), the 3% AIA is equal to its value on the immediately preceding Business Day, increased by 3%. We then process any transactions we received on that Contract Anniversary (such as additional Purchase Payments, withdrawals, and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary.

Beginning with the Contract Anniversary that occurs on or after the older Owner’s 81st birthday (or the Annuitant’s 81st birthday if the Contract is owned by a non-individual) and before the exercise of the GPWB (if applicable), we calculate the 3% AIA in the same way that we do on each Business Day other than a Contract Anniversary.

We limit the 3% AIA to a maximum of 1.5 times your total Purchase Payments, reduced as follows:

•	proportionately, by the percentage of PB Value applied to each GMIB Partial Annuitization (if applicable).

•
proportionately, by the percentage of Contract Value withdrawn (including any withdrawal charge) and/or annuitized for each of the following: withdrawals taken before you exercise the GPWB, amounts applied to traditional Partial Annuitizations (not subject to a withdrawal charge), GPWB Payments (not subject to a withdrawal charge), and/or Excess Withdrawals.

B.     Maximum Anniversary Value (MAV)

The MAV on the Issue Date is equal to your initial Purchase Payment received on the Issue Date.

On each Business Day other than a Contract Anniversary and before the exercise of the GPWB (if applicable), the MAV is equal to:

•	its value on the immediately preceding Business Day,

•	plus any additional Purchase Payments received that day,

•
reduced proportionately by the percentage of Contract Value applied to a traditional Partial Annuitization or withdrawn that day (including GPWB Payments, Excess Withdrawals and any applicable withdrawal charge), and

•	reduced proportionately by the percentage of PB Value applied to a GMIB Partial Annuitization that day (if applicable).

The Allianz Alterity® Variable Annuity Contract Prospectus – May 1, 2011

On each Contract Anniversary before the older Owner’s 81st birthday (or the Annuitant’s 81st birthday if the Contract is owned by a non-individual) and before the exercise of the GPWB (if applicable), the MAV is equal to the greater of its value on the immediately preceding Business Day, or the Contract Value that occurs on that Contract Anniversary before we process any transactions. We then process any transactions received on that Contract Anniversary (such as additional Purchase Payments, withdrawals and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary.

Beginning with the Contract Anniversary that occurs on or after the older Owner’s 81st birthday (or the Annuitant’s 81st birthday if the Contract is owned by a non-individual) and before the exercise of the GPWB (if applicable), we calculate the MAV in the same way that we do on each Business Day other than a Contract Anniversary.

Any withdrawals and/or amounts applied to Partial Annuitizations may reduce the 3% AIA and MAV by more than the amount withdrawn and/or annuitized. If the Contract Value (or PB Value if taking a GMIB Partial Annuitization) at the time of withdrawal and/or annuitization is less than the 3% AIA (or MAV as applicable), we deduct more than the amount withdrawn and/or annuitized from the 3% AIA (or MAV as applicable).

EARNINGS PROTECTION GUARANTEED MINIMUM DEATH BENEFIT

(EARNINGS PROTECTION GMDB)

If Earnings Protection GMDB applies, the amount of the death benefit is the greater of 1 or 2.

1.
The Contract Value, determined as of the end of the Business Day during which we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option.

2.
Earnings Protection GMDB value, determined as of the end of the Business Day during which we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option.

Earnings Protection GMDB value is equal to the greater of C. Total Payments, or D. Contract Value Plus (CV Plus). We only calculate these values until the Business Day during which we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option.

Earnings Protection GMDB carries a higher charge than Traditional GMDB, and may carry a higher charge than Enhanced GMDB. We assess this charge even if the death benefit under Earnings Protection GMDB is no greater than the death benefit under Traditional GMDB or Enhanced GMDB because you have not experienced any earnings under your Contract.

C.	Total Payments
Total Purchase Payments received before you exercise the GPWB (if applicable), less adjusted partial withdrawals.
For withdrawals (including GPWB Payments and Excess Withdrawals) or traditional Partial Annuitizations, an adjusted partial withdrawal is equal to: ……………………………………………………………………………………...	PW x DB
CV

For GMIB Partial Annuitizations, an adjusted partial withdrawal is equal to: ……………………………………….	GMIBPA x DB
PA

PW	=	The amount of any Contract Value applied to a traditional Partial Annuitization or withdrawn (including any withdrawal charge).
GMIBPA	=	The amount of any PB Value applied to a GMIB Partial Annuitization.
DB	=	The greater of: (a) Contract Value, or (b) total Purchase Payments minus prior adjusted partial withdrawals, on the date of (but before) the current partial withdrawal.
CV	=	The Contract Value on the date of (but before) the partial withdrawal.
PA	=	The PB Value on the date of (but before) the partial withdrawal.

The Allianz Alterity® Variable Annuity Contract Prospectus – May 1, 2011

Any withdrawals and/or amounts applied to Partial Annuitizations may reduce the total payments by more than the amount withdrawn and/or annuitized. If the Contract Value (or PB Value if taking a GMIB Partial Annuitization) at the time of withdrawal and/or annuitization is less than the total payments, we deduct more than the amount withdrawn and/or annuitized from the total payments.

D.	Contract Value Plus (CV Plus)
Before exercise of the GPWB (if applicable), CV Plus is equal to the Contract Value,
Plus
• If you were age 69 or younger on the Issue Date, 50% of the lesser of (a) or (b), or
• If you were age 70 or older on the Issue Date, 30% of the lesser of (a) or (b), where:
(a) Is the Contract Value as determined in number 1 above, minus total Purchase Payments received.
(b) Is three times the total Purchase Payments received in the first two Contract Years.

NOTE FOR CONTRACTS WITH PRIME PLUS BENEFIT:

If you exercise the GPWB, then on and after the exercise date:

•
the Traditional GMDB value, Enhanced GMDB value, or Earnings Protection GMDB value that applies to your Contract stops increasing, and each GPWB Payment we make and any Excess Withdrawals you take reduces the GMDB value proportionately by the percentage of Contract Value withdrawn (including any withdrawal charge);

•	the death benefit that is equal to your Contract Value continues to fluctuate with market performance but decreases with each GPWB Payment we make and any Excess Withdrawals you take; and

•
the increased M&E charge associated with the Enhanced GMDB or Earnings Protection GMDB (if applicable) continues as long as the Enhanced GMDB value or the Earnings Protection GMDB value is greater than zero.

Please see Appendix D for examples of calculations of the death benefit.

WHEN THE DEATH BENEFIT ENDS

The GMDB that applies to your Contract ends upon the earliest of the following.

•	The Business Day before the Income Date that you take a Full Annuitization.

•	The Business Day that the GMDB value and Contract Value are both zero.

•	When the Contract ends.

The Allianz Alterity® Variable Annuity Contract Prospectus – May 1, 2011

DEATH OF THE OWNER AND/OR ANNUITANT UNDER ALL OTHER CONTRACTS

The following tables are intended to help you better understand what happens upon the death of any Owner and/or Annuitant under the different portions of the Contract. For Qualified Contracts, there can be only one Owner and the Owner must be the Annuitant, unless the Contract is owned by a qualified plan or is part of a custodial arrangement. Partial Annuitizations are not available to Joint Owners. If you take a Partial Annuitization, there can be only one Owner; the Owner must be the Annuitant, and we do not allow the Owner to add a joint Annuitant. Designating different persons as Owner(s) and Annuitant(s) can have an important impact on whether a death benefit is paid, and on who would receive it. Use care when designating Owners and Annuitants, and consult your Financial Professional if you have questions.

UPON THE DEATH OF A SOLE OWNER
Action under the portion of the Contract that is in the Accumulation Phase		Action under any portion of the Contract applied to Annuity Payments
•	We pay a death benefit to the Beneficiary.(1) For a description of the payout options, see the “Death Benefit Payment Options” discussion later in this section.	•	The Beneficiary becomes the Owner.
		•	If the deceased was not an Annuitant, Annuity Payments to the Payee continue. No death benefit is payable.
•	If the GPWB was in effect, it ends unless the deceased Owner’s spouse continues the Contract.	•
If the deceased was the only surviving Annuitant, Annuity Payments to the Payee continue until that portion of the Contract ends and are paid at least as rapidly as they were being paid at the Annuitant’s death. For more information on when any portion of the Contract applied to Traditional Annuity Payments ends, see section 3, The Annuity Phase – Traditional Annuity Payments. For more information on when any portion of the Contract applied to GMIB Payments ends, see section 4, Protected Retirement Income Made Easy: PRIME Plus Benefit – When GMIB Ends. No death benefit is payable under Annuity Options 1, 3, or 6. However, there may be a lump sum available under Annuity Options 2, 4, or 5. For more information, see section 3, The Annuity Phase – Annuity Options.

		•	If the deceased was an Annuitant and there is a surviving joint Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.
(1)
If the Beneficiary is the spouse of the deceased Owner, he or she may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in Good Order at our Service Center both due proof of death and an election to continue the Contract on the death claim form.

The Allianz Alterity® Variable Annuity Contract Prospectus – May 1, 2011

UPON THE DEATH OF A JOINT OWNER (NOTE: We do not allow Joint Owners to take Partial Annuitizations)
Action under the portion of the Contract that is in the Accumulation Phase		Action under any portion of the Contract applied to Annuity Payments
•	The surviving Joint Owner is the sole primary Beneficiary. If the Joint Owners were spouses there may also be contingent Beneficiaries.	•	The surviving Joint Owner becomes the sole Owner.
		•	If the deceased was not an Annuitant, Annuity Payments to the Payee continue. No death benefit is payable.
•	We pay a death benefit to the surviving Joint Owner.(1) For a description of the payout options available, see the “Death Benefit Payment Options” discussion later in this section.	•
If the deceased was the only surviving Annuitant, Annuity Payments to the Payee continue until that portion of the Contract ends and are paid at least as rapidly as they were being paid at the Annuitant’s death. For more information on when any portion of the Contract applied to Traditional Annuity Payments ends, see section 3, The Annuity Phase – Traditional Annuity Payments. For more information on when any portion of the Contract applied to GMIB Payments ends, see section 4, Protected Retirement Income Made Easy: PRIME Plus Benefit – When GMIB Ends. No death benefit is payable under Annuity Options 1, 3, or 6. However, there may be a lump sum available under Annuity Options 2, 4, or 5. For more information, see section 3, The Annuity Phase – Annuity Options.

•	If the GPWB was in effect, it ends unless the Joint Owners were spouses and the surviving spouse who is also the Joint Owner continues the Contract.
		•	If the deceased was an Annuitant and there is a surviving joint Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.
(1)
If the surviving Joint Owner is the spouse of the deceased Owner, he or she may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in Good Order at our Service Center both due proof of death and an election to continue the Contract on the death claim form. If both spousal Joint Owners die before we pay the death benefit, we pay any contingent Beneficiaries or the estate of the Joint Owner who died last if there are no contingent Beneficiaries. If the Joint Owners were not spouses and they both die before we pay the death benefit, for tax reasons, we pay the estate of the Joint Owner who died last.

The Allianz Alterity® Variable Annuity Contract Prospectus – May 1, 2011

UPON THE DEATH OF THE ANNUITANT AND THERE IS NO SURVIVING JOINT ANNUITANT
Action under the portion of the Contract that is in the Accumulation Phase		Action under any portion of the Contract applied to Annuity Payments
• • •
If the Contract is owned by a non-individual (for example, a qualified plan or a trust), we treat the death of the Annuitant as the death of an Owner; we pay the Beneficiary(1) a death benefit, and a new Annuitant cannot be named. If the GPWB was in effect, it ends unless the deceased Annuitant’s spouse continues the Contract.
If the deceased Annuitant was not an Owner, and the Contract is owned only by an individual(s), no death benefit is payable. The Owner can name a new Annuitant subject to our approval. If the GPWB was in effect, it continues.
If the deceased Annuitant was a sole Owner, we pay the Beneficiary(1) a death benefit. If the GPWB was in effect, it ends unless the deceased Owner’s spouse continues the Contract.
•
Annuity Payments to the Payee continue until that portion of the Contract ends and are paid at least as rapidly as they were being paid at the Annuitant’s death. For more information on when any portion of the Contract applied to Traditional Annuity Payments ends, see section 3, The Annuity Phase – Traditional Annuity Payments. For more information on when any portion of the Contract applied to GMIB Payments ends, see section 4, Protected Retirement Income Made Easy: PRIME Plus Benefit – When GMIB Ends. No death benefit is payable under Annuity Options 1, 3, or 6. However, there may be a lump sum available under Annuity Options 2, 4, or 5. For more information, see section 3, The Annuity Phase – Annuity Options.

•
If the deceased Annuitant was a Joint Owner and there is a surviving Joint Owner, the surviving Joint Owner is the sole primary Beneficiary. If the Joint Owners were spouses, there may also be contingent Beneficiaries. We pay a death benefit to the surviving Joint Owner.(2) If the GPWB was in effect, it ends unless the Joint Owners were spouses and the surviving spouse who is also the Joint Owner continues the Contract.
		•	If the deceased was a sole Owner, the Beneficiary becomes the Owner if the Contract continues.
		•	If the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner if the Contract continues.
•	For a description of the payout options, see the “Death Benefit Payment Options” discussion later in this section.
(1)
If the Beneficiary is the spouse of the deceased Owner, he or she may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in Good Order at our Service Center both due proof of death and a death benefit payment election. If the deceased was the Annuitant and the Owner was a non-individual, the surviving spouse becomes the new Owner upon Contract continuation.

(2)
If the surviving Joint Owner is the spouse of the deceased Owner, he or she may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in Good Order at our Service Center both due proof of death and an election to continue the Contract on the death claim form. If both spousal Joint Owners die before we pay the death benefit, we pay any contingent Beneficiaries or the estate of the Joint Owner who died last if there are no contingent Beneficiaries. If the Joint Owners were not spouses and they both die before we pay the death benefit, for tax reasons, we pay the estate of the Joint Owner who died last.

The Allianz Alterity® Variable Annuity Contract Prospectus – May 1, 2011

UPON THE DEATH OF THE ANNUITANT AND THERE IS A SURVIVING JOINT ANNUITANT (NOTE: We only allow joint Annuitants on Full Annuitization)
Action under the portion of the Contract that is in the Accumulation Phase	Action under any portion of the Contract applied to Annuity Payments
•
Only Annuity Options 3 and 4 allow joint Annuitants. Under Annuity Options 3 and 4, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant and, for Annuity Option 4, during any remaining specified period of time. For more information, see section 3, The Annuity Phase – Annuity Options.
	•	No death benefit is payable.
	•	If the deceased was a sole Owner, the Beneficiary becomes the Owner.
	•	If the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner.

DEATH BENEFIT PAYMENT OPTIONS DURING THE ACCUMULATION PHASE

If you have not previously designated a death benefit payment option, a Beneficiary must request the death benefit be paid under one of the death benefit payment options below. If the Beneficiary is the spouse of the deceased Owner, he/she can choose to continue the Contract in his/her own name. Spouses must qualify as such under federal law to continue the Contract. With respect to the Earnings Protection GMDB, the Contract Value is then treated as the total Purchase Payments in the calculation of the death benefit for the Contract continued by the spouse. An election by the spouse to continue the Contract must be made on the death claim form before we pay the death benefit. If the surviving spouse continues the Contract, we increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in Good Order at our Service Center both due proof of death and an election of the death benefit payment option. If the surviving spouse continues the Contract, he or she may exercise all of the Owner’s rights under this Contract, including naming a new Beneficiary or Beneficiaries. If the surviving spouse continues the Contract, any optional benefits also continue with the possible exception of the GMIB Payments under PRIME Plus Benefit, which can only continue if the surviving spouse is also an Annuitant. For more information, please see section 4, PRIME Plus Benefit – When GMIB Ends. If a lump sum payment is requested, we pay the amount within seven days of our receipt of proof of death and a valid election of a death benefit payment option, including any required governmental forms, unless the suspension of payments or transfers provision is in effect. Payment of the death benefit may be delayed, pending receipt of any applicable tax consents and/or state forms. If the spouse continues the Contract, the spouse will be subject to any remaining withdrawal charge.

Option A: Lump sum payment of the death benefit. We do not deduct the contract maintenance charge at the time of a full withdrawal if the distribution is due to death.

Option B: Payment of the entire death benefit within five years of the date of any Owner’s death.

Option C: For a Nonqualified Contract, if the Beneficiary is an individual, payment of the death benefit as an Annuity Payment under an Annuity Option is over the lifetime of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary. For a Qualified Contract, if the Beneficiary is an individual, Annuity Payments can be made over a period not extending beyond the Beneficiary’s life expectancy. Distribution under this option must begin within one year of the date of any Owner’s death. We waive the contract maintenance charge if we make fixed Traditional Annuity Payments or if the Contract Value on the Income Date is at least $100,000. We continue to assess the full contract maintenance charge on each Beneficiary’s portion proportionately if we make variable Traditional Annuity Payments that do not qualify for the waiver. GMIB Payments are not available under this option.

Any portion of the death benefit not applied to Traditional Annuity Payments within one year of the date of the Owner’s death must be distributed within five years of the date of death.

If the Contract is owned by a non-individual, then we treat the death of any Annuitant as the death of an Owner for purposes of the Internal Revenue Code’s distribution at death rules, which are set forth in Section 72(s) of the Code.

In all events, notwithstanding any provision to the contrary in the Contract or this prospectus, the Contract is interpreted and administered in accordance with Section 72(s) of the Code.

Other rules may apply to Qualified Contracts.

The Allianz Alterity® Variable Annuity Contract Prospectus – May 1, 2011

11.	OTHER INFORMATION

ALLIANZ LIFE

Allianz Life is a stock life insurance company organized under the laws of the state of Minnesota in 1896. Our address is 5701 Golden Hills Drive, Minneapolis, MN 55416. We offer fixed and variable annuities and individual life insurance. We are licensed to do direct business in 49 states and the District of Columbia. We are a subsidiary of Allianz SE, a provider of integrated financial services.

THE SEPARATE ACCOUNT

We established Allianz Life Variable Account B (the Separate Account) as a separate account under Minnesota insurance law on May 31, 1985. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise our management of the Separate Account.

The Separate Account holds the assets that underlie the Contracts, except assets allocated to our general account. We keep the Separate Account assets separate from the assets of our general account and other separate accounts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.

We own the assets of the Separate Account. We credit gains to or charge losses against the Separate Account, whether or not realized, without regard to the performance of other investment accounts. The Separate Account’s assets may not be used to pay any of our liabilities, other than those arising from the Contracts.

If the Separate Account’s assets exceed the required reserves and other liabilities, we may transfer the excess to our general account, to the extent of seed money invested by us or earned fees and charges. The obligations under the Contracts are obligations of Allianz Life.

DISTRIBUTION

Allianz Life Financial Services, LLC (Allianz Life Financial), a wholly owned subsidiary of Allianz Life Insurance Company of North America, serves as principal underwriter for the Contracts. Allianz Life Financial, a limited liability company organized in Minnesota, is located at 5701 Golden Hills Drive, Minneapolis, MN 55416. Allianz Life Financial is registered as a broker/dealer with the SEC under the Securities Exchange Act of 1934 (the 1934 Act), as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (FINRA). Allianz Life Financial is not a member of Securities Investors Protection Corporation. More information about Allianz Life Financial is available at http://www.finra.org or by calling 1-800-289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program.

We have entered into a distribution agreement with our affiliate Allianz Life Financial for the distribution and sale of the Contracts. Allianz Life Financial also may perform various administrative services on our behalf. Allianz Life Financial does not itself sell the Contracts on a retail basis. Rather, Allianz Life Financial enters into selling agreements with other broker/dealers registered under the 1934 Act (selling firms) for the sale of the Contracts. These selling firms include third party broker/dealers and Questar Capital Corporation, an affiliated broker/dealer. We pay sales commissions to the selling firms and their registered representatives. Investment Options that assess Rule 12b-1 fees make payments of the fees to Allianz Life Financial as consideration for providing certain services and incurring certain expenses permitted under the Investment Option’s plan. These payments typically equal 0.25% of an Investment Option’s average daily net assets for the most recent calendar year. The investment adviser and/or subadviser (and/or their affiliates) of an Investment Option may from time to time make payments for administrative services to Allianz Life Financial or its affiliates.

The maximum commission payable to the selling firms for Contract sales is expected to not exceed 7% of Purchase Payments. Sometimes, we enter into an agreement with a selling firm to pay commissions as a combination of a certain amount of the commission at the time of sale and a trail commission which, when totaled, could exceed 7% of Purchase Payments.

We may fund Allianz Life Financial’s operating and other expenses, including: overhead; legal and accounting fees; Financial Professional training; compensation for the Allianz Life Financial management team; and other expenses associated with the Contracts. Financial Professionals and their managers are also eligible for various benefits, such as production incentive bonuses, insurance benefits, and non-cash compensation items that we may provide jointly with Allianz Life Financial. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, awards, merchandise and other similar items.

The Allianz Alterity® Variable Annuity Contract Prospectus – May 1, 2011

Selling firms and their Financial Professionals and managers may receive other payments from us for administrative issues and for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services. In addition, certain firms and their representatives may receive compensation for distribution and administrative services when acting in a wholesaling capacity and working with retail firms.

We and/or Allianz Life Financial may pay certain selling firms additional marketing support allowances for:

•	marketing services and increased access to Financial Professionals;

•	sales promotions relating to the Contracts;

•	costs associated with sales conferences and educational seminars for their Financial Professionals;

•	the cost of client meetings and presentations; and

•	other sales expenses incurred by them.

We retain substantial discretion in determining whether to grant a marketing support payment to a particular broker/dealer firm and the amount of any such payment. However, we do consider a number of specific factors in determining marketing support payments, which may include a review of the following:

•	the level of existing sales and assets held in contracts issued by us that are sold through the broker/dealer firm and the potential for new or additional sales;

•	the organizational “fit” between the broker/dealer firm and the type of wholesaling and marketing force we operate;

•	whether the broker/dealer firm’s operational, IT, and support services structure and requirements are compatible with our method of operation;

•	whether the broker/dealer firm’s product mix is oriented toward our core markets;

•	whether the broker/dealer firm has a structure facilitating a marketing support arrangement, such as frequent Financial Professional meetings and training sessions;

•	the potential return on investment of investing in a particular firm’s system;

•	our potential ability to obtain a significant level of the market share in the broker/dealer firm’s distribution channel;

•	the broker/dealer firm’s Financial Professional and customer profiles; and

•	the prominence and reputation of the broker/dealer firm in its marketing channel.

We may also make payments for marketing and wholesaling support to broker/dealer affiliates of Investment Options that are available through the variable annuities we offer. Additional information regarding marketing support payments can be found in the Distributor section of the Statement of Additional Information.

We and/or Allianz Life Financial may make bonus payments to certain selling firms based on aggregate sales of our variable insurance contracts (including this Contract) or persistency standards, or as part of a special promotion. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms. In some instances, the amount paid may be significant.

A portion of the payments made to selling firms may be passed on to their Financial Professionals in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your Financial Professional for further information about what your Financial Professional and the selling firm for which he or she works may receive in connection with your purchase of a Contract.

We intend to recover commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Owners or the Separate Account.

We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts but reserve the right to discontinue the offering.

ADDITIONAL CREDITS FOR CERTAIN GROUPS

We may credit additional amounts to a Contract instead of modifying charges because of special circumstances that result in lower sales or administrative expenses or better than expected mortality or persistency experience.

The Allianz Alterity® Variable Annuity Contract Prospectus – May 1, 2011

ADMINISTRATION/ALLIANZ SERVICE CENTER

The Allianz Service Center performs certain administrative services regarding the Contracts and is located at 5701 Golden Hills Drive, Minneapolis, Minnesota. The Service Center mailing address and telephone number are listed at the back of this prospectus. The administrative services performed by our Service Center include:

•	issuance and maintenance of the Contracts,

•	maintenance of Owner records,

•	processing and mailing of account statements and other mailings to Owners, and

•	routine customer service including:

–	responding to Owner correspondence and inquiries,

–	processing of Contract changes,

–	processing withdrawal requests (both partial and total) and

–	processing annuitization requests.

To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Investment Options, are mailed to your household, even if you or other persons in your household have more than one contract issued by us or our affiliate. Call us at the toll-free telephone number listed at the back of this prospectus if you need additional copies of financial reports, prospectuses, or annual and semiannual reports, or if you would like to receive one copy for each contract in future mailings.

LEGAL PROCEEDINGS

We and our subsidiaries, like other life insurance companies, from time to time are involved in legal proceedings of various kinds, including regulatory proceedings and individual and class action lawsuits. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any such proceedings cannot be predicted with certainty, we believe that, at the present time, there are no pending or threatened legal proceedings to which we, the Separate Account, or Allianz Life Financial is a party that are reasonably likely to materially affect the Separate Account, our ability to meet our obligations under the Contracts, or Allianz Life Financial’s ability to perform its obligations.

FINANCIAL STATEMENTS

The consolidated financial statements of Allianz Life and the financial statements of the Separate Account have been included in Part C of the Registration Statement.

STATUS PURSUANT TO SECURITIES EXCHANGE ACT OF 1934

Allianz Life hereby relies on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 from the requirement to file reports pursuant to Section 15(d) of that Act.

The Allianz Alterity® Variable Annuity Contract Prospectus – May 1, 2011

12.	TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION (SAI)

Allianz Life……………………………………………………...........	2
Experts………………………………………………………….…....…	2
Legal Opinions……………………………………………………….	2
Distributor……………………………………………………….……….	2
Reduction or Elimination of the Withdrawal Charge………………..	3
Federal Tax Status…………………………………………..….…..	3
General…………………………………………………………...…	3
Diversification…………………………………………….…......….	4
Owner Control………………………………………………..….	5
Contracts Owned by Non-Individuals……………………..…..	5
Income Tax Withholding………………………………..….......	5
Required Distributions…………………………………..………	5
Qualified Contracts……………………………………………...	6
Annuity Provisions…………………………………………….........	7
Annuity Units/Calculating Annuity Payments…………….….	7
Mortality and Expense Risk Guarantee………………………..….	7
Information on May 2003 Contracts………………………..……..	8
Information on Contracts That Were Offered
Before April 29, 2005………………………..………..………...	16
Information on Original Contracts………………………….…..….	18
Financial Statements…………………………………..…..……….	19
Appendix – Condensed Financial Information…...……..………..	20

The Allianz Alterity® Variable Annuity Contract Prospectus – May 1, 2011

13.	PRIVACY AND SECURITY STATEMENT

2011
Your privacy is a high priority for Allianz. Our pledge to protect your privacy is reflected in our Privacy and Security Statement. This statement outlines our principles for collecting, using and protecting information that we maintain about you.

This statement applies to all of the companies within the Allianz family of companies that issue insurance policies. The law allows us to share your information among our insurance companies. The law does not allow you to prevent these disclosures. A list of our companies can be found at the end of this notice.

Information about you that Allianz collects

Allianz collects information about you so that we can process the insurance transactions you request. We limit the amount of your information collected to what we feel is needed to maintain your account. We may collect your information from the following sources:

•	From you, either directly or through your agent. This may include information on your insurance application or other forms you may complete, such as your name, address and telephone number.

•	From others, through the process of handling a claim. This may include information from medical or accident reports.

•	From your doctor or during a home visit by a health assessment professional. This may include medical information about you gathered with your written authorization.

•	From your relationship with us, such as the number of years you have been a customer or the types of insurance products you purchased.

•	From a consumer reporting agency such as a medical, credit, or motor vehicle report. The information in these reports may be kept by the agency and shared with others.

Information about you that Allianz shares

Allianz does not share information about current or former customers with anyone, except as “allowed by law.” “Allowed by law” means that we may share your information, such as your name, address, and policy information, as follows:

•	With affiliates and other third parties in order to administer or service your policy.

•
With consumer reporting agencies to obtain a medical report, credit report, or motor vehicle report. These reports are used to determine eligibility for coverage or to process your requested transactions.

•	With your insurance agent so that they can perform services for you.

•	With medical professionals in order to process your claim.

•	With a state Department of Insurance in order to examine our records or business practices.

•	With a state or federal law enforcement agency, as required by law or to report suspected fraud activities.

•	With research groups to conduct studies on claims results. No individual is identified in any study or report.

We advise the vendors with whom we legally share your information of our privacy policy. We make every effort to use vendors whose privacy policy reflects our own.

Allianz does not sell your information to anyone

We do not share your information with anyone for their own marketing purposes. For this reason, we are not required to obtain an “opt-in election,” an “opt-out election” or an authorization from you. We also do not share your information with any of our affiliated companies except to administer or service your policy.

Allianz policies and practices regarding security of your information

Allianz uses computer hardware and software tools to maintain physical and electronic safeguards. These safeguards comply with applicable federal and state regulations. We use state of the art technology to secure our websites and protect the information that may be shared over these sites. We restrict access to information about you to those employees who need the information to service your policy.

If you visit one of our websites, we may use “cookies” (small text files sent from our site to your hard drive). These cookies help us to recognize repeat visitors and allow easy access to and use of the site. We do not use cookies to gather your information. The cookies only enable you to use our website more easily.

Your ability to access and correct your information

You have the right to access and obtain a copy of your information. This does not include the right to access and copy your information related to a claim or civil or criminal proceeding. If you wish to review your information, please write us at the address below. Provide your full name, address and policy number(s).

The Allianz Alterity® Variable Annuity Contract Prospectus – May 1, 2011

For your protection, please have your request notarized. This will ensure the identity of the person requesting your information. You may also make your request through our secure website.

Within 30 working days of our receipt of your written request, you may see and get a copy of your information in person. If you prefer, we will send you a copy of your information. If medical information is contained in your file, we may request that you name a medical professional to whom we will send your information.

If you believe any of your information is incorrect, notify us in writing at the address below. Within 30 working days, we will let you know if our review has resulted in a correction of your information. If we do not agree there is an error, you may file a statement disputing our finding. We will attach the statement to your file. We will send any corrections we make, or your statement, to anyone we shared your information with over the past two years, and to anyone who may receive your information from us in the future. We do not control the information about you obtained from a consumer reporting agency or a Department of Motor Vehicles. We will provide you with the names and addresses of these agencies so that you can contact them directly.

Montana residents: You may write to us and also ask for a record of any disclosure of your medical information made within the last three years.

Notification of change

Your trust is one of our most important assets. If we revise our privacy practices in the future, we will notify you prior to introducing any changes. This Privacy and Security Statement is also displayed on our website (http://www.allianzlife.com).

For more information or if you have questions

If you have any questions or concerns about our privacy policies or procedures, please call the Corporate Compliance Department at 800.328.5600, write us at the following address or contact us via the secured website.

Allianz Life Insurance Company of North America
PO Box 1344
Minneapolis, MN 55440-1344

Allianz family of companies:

•	Allianz Life Insurance Company of North America

•	Allianz Life Financial Services, LLC

M40018 (12/2010)

The Allianz Alterity® Variable Annuity Contract Prospectus – May 1, 2011

APPENDIX A – CONDENSED FINANCIAL INFORMATION

The consolidated financial statements of Allianz Life Insurance Company of North America and the financial statements of Allianz Life Variable Account B are included in Part C of the Registration Statement.

Accumulation Unit value (AUV) information corresponding to the highest and lowest combination of charges for the Contract described by this prospectus is listed in the tables below. You can find AUV information corresponding to the additional combinations of charges in the appendix to the Statement of Additional Information (SAI), which is available without charge by contacting us at the telephone number or address listed at the back of this prospectus.

This information should be read in conjunction with the financial statements and related notes of the Separate Account included in Part C of the Registration Statement.

* Key to Benefit Option	Separate Account Annual Expenses(1)
Allianz Alterity – Base Contract with Traditional GMDB	1.50%
Allianz Alterity – Contract with Earnings Protection GMDB and PRIME Plus Benefit	2.45%
(1)
The Separate Account annual expenses for a May 2003 Contract with the Traditional GMDB and no PRIME Benefit (1.50%) and a May 2003 Contract with the Earnings Protection GMDB and Enhanced PRIME Benefit (2.45%) are the same as the expenses for the currently offered Contract, therefore the AUV information is the same. Please see the Statement of Additional Information for more information on the May 2003 Contract.

The following Investment Options commenced operations under this Contract after December 31, 2010. Therefore, no AUV information is shown for them: Fidelity VIP FundsManager 50% Portfolio; Fidelity VIP FundsManager 60% Portfolio; PIMCO VIT Global Advantage Strategy Bond Portfolio; PIMCO VIT Unconstrained Bond Portfolio.

(Number of Accumulation Units in thousands)

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Balanced Index Strategy Fund
1.50%	12/31/2009	N/A	10.033	15	2.45%	12/31/2009	N/A	10.014	31
	12/31/2010	10.033	10.921	23		12/31/2010	10.014	10.798	41
AZL Franklin Templeton Founding Strategy Plus Fund
1.50%	12/31/2009	N/A	10.216	4	2.45%	12/31/2009	N/A	10.197	7
	12/31/2010	10.216	11.072	9		12/31/2010	10.197	10.948	14
AZL Fusion Balanced Fund
1.50%	12/31/2005	N/A	10.623	216	2.45%	12/31/2005	N/A	10.555	204
	12/31/2006	10.623	11.458	415		12/31/2006	10.555	11.277	570
	12/31/2007	11.458	12.089	633		12/31/2007	11.277	11.786	593
	12/31/2008	12.089	8.640	626		12/31/2008	11.786	8.344	696
	12/31/2009	8.640	10.785	484		12/31/2009	8.344	10.317	720
	12/31/2010	10.785	11.801	422		12/31/2010	10.317	11.181	643
AZL Fusion Conservative Fund
1.50%	12/31/2009	N/A	10.152	18	2.45%	12/31/2009	N/A	10.133	33
	12/31/2010	10.152	11.097	49		12/31/2010	10.133	10.972	54
AZL Fusion Moderate Fund
1.50%	12/31/2005	N/A	10.801	271	2.45%	12/31/2005	N/A	10.732	502
	12/31/2006	10.801	11.780	498		12/31/2006	10.732	11.595	1147
	12/31/2007	11.780	12.363	517		12/31/2007	11.595	12.053	1298
	12/31/2008	12.363	8.189	512		12/31/2008	12.053	7.908	1285
	12/31/2009	8.189	10.441	482		12/31/2009	7.908	9.987	1316
	12/31/2010	10.441	11.493	450		12/31/2010	9.987	10.890	1274
AZL Gateway Fund
1.50%	12/31/2010	N/A	10.095	0	2.45%	12/31/2010	N/A	10.031	0
AZL Growth Index Strategy Fund
1.50%	12/31/2009	N/A	10.065	43	2.45%	12/31/2009	N/A	10.046	13
	12/31/2010	10.065	11.245	42		12/31/2010	10.046	11.119	12

The Allianz Alterity® Variable Annuity Contract Prospectus – May 1, 2011
Appendix A

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Invesco Equity and Income Fund
1.50%	12/31/2004	N/A	10.803	54	2.45%	12/31/2004	N/A	10.734	110
	12/31/2005	10.803	11.361	78		12/31/2005	10.734	11.182	216
	12/31/2006	11.361	12.593	129		12/31/2006	11.182	12.278	331
	12/31/2007	12.593	12.785	153		12/31/2007	12.278	12.347	418
	12/31/2008	12.785	9.582	132		12/31/2008	12.347	9.165	395
	12/31/2009	9.582	11.596	117		12/31/2009	9.165	10.987	394
	12/31/2010	11.596	12.764	109		12/31/2010	10.987	11.980	371
AZL Money Market Fund
1.50%	12/31/2003	N/A	10.369	46	2.45%	12/31/2003	N/A	9.990	81
	12/31/2004	10.369	10.283	397		12/31/2004	9.990	9.814	242
	12/31/2005	10.283	10.391	413		12/31/2005	9.814	9.823	424
	12/31/2006	10.391	10.691	543		12/31/2006	9.823	10.012	463
	12/31/2007	10.691	11.037	728		12/31/2007	10.012	10.237	658
	12/31/2008	11.037	11.138	1090		12/31/2008	10.237	10.233	1401
	12/31/2009	11.138	10.996	771		12/31/2009	10.233	10.007	1032
	12/31/2010	10.996	10.833	614		12/31/2010	10.007	9.765	1001
BlackRock Global Allocation V.I. Fund
1.50%	12/31/2008	N/A	7.914	18	2.45%	12/31/2008	N/A	7.864	62
	12/31/2009	7.914	9.427	142		12/31/2009	7.864	9.278	175
	12/31/2010	9.427	10.193	154		12/31/2010	9.278	9.938	176
Franklin High Income Securities Fund
1.50%	12/31/2003	N/A	20.747	48	2.45%	12/31/2003	N/A	18.030	27
	12/31/2004	20.747	22.455	74		12/31/2004	18.030	19.329	75
	12/31/2005	22.455	22.855	84		12/31/2005	19.329	19.488	109
	12/31/2006	22.855	24.624	68		12/31/2006	19.488	20.798	130
	12/31/2007	24.624	24.914	88		12/31/2007	20.798	20.843	134
	12/31/2008	24.914	18.805	77		12/31/2008	20.843	15.583	119
	12/31/2009	18.805	26.434	67		12/31/2009	15.583	21.698	150
	12/31/2010	26.434	29.493	80		12/31/2010	21.698	23.980	125
Franklin Income Securities Fund
1.50%	12/31/2003	N/A	35.607	24	2.45%	12/31/2003	N/A	30.943	13
	12/31/2004	35.607	39.935	75		12/31/2004	30.943	34.375	87
	12/31/2005	39.935	39.973	150		12/31/2005	34.375	34.084	183
	12/31/2006	39.973	46.562	218		12/31/2006	34.084	39.328	271
	12/31/2007	46.562	47.588	266		12/31/2007	39.328	39.812	285
	12/31/2008	47.588	32.976	244		12/31/2008	39.812	27.326	250
	12/31/2009	32.976	44.048	229		12/31/2009	27.326	36.156	230
	12/31/2010	44.048	48.890	210		12/31/2010	36.156	39.751	215
Franklin U.S. Government Fund
1.50%	12/31/2003	N/A	23.183	65	2.45%	12/31/2003	N/A	20.147	34
	12/31/2004	23.183	23.631	104		12/31/2004	20.147	20.341	120
	12/31/2005	23.631	23.839	143		12/31/2005	20.341	20.327	170
	12/31/2006	23.839	24.429	157		12/31/2006	20.327	20.633	175
	12/31/2007	24.429	25.653	175		12/31/2007	20.633	21.461	191
	12/31/2008	25.653	27.188	170		12/31/2008	21.461	22.529	265
	12/31/2009	27.188	27.612	150		12/31/2009	22.529	22.665	221
	12/31/2010	27.612	28.638	112		12/31/2010	22.665	23.284	196
PIMCO VIT All Asset Portfolio
1.50%	12/31/2004	N/A	11.870	114	2.45%	12/31/2004	N/A	11.794	83
	12/31/2005	11.870	12.422	366		12/31/2005	11.794	12.227	217
	12/31/2006	12.422	12.808	305		12/31/2006	12.227	12.487	187
	12/31/2007	12.808	13.667	177		12/31/2007	12.487	13.198	182
	12/31/2008	13.667	11.330	149		12/31/2008	13.198	10.838	192
	12/31/2009	11.330	13.569	160		12/31/2009	10.838	12.857	169
	12/31/2010	13.569	15.117	202		12/31/2010	12.857	14.188	288

The Allianz Alterity® Variable Annuity Contract Prospectus – May 1, 2011
Appendix A

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO VIT Emerging Markets Bond Portfolio
1.50%	12/31/2005	N/A	10.920	3	2.45%	12/31/2005	N/A	10.851	23
	12/31/2006	10.920	11.756	23		12/31/2006	10.851	11.571	37
	12/31/2007	11.756	12.254	37		12/31/2007	11.571	11.947	45
	12/31/2008	12.254	10.309	38		12/31/2008	11.947	9.955	44
	12/31/2009	10.309	13.262	37		12/31/2009	9.955	12.686	50
	12/31/2010	13.262	14.655	49		12/31/2010	12.686	13.885	131
PIMCO VIT Global Bond Portfolio (Unhedged)
1.50%	12/31/2005	N/A	9.343	29	2.45%	12/31/2005	N/A	9.283	23
	12/31/2006	9.343	9.632	47		12/31/2006	9.283	9.480	45
	12/31/2007	9.632	10.412	63		12/31/2007	9.480	10.151	66
	12/31/2008	10.412	10.170	88		12/31/2008	10.151	9.821	122
	12/31/2009	10.170	11.709	97		12/31/2009	9.821	11.200	122
	12/31/2010	11.709	12.879	101		12/31/2010	11.200	12.203	139
PIMCO VIT Global Multi-Asset Portfolio
1.50%	12/31/2009	N/A	10.009	10	2.45%	12/31/2009	N/A	9.990	0
	12/31/2010	10.009	10.979	29		12/31/2010	9.990	10.856	37
PIMCO VIT High Yield Portfolio
1.50%	12/31/2003	N/A	11.267	80	2.45%	12/31/2003	N/A	10.855	38
	12/31/2004	11.267	12.160	191		12/31/2004	10.855	11.605	173
	12/31/2005	12.160	12.474	237		12/31/2005	11.605	11.792	208
	12/31/2006	12.474	13.407	192		12/31/2006	11.792	12.555	217
	12/31/2007	13.407	13.670	230		12/31/2007	12.555	12.679	214
	12/31/2008	13.670	10.296	188		12/31/2008	12.679	9.459	231
	12/31/2009	10.296	14.244	206		12/31/2009	9.459	12.963	280
	12/31/2010	14.244	16.067	189		12/31/2010	12.963	14.483	306
PIMCO VIT Real Return Portfolio
1.50%	12/31/2003	N/A	10.509	56	2.45%	12/31/2003	N/A	10.442	47
	12/31/2004	10.509	11.275	190		12/31/2004	10.442	11.098	237
	12/31/2005	11.275	11.341	300		12/31/2005	11.098	11.057	349
	12/31/2006	11.341	11.253	323		12/31/2006	11.057	10.867	330
	12/31/2007	11.253	12.267	276		12/31/2007	10.867	11.734	305
	12/31/2008	12.267	11.231	274		12/31/2008	11.734	10.641	347
	12/31/2009	11.231	13.099	253		12/31/2009	10.641	12.294	376
	12/31/2010	13.099	13.951	226		12/31/2010	12.294	12.969	370
PIMCO VIT Total Return Portfolio
1.50%	12/31/2003	N/A	12.665	138	2.45%	12/31/2003	N/A	12.202	126
	12/31/2004	12.665	13.086	290		12/31/2004	12.202	12.489	316
	12/31/2005	13.086	13.208	385		12/31/2005	12.489	12.486	415
	12/31/2006	13.208	13.513	386		12/31/2006	12.486	12.654	513
	12/31/2007	13.513	14.477	419		12/31/2007	12.654	13.428	518
	12/31/2008	14.477	14.946	399		12/31/2008	13.428	13.731	532
	12/31/2009	14.946	16.795	437		12/31/2009	13.731	15.284	688
	12/31/2010	16.795	17.888	443		12/31/2010	15.284	16.125	662
Templeton Global Bond Securities Fund
1.50%	12/31/2007	N/A	31.790	13	2.45%	12/31/2007	N/A	26.726	19
	12/31/2008	31.790	33.259	36		12/31/2008	26.726	27.696	31
	12/31/2009	33.259	38.885	40		12/31/2009	27.696	32.075	57
	12/31/2010	38.885	43.841	42		12/31/2010	32.075	35.820	63

The Allianz Alterity® Variable Annuity Contract Prospectus – May 1, 2011
Appendix A

APPENDIX B – PB VALUE CALCULATION EXAMPLES

•	You purchased a Contract with PRIME Plus Benefit. You are the only Owner.

•	You made an initial Purchase Payment of $100,000.

•	You make an additional Purchase Payment of $10,000 in the sixth Contract Year and allocate the entire amount to the Investment Options. You make no other Purchase Payments.

•	The MAV on the ninth Contract Anniversary is $180,000.

•	You take a partial withdrawal of $20,000 in the tenth Contract Year when the Contract Value (on the day of but before the partial withdrawal) is $160,000. You take no other partial withdrawals.

•	The Contract Value on the tenth Contract Anniversary is $140,000.

•
As of the tenth Contract Anniversary you have not yet reached your 81st birthday and the Contracts have not exceeded the limits on volatility or risk that trigger allocation and transfer restrictions under PRIME Plus Benefit.

On the tenth Contract Anniversary, the PB Value is equal to 1 or 2:
1)	The 7% AIA
	Initial Purchase Payment…………………………………………………………………………………………………..	$100,000.00
	Increased by 7% on the first Contract Anniversary……………………………………………………………………..	x 1.07
		$107,000.00
	Increased by 7% on the second Contract Anniversary…………………………………………………………………	x 1.07
		$114,490.00

	Beginning on the sixth Contract Anniversary we only apply the 7% increase to the 7% AIA amount as of the fifth Contract Anniversary.

	On the sixth Contract Anniversary the 7% AIA is:
	The fifth Contract Anniversary 7% AIA……………………………………………………………………………….	$140,255.17
	Increased by 7% on the sixth Contract Anniversary………………………………………………………………..	x 1.07
		$150,073.03
	Plus the additional Purchase Payment received in the sixth Contract Year…………………………………………	+ 10,000.00
		$160,073.03
	On the seventh Contract Anniversary the 7% AIA is:
	The fifth Contract Anniversary 7% AIA……………………………………………………………………………….	$140,255.17
	Increased by 7% on the sixth Contract Anniversary………………………………………………………………..	x 1.07
		$150,073.03
	Increased by 7% on the seventh Contract Anniversary………………………………………………………………..	x 1.07
		$160,578.14
	Plus the additional Purchase Payment received in the sixth Contract Year…………………………………………	+ 10,000.00
		$170,758.14

	On the ninth Contract Anniversary the 7% AIA is:………………………………………………………………………	$193,845.92
	On the tenth Contract Anniversary the 7% AIA is:
	The fifth Contract Anniversary 7% AIA increased by 7% for
	each anniversary since, up to and including the tenth:………………………………………………………..	$196,715.14
	Plus the additional Purchase Payment received in the sixth Contract Year……………………………………..	+ 10,000.00
	Reduced proportionately by the percentage of Contract Value withdrawn
	during the tenth Contract Year: ($20,000 / $160,000) = 0.125 x $193,845.92 =…………………………..	– 24,230.74
		$182,484.40

The Allianz Alterity® Variable Annuity Contract Prospectus – May 1, 2011
Appendix B

	Verifying that the 7% AIA is within the maximum limit:
	2 times Purchase Payments made in the first five Contract Years: 2 x $100,000 =…………………………….	$200,000
	Reduced proportionately by the percentage of Contract Value withdrawn:
	($20,000 / $160,000) = 0.125 x $200,000 =…………………………………………………………………….	– 25,000
		$175,000
	Therefore the 7% AIA on the tenth Contract Anniversary is limited to the maximum………………………….	$175,000

2)	The MAV
	The MAV on the ninth Contract Anniversary…………………………………………………………………………….	$180,000
	Reduced proportionately by the percentage of Contract Value withdrawn:
	($20,000 / $160,000) = 0.125 x $180,000 =………………………………………………………………………...	– 22,500
		$157,500
The 7% AIA is greater than the MAV on the tenth Contract Anniversary. However, if you chose to exercise the GMIB on the tenth Contract Anniversary you may be able choose to set the PB Value equal to either the 7% or the MAV. This is because the GMIB Payments available under the 7% AIA may be less than the GMIB Payments available under the MAV depending on the Annuity Option you select, your age, and sex (where applicable) at the time of annuitization. In addition, it is possible that fixed Traditional Annuity Payments based on the $140,000 Contract Value would be more than GMIB Payments based on the MAV or the 7% AIA depending on the current interest rates available at the time of annuitization.

If instead you exercise the GPWB you can select either the 5% payment option or the 10% payment option. Under the 5% payment option the PB Value is the 7% AIA, the PB Value could increase (step up) on every third Contract Anniversary* the maximum allowable payment is less than what is available under the 10% payment option, but we make payments for at least 20 years (assuming no Excess Withdrawals or step ups). Under the 10% payment option, the PB Value is the MAV, step ups are not available, we make payments for ten years (assuming no Excess Withdrawals), but the maximum allowable payment is more. Under the GPWB, you would choose the payment option that is most appropriate for your situation.

*	Step ups continue to happen automatically until the earliest of: a) the older Owner’s 91st birthday; or b) you exhaust the PB Value.

The Allianz Alterity® Variable Annuity Contract Prospectus – May 1, 2011
Appendix B

APPENDIX C – GPWB UNDER PRIME PLUS BENEFIT

•	On the tenth Contract Anniversary you exercise the GPWB and select the 5% payment option with annual payments.

•	On the tenth Contract Anniversary the PB Value is the 7% AIA, which is $175,000, and your Contract Value is $140,000 (see the example that appears in Appendix B).

•	You elect the maximum allowable payment and your annual GPWB Payments are 5% x $175,000 = $8,750. You take no Excess Withdrawals and do not elect to stop your GPWB Payments.

	Contract Value	PB Value	GPWB Payment
On the 10th Contract Anniversary	$140,000	$175,000	$8,750
11th Contract Anniversary	$144,800	$166,250	$8,750
12th Contract Anniversary	$151,900	$157,500	$8,750
13th Contract Anniversary before the step up	$160,000	$148,750	$8,750
13th Contract Anniversary after the step up	$160,000	$160,000	$8,750
14th Contract Anniversary	$151,700	$151,250	$8,750
15th Contract Anniversary	$144,300	$142,500	$8,750
16th Contract Anniversary before the step up	$132,900	$133,750	$8,750
16th Contract Anniversary after the step up	$132,900	$133,750	$8,750
•
In this example, the PB Value was stepped up on the 13th Contract Anniversary because the Contract Value was greater than the PB Value. However, the GPWB Maximum was not stepped up because the current GPWB Maximum ($8,750) was greater than 5% of the increased PB Value (5% x $160,000 = $8,000).

•	There was no step up to either the PB Value or the GPWB Payment on the 16th Contract Anniversary in this example because the Contract Value was less than the PB Value.

•
If on the 16th Contract Anniversary the Contract Value had grown to $180,000, the remaining PB Value would be stepped up to $180,000. The GPWB Maximum would also be stepped up because 5% of the increased PB Value (5% x $180,000 = $9,000) is greater than the current GPWB Maximum ($8,750), however, you would not be able to increase your GPWB Payments until the 17th Contract Anniversary because we do not automatically increase your GPWB Payments upon a step up.

Example of the effect of an Excess Withdrawal on GPWB Payments

•
Continue the assumptions from the previous example except that you elect to receive $600 per month as your GPWB Payment. If you do not take any Excess Withdrawals you would receive $7,200 of GPWB Payments over the course of each Contract Year without incurring a withdrawal charge.

•	Assume the Contract Value on the day of (but before) the Excess Withdrawal is $150,000. The PB Value on the day of (but before) the Excess Withdrawal is $170,200.

If you take a $500 Excess Withdrawal in the 11th Contract Year after receiving the eighth monthly GPWB Payment:

The total partial withdrawals (GPWB Payments and the Excess Withdrawal) for the Contract Year = $7,200 + $500 = $7,700. Because the total partial withdrawals are less than the $8,750 GPWB Maximum, none of the withdrawals are subject to the withdrawal charge, and the Excess Withdrawal reduces both the PB Value and Contract Value by the amount withdrawn ($500). The PB Value after the Excess Withdrawal would be $170,200 - $500 = $169,700.

If you take a $5,000 Excess Withdrawal in the 11th Contract Year after receiving the eighth monthly GPWB Payment:

The total partial withdrawals for the Contract Year = $7,200 + $5,000 = $12,200. Because the total partial withdrawals are greater than the $8,750 GPWB Maximum, some of the withdrawals are subject to the withdrawal charge. We determine which withdrawals are subject to the withdrawal charge as follows:

The GPWB Maximum………………………………………………………………………………………………...	$8,750
First eight GPWB Payments…………………………………………………………………………………………	– 4,800
Remaining GPWB Maximum………………………………………………………………………………………..	$3,950
Portion of the Excess Withdrawal that is subject to the withdrawal charge = $5,000 – $3,950 =……………	$1,050

The Allianz Alterity® Variable Annuity Contract Prospectus – May 1, 2011
Appendix C

When we compute the withdrawal charge we withdraw Purchase Payments on a “first-in-first-out” (FIFO) basis. Your initial Purchase Payment was $100,000 and the withdrawal charge period for this payment has expired. Therefore, there is no withdrawal charge on the Excess Withdrawal.

We adjust the PB Value for the Excess Withdrawal as follows:

The PB Value on the day of (but before) the partial withdrawal…………………………………………………	$170,200.00
The amount of the Excess Withdrawal that does not exceed the GPWB Maximum………………………….	– 3,950.00
Reduced proportionately by the remaining amount of the Excess Withdrawal’s percentage of Contract
Value on the day of (but before) the partial withdrawal = $1,050 / $150,000 = 0.007 x $170,200 =……	– 1,191.40
Remaining PB Value after the Excess Withdrawal………………………………………………………………..	$165,058.60
In addition, because the Excess Withdrawal exhausts the GPWB Maximum for the year, the four remaining GPWB Payments are also subject to a withdrawal charge. To avoid a withdrawal charge you could instruct us to stop GPWB Payments for the remainder of the year.

The Allianz Alterity® Variable Annuity Contract Prospectus – May 1, 2011
Appendix C

APPENDIX D – DEATH BENEFIT CALCULATION EXAMPLES

•	You purchased a Contract with an initial Purchase Payment of $100,000. You are the only Owner and are age 69 or younger on the Issue Date. You make no additional Purchase Payments.

•	The MAV on the ninth Contract Anniversary is $180,000.

•
You take a partial withdrawal of $20,000 in the tenth Contract Year when the Contract Value on the date of (but before the partial withdrawal) is $160,000. The withdrawal charge period on the initial Purchase Payment has expired so there is no withdrawal charge on this partial withdrawal. You take no other partial withdrawals.

•	The Contract Value on the tenth Contract Anniversary is $140,000.

NOTE: We calculate the 3% AIA and MAV only for Contracts with Enhanced GMDB. The M&E charges are higher for Contracts with Enhanced GMDB or Earnings Protection GMDB than for Contracts with Traditional GMDB. If the differences in these charges were reflected above, the Contract Values would be lower for Contracts with Enhanced GMDB or Earnings Protection GMDB than for Contracts with Traditional GMDB.

If you selected Traditional GMDB:
We calculate the death benefit on the tenth Contract Anniversary as the greater of:
1)	Contract Value………………………………………………………………………………………………………...	$140,000
2)	The Traditional GMDB value:
	Total Purchase Payments received…………………………………………………………………………………	$100,000
	Reduced proportionately by the percentage of Contract Value
	withdrawn: ($20,000 / $160,000) = 0.125 x $100,000 =…………………………………………………..	– 12,500
		$87,500
Therefore, the death benefit payable as of the tenth Contract Anniversary is the $140,000 Contract Value.

If you selected Enhanced GMDB:
We calculate the death benefit on the tenth Contract Anniversary as the greater of:
1)	Contract Value………………………………………………………………………………………………………...		$140,000.00
2)	The 3% AIA:
	Initial Purchase Payment………….…………………………………………………………………………………		$100,000.00
	Increased by 3% on the first Contract Aniversary……………………………………………………………..		x 1.03
			$103,000.00
	Increased by 3% on the second Contract Aniversary……….………………………………………………..		x 1.03
			106,090.00
	Increased by 3% on the third Contract Aniversary……………..……………………………………………..		x 1.03
			$109,272.70
	On the ninth Contract Anniversary the 3% AIA is……………………………………………………………..		$130,477.32
	Reduced proportionately by the percentage of Contract Value withdrawn:
	($20,000 / $160,000) = 0.125 x $130,477.32 =………………………………………………………...		– 16,309.66
			$114,167.66
	Increased by 3% on the tenth Contract Anniversary…………………………………………………………..		x 1.03
			$117,592.69
	Verifying that the 3% AIA is within the maximum limit:
	1.5 times Purchase Payments: 1.5 x $100,000 =………………………………………..	$150,000
	Reduced proportionately by the percentage of Contract Value withdrawn:
	($20,000 / $160,000) = 0.125 x $150,000 =…………………………………………..	– 18,750
		$131,250

The Allianz Alterity® Variable Annuity Contract Prospectus – May 1, 2011
Appendix D

3)	The MAV:
	The MAV on the ninth Contract Anniversary……………………………………………………………………….	$180,000
	Reduced proportionately by the percentage of Contract Value withdrawn:
	($20,000 / $160,000) = 0.125 x $180,000 =………………………………………………………………..	– 22,500
		$157,500
Therefore, the death benefit payable as of the tenth Contract Anniversary is the $157,500 MAV.

If you selected Earnings Protection GMDB:
We calculate the death benefit on the tenth Contract Anniversary as the greater of:
1)	Contract Value………………………………………………………………………………………………………...		$140,000
2)	Total Purchase Payments:
	Total Purchase Payments received…………………………………………………………………………………		$100,000
	Less adjusted partial withdrawals calculated as (PW x DB) / CV:
	($20,000 x $160,000) / $160,000 = $20,000 x 1 =…………………………………………………………		– 20,000
			$80,000
3)	CV Plus:
	Contract Value………………………………………………………………………………………………………...		$140,000
	Plus 50% of the lesser of (a) or (b).
	(a) Contract Vaue minus total Purchase Payments: $140,000 – $100,000 =.………..	$40,000
	(b) Three times your total Purchase Payments received in the first two
	Contract Years: 3 x $100,000…………………………………………………………..	$300,000
	(a) is less than (b), so 50% of (a) = 0.50 x $40,000 =……………………………………………………..		+ 20,000
			$160,000
Therefore, the death benefit payable as of the tenth Contract Anniversary is the $160,000 CV Plus.

The Allianz Alterity® Variable Annuity Contract Prospectus – May 1, 2011
Appendix D

APPENDIX E – WITHDRAWAL CHARGE EXAMPLES

All of the following examples assume you purchased a Contract with an initial Purchase Payment of $100,000 and you make no additional Purchase Payments. The partial withdrawal privilege for each Contract Year is 12% of your total Purchase Payments, less any previous withdrawals taken during that Contract Year under the partial withdrawal privilege or as RMD payments. Any unused partial withdrawal privilege in one Contract Year carries over to the next Contract Year. This means at the beginning of each Contract Year, there would be at least $12,000 available under the partial withdrawal privilege.

Full withdrawal when the Contract Value has declined due to a loss in your selected Investment Options:

•	You take a full withdrawal in the third Contract Year when the Contract Value is $90,000 and the withdrawal charge is 5%. You have taken no other withdrawals from the Contract.

•
There are no Purchase Payments that are beyond the withdrawal charge period and the partial withdrawal privilege does not apply upon a full withdrawal. Because this is a full withdrawal, we assess the withdrawal charge against the entire Withdrawal Charge Basis.

We calculate the withdrawal charge as follows:
The Withdrawal Charge Basis is equal to total Purchase Payments less any Purchase Payments
withdrawn (excluding any penalty-free withdrawals) = $100,000 – $0 = ……………….……….....................	$100,000
Multiplied by the withdrawal charge………………………………………………………………………………...	x 5%
$5,000
Therefore, we withdraw $90,000 from the Contract and pay you $85,000 ($90,000 less the $5,000 withdrawal charge).

Partial withdrawal under the partial withdrawal privilege followed by a full withdrawal:

•
You take a partial withdrawal of $9,000 in the second Contract Year. The total amount available under the partial withdrawal privilege at this time is $24,000 ($12,000 per year for two years). The $9,000 withdrawn is not subject to a withdrawal charge and does not reduce the Withdrawal Charge Basis.

•
You take a full withdrawal in the third Contract Year when the Contract Value is $90,000 and the withdrawal charge is 5%. At this time, there are no Purchase Payments that are beyond the withdrawal charge period. Because this is a full withdrawal, the partial withdrawal privilege does not apply and we assess the withdrawal charge against the entire Withdrawal Charge Basis.

We calculate the withdrawal charge for the full withdrawal as follows:
The Withdrawal Charge Basis is equal to total Purchase Payments less any Purchase Payments
withdrawn (excluding any penalty-free withdrawals) = $100,000 – $0 = ……………….……….....................	$100,000
Multiplied by the withdrawal charge………………………………………………………………………………...	x 5%
$5,000
Therefore, upon the full withdrawal, we withdraw $90,000 from the Contract and pay you $85,000 ($90,000 less the $5,000 withdrawal charge). In this example, your total distributions from the Contract after deducting the withdrawal charge are $94,000.

Partial withdrawal in excess of the partial withdrawal privilege followed by a full withdrawal:

•
You take a partial withdrawal of $27,000 in the second Contract Year when the withdrawal charge is 6%. The total amount available under the partial withdrawal privilege at this time is $24,000 ($12,000 per year for two years), so $3,000 of the withdrawal is subject to a withdrawal charge and reduces the Withdrawal Charge Basis.

We calculate the withdrawal charge for the partial withdrawal as follows:
The amount you receive that is subject to a withdrawal ....………………………….……….....................	$3,000
Multiplied by the withdrawal charge………………………………………………………………………………...	x 6%
$180
Therefore, we withdraw $27,180 from the Contract and pay you $27,000.

The Allianz Alterity® Variable Annuity Contract Prospectus – May 1, 2011
Appendix E

•
Continuing the example, assume you take a full withdrawal in the third Contract Year when the Contract Value is $90,000 and the withdrawal charge is 5%. At this time, there are no Purchase Payments that are beyond the withdrawal charge period. Because this is a full withdrawal, the partial withdrawal privilege does not apply and we assess the withdrawal charge against the entire Withdrawal Charge Basis.

We calculate the withdrawal charge for the full withdrawal as follows:
The Withdrawal Charge Basis is equal to total Purchase Payments less any Purchase Payments
withdrawn (excluding any penalty-free withdrawals) = $100,000 – $3,000 =………….……….....................	$97,000
Multiplied by the withdrawal charge………………………………………………………………………………...	x 5%
$4,850
Therefore, upon the full withdrawal, we withdraw $90,000 from the Contract and pay you $85,150 ($90,000 less the $4,850 withdrawal charge). In this example, your total distributions from the Contract after deducting the withdrawal charge are $112,150.

A series of partial withdrawals under the partial withdrawal privilege followed by a full withdrawal:

•
You take the maximum amount available under the partial withdrawal privilege each year for five years (total distributions = $60,000). The $60,000 withdrawn is not subject to a withdrawal charge and does not reduce the Withdrawal Charge Basis.

•
In the sixth Contract Year, the Contract Value is $11,000. Although the maximum available under the partial withdrawal privilege is $12,000, there is only $11,000 of Contract Value available. Assuming you withdraw the $11,000, the partial withdrawal privilege does not apply because this is a full withdrawal. At this time, there are no Purchase Payments that are beyond the withdrawal charge period. Because this is a full withdrawal, we assess the withdrawal charge against the entire Withdrawal Charge Basis. The withdrawal charge in the sixth Contract Year is 2%.

We calculate the withdrawal charge for the full withdrawal as follows:
The Withdrawal Charge Basis is equal to total Purchase Payments less any Purchase Payments
withdrawn (excluding any penalty-free withdrawals) = $100,000 – $0 = ……………….……….....................	$100,000
Multiplied by the withdrawal charge………………………………………………………………………………...	x 2%
$2,000
Therefore, upon the full withdrawal, we withdraw $11,000 from the Contract and pay you $9,000 ($11,000 less the $2,000 withdrawal charge). In this example, your total distributions from the Contract after deducting the withdrawal charge are $69,000.

Alternatively, the largest available partial withdrawal at this time is $9,000, as this amount reduces the Contract Value to the minimum required Contract Value of $2,000. If instead of a full withdrawal, you take a partial withdrawal of $9,000, it is not subject to a withdrawal charge. After one additional year, the initial Purchase Payment is beyond its withdrawal charge period and you could then withdraw all remaining Contract Value without incurring a withdrawal charge.

The Allianz Alterity® Variable Annuity Contract Prospectus – May 1, 2011
Appendix E

FOR SERVICE OR MORE INFORMATION

You can review and copy information about us, the Separate Account, the prospectus and the SAI at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the Public Reference Room by calling (202) 551-8090.

The SEC also maintains a website (http://www.sec.gov). The prospectus, the SAI and other information about the Contract are available on the EDGAR database on the SEC’s website. If you do not have access to the website, you can get copies of information from the website upon payment of a duplication fee by writing to:

Public Reference Section of the Commission

100 F Street, NE

Washington, DC 20549

You can contact us at:

Allianz Life Insurance Company of North America

5701 Golden Hills Drive

Minneapolis, MN 55416

(800) 624-0197

If you need service (such as changes in Contract information, information on Contract Values, requesting a withdrawal or transfer, changing your allocation instructions, etc.), please contact our Service Center:

Allianz Life Insurance Company of North America

P.O. Box 561

Minneapolis, MN 55440-0561

(800) 624-0197

If you are sending us a check for an additional Purchase Payment, please mail it to the following address as appropriate.

Checks for additional Purchase Payments
Regular Mail	Overnight, certified or registered mail
Allianz Life Insurance Company of North America	Wells Fargo LBX Services
NW 5989	NW 5989 Allianz
P.O. Box 1450	1350 Energy Lane, Suite 200
Minneapolis, MN 55485-5989	St. Paul, MN 55108-5254

NOTE: Checks for additional Purchase Payments you send to the wrong address are forwarded to the address listed above for overnight, certified or registered mail, which may delay processing.

The Allianz Alterity® Variable Annuity Contract Prospectus – May 1, 2011

PART B – SAI

STATEMENT OF ADDITIONAL INFORMATION

ALLIANZ ALTERITY®

INDIVIDUAL FLEXIBLE PURCHASE PAYMENT

VARIABLE DEFERRED ANNUITY CONTRACT

ISSUED BY

ALLIANZ LIFE® VARIABLE ACCOUNT B (THE SEPARATE ACCOUNT)

AND

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

(ALLIANZ LIFE, WE, US, OUR)

MAY 1, 2011

This is not a prospectus. This Statement of Additional Information (SAI) should be read in conjunction with the prospectus for the Contract, which is dated the same date as this SAI. Definitions of capitalized terms can be found in the glossary in the prospectus. The prospectus is incorporated in this SAI by reference.

The prospectus for the Contract concisely sets forth information that a prospective investor ought to know before investing. For a copy of the Contract’s prospectus, call or write us at:

Allianz Life Insurance Company of North America

5701 Golden Hills Drive

Minneapolis, MN 55416

(800) 624-0197

TABLE OF CONTENTS

Allianz Life……………………………………………………...........	2
Experts………………………………………………………….…....…	2
Legal Opinions……………………………………………………….	2
Distributor……………………………………………………….……….	2
Reduction or Elimination of the Withdrawal Charge………………..	3
Federal Tax Status…………………………………………..….…..	3
General…………………………………………………………...…	3
Diversification…………………………………………….…......….	4
Owner Control………………………………………………..….	5
Contracts Owned by Non-Individuals……………………..…..	5
Income Tax Withholding………………………………..….......	5
Required Distributions…………………………………..………	5
Qualified Contracts……………………………………………...	6
Annuity Provisions…………………………………………….........	7
Annuity Units/Calculating Annuity Payments…………….….	7
Mortality and Expense Risk Guarantee………………………..….	7
Information on May 2003 Contracts………………………..……..	8
Information on Contracts That Were Offered
Before April 29, 2005………………………..………..………...	16
Information on Original Contracts………………………….…..….	18
Financial Statements…………………………………..…..……….	19
Appendix – Condensed Financial Information…...……..………..	20

ALTSAI-0511

The Allianz Alterity® Variable Annuity Contract SAI – May 1, 2011

1

ALLIANZ LIFE

Allianz Life is a stock life insurance company organized under the laws of the state of Minnesota in 1896. We are a subsidiary of Allianz of America, Inc. (AZOA), a financial holding company. AZOA is a subsidiary of Allianz SE, a provider of integrated financial services. Allianz SE is headquartered in Munich, Germany, and has sales outlets throughout the world. We offer fixed and variable annuities and individual life insurance.

Allianz Life does not have a separate custodian for the assets owned through the Separate Account. Most mutual fund shares are not in certificated form, and as such, Allianz Life in effect acts as self custodian for the non-certificated shares we own through the Separate Account.

EXPERTS

The financial statements of Allianz Life Variable Account B as of and for the year or period ended December 31, 2010 (including the statements of changes in net assets for each of the years or periods in the two year period then ended and the financial highlights for each of the periods presented) and the consolidated financial statements and supplemental schedules of Allianz Life Insurance Company of North America as of December 31, 2010 and 2009 and for each of the years in the three-year period ended December 31, 2010, are included in Part C of the Registration Statement in reliance upon the report of KPMG LLP, independent registered public accounting firm, also included in Part C, and upon the authority of said firm as experts in accounting and auditing. The audit report covering the December 31, 2010 financial statements and supplemental schedules of Allianz Life Insurance Company of North America refers to a change in the method of evaluating other-than-temporary impairments of fixed maturity securities due to the adoption of accounting requirements issued by the Financial Statement Standards Board (FASB), as of January 1, 2009. The principal business address of KPMG LLP is 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, MN.

LEGAL OPINIONS

Stewart D. Gregg, Senior Securities Counsel of Allianz Life, has provided legal advice on certain matters in connection with the issuance of the Contracts.

DISTRIBUTOR

Allianz Life Financial Services, LLC (Allianz Life Financial (previously USAllianz Investor Services, LLC)), a wholly owned subsidiary of Allianz Life Insurance Company of North America, acts as the distributor. Allianz Life Financial does not sell the Contracts on a retail basis. Rather, Allianz Life Financial enters into selling agreements with other third-party broker/dealers registered under the Securities Exchange Act of 1934 (selling firms) for the sale of the Contracts.

We pay commissions for sales of the Contracts. Allianz Life Financial passes through most of the commissions it receives to selling firms for their sales. Allianz Life Financial received sales compensation with respect to the Contracts issued under Allianz Life Variable Account B in the following amounts during the last three calendar years:

Calendar Year	Aggregate Amount of Commissions Paid to Allianz Life Financial	Aggregate Amount of Commissions Retained by Allianz Life Financial After Payments to Selling Firms
2008	$198,319,091.42	$0
2009	$169,464,504.26	$0
2010	$220,761,073.60	$0
We may fund Allianz Life Financial’s operating and other expenses including: overhead; legal and accounting fees; registered representative training; deferred compensation and insurance benefits for registered representatives; compensation for the Allianz Life Financial management team; and other expenses associated with the Contracts. We also pay for Allianz Life Financial’s operating and other expenses, including overhead, legal and accounting fees.

As described above, Allianz Life Financial sells its Contracts primarily through “wholesaling,” in which Allianz Life Financial sells contracts through a large group of mostly non-affiliated broker/dealer firms. Currently, Allianz Life Financial has agreements with approximately 975 retail broker/dealers to sell its contracts. All of the broker/dealer firms except one are non-affiliated. As described in the prospectus, Allianz Life Financial may pay marketing support payments to certain of these firms for providing marketing support services in the sale of the contracts. Currently, Allianz Life Financial makes marketing support payments to approximately 46 firms. These payments vary in amount. In 2010, the five firms receiving the largest payments, ranging from $484,593 to $3,290,452, are listed below. Marketing support payments may also be made to managers of Investment Options or their affiliates for providing Investment Option information and marketing support.

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Firm Name
Cetera Financial Group
LPL Financial Network
National Planning Holdings
The Advisor Group
Wells Fargo Network

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

We may reduce or eliminate the amount of the withdrawal charge on the Contracts when Contract sales are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. We determine the entitlement to a reduction of the withdrawal charge after examination of the following factors:

•	the size of the group;

•	the total amount of Purchase Payments expected to be received from the group;

•
the nature of the group for which the Contracts are purchased, and the persistency expected in that group (for example, the expectation that the Owners continue to hold the Contracts for a certain period of time);

•	the purpose for which the Contracts are purchased and whether that purpose makes it likely that expenses are reduced; and

•	any other circumstances which we believe to be relevant to determining whether reduced sales or administrative expenses may be expected.

None of these reductions are contractually guaranteed. We may eliminate the withdrawal charge when the Contracts are issued to an officer, director or employee of Allianz Life or any of its affiliates. We may reduce or eliminate the withdrawal charge when the Contract is sold by a registered representative appointed with Allianz Life to any members of his or her immediate family and the commission is waived. In no event is any reduction or elimination of the withdrawal charge permitted where the reduction or elimination is unfairly discriminatory to any person.

FEDERAL TAX STATUS

NOTE: The following description is based upon our understanding of current federal income tax law applicable to annuities in general. We cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. We do not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as “annuity contracts” under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

General

Section 72 of the Internal Revenue Code of 1986, as amended (the Code) governs taxation of annuities in general. An Owner is generally not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as Annuity Payments. For a lump sum payment received as a full withdrawal (total redemption) or death benefit, the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract (your investment). For Non-Qualified Contracts, this cost basis is generally the Purchase Payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. A partial withdrawal results in tax on any gain in the Contract (for example, the difference, if any, between the Contract Value immediately before the withdrawal, unreduced by any charges, and the Contract’s cash basis). Lump sum withdrawals, whether partial or full, may also be subject to a federal penalty tax equal to 10% of the taxable amount.

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For Annuity Payments, the portion of each payment included in income equals the excess of the payment over the exclusion amount. The exclusion amount for Annuity Payments based on a variable Annuity Option is determined by dividing the investment in the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid (which is determined by Treasury Regulations). The exclusion amount for Annuity Payments based on a fixed Annuity Option is determined by multiplying the Annuity Payment by the ratio that the investment in the Contract (adjusted for any period certain or refund guarantee) bears to the expected return under the Contract. Annuity Payments received after the investment in the Contract has been recovered (for example, when the total of the excludable amounts equal the investment in the Contract) are fully taxable. The taxable portion of an Annuity Payment is taxed at ordinary income tax rates. For certain types of Qualified Contracts there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

We are taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from us, and its operations form a part of Allianz Life.

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity Owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

Diversification

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department (Treasury Department). Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract before the receipt of Annuity Payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts, such as the Contract, meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued regulations (Treas. Reg. 1.817-5) which established diversification requirements for the Investment Options underlying variable contracts such as the Contract. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these regulations, an Investment Option will be deemed adequately diversified if:

•	no more than 55% of the value of the total assets of the Investment Option is represented by any one investment;

•	no more than 70% of the value of the total assets of the Investment Option is represented by any two investments;

•	no more than 80% of the value of the total assets of the Investment Option is represented by any three investments; and

•	no more than 90% of the value of the total assets of the Investment Option is represented by any four investments.

The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, “each United States government agency or instrumentality shall be treated as a separate issuer.”

We intend that all Investment Options underlying the Contracts be managed by the investment advisers in such a manner as to comply with these diversification requirements.

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Owner Control

The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account, supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of our Contracts, such as the flexibility of an Owner to allocate Purchase Payments and transfer amounts among the investment divisions of the Separate Account, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Owners investment control over Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent an Owner from being treated as the owner of the Separate Account assets supporting the Contract.

Contracts Owned by Non-Individuals

Under Section 72(u) of the Code, the investment earnings on Purchase Payments for the Contracts are taxed currently to the Owner if the Owner is a non-individual, for example, a corporation or certain other entities. Such Contracts generally are not treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for an individual or to Contracts held by qualified retirement plans. Purchasers should consult a tax adviser before purchasing a Contract to be owned by a non-individual.

Income Tax Withholding

All distributions or the portion thereof which is included in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Certain distributions from retirement plans qualified under Section 401 of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or Individual Retirement Annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to:

•
a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated Beneficiary, or for a specified period of ten years or more; or

•	distributions which are required minimum distributions; or

•	the portion of the distributions not included in gross income (for example, returns of after-tax contributions); or

•	hardship withdrawals.

Participants should consult a tax adviser regarding withholding requirements.

Required Distributions

In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract is distributed in the event of the death of an owner. Specifically, with regard to this Contract, Section 72(s) requires that:

•
if any Owner dies on or after the Income Date, but before the time the entire interest in the Contract has been distributed, the entire interest in the Contract is distributed at least as rapidly as under the method of distribution being used as of the date of such Owner’s death; and

•	if any Owner dies before the Income Date, the entire interest in the Contract is distributed within five years after the date of such Owner’s death.

These requirements are considered satisfied as to any portion of an Owner’s interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner’s death. The designated Beneficiary refers to an individual designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner. If the Owner is a non-individual, then the death or change of an Annuitant is treated as the death of the Owner.

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Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements.

Other rules may apply to Qualified Contracts.

Qualified Contracts

The Contract is designed to be used under various types of qualified plans. Because of the minimum Purchase Payment requirements, these Contracts may not be appropriate for some periodic payment retirement plans. Taxation of participants in each Qualified Contract varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Contract may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. We are not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless we specifically consent to be bound. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

General descriptions of the types of qualified plans with which the Contracts may be used can be found in the prospectus. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding qualified plans are very complex and have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice before purchasing a Contract issued under a qualified plan.

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer’s deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by us in connection with qualified plans may utilize annuity tables that do not differentiate on the basis of sex.

Qualified plans include special provisions restricting Contract provisions that may otherwise be available and described in this SAI. Generally, Contracts issued pursuant to qualified plans are not transferable except upon withdrawal or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to withdrawals from Qualified Contracts.

Many withdrawals from Qualified Contracts can be rolled over to an IRA or another qualified retirement plan. If you receive a withdrawal from a Qualified Contract that could be rolled over and you do not elect to make a direct rollover of that amount to an IRA or qualified plan, by law 20% of the taxable amount must be withheld by us for taxes. In situations where this mandatory tax withholding does not apply, other tax amounts may be withheld unless you elect out of the withholding. You may request more detailed information about income tax withholding at the time of a withdrawal. For more information see prospectus section 8, Taxes – Distributions – Qualified Contracts.

Pension and Profit-Sharing Plans. Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees are not included in the gross income of the employee until distributed from the plan. The tax consequences to participants may vary, depending upon the particular plan design. However, the Code places limitations and restrictions on all plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions and withdrawals. Participant loans are not allowed under the Contracts purchased in connection with these plans. For more information see prospectus section 8, Taxes – Qualified Contracts.

Purchasers of Contracts for use with pension or profit-sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment. We may choose not to allow pension or profit-sharing plans to purchase this Contract.

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ANNUITY PROVISIONS

We base Traditional Annuity Payments upon the following:

•	Whether you request fixed payments, variable payments, or a combination of both fixed and variable Traditional Annuity Payments.

•	The adjusted Contract Value on the Income Date.

•	The Annuity Option you select.

•	The age of the Annuitant and any joint Annuitant.

•	The sex of the Annuitant and any joint Annuitant where allowed.

We guarantee fixed Traditional Annuity Payments as to dollar amount and the amount does not vary with the investment experience of an Investment Option. If you request fixed Traditional Annuity Payments, the amount of adjusted Contract Value that you apply to fixed Traditional Annuity Payments is placed in our general account and does not participate in the investment experience of the Investment Options.

Variable payments are not predetermined as to dollar amount and vary in amount with the investment experience of the Investment Option(s) you select. We use Annuity Units to determine the amount of any variable Traditional Annuity Payments you elect to receive.

Annuity Units/Calculating Variable Annuity Payments

The first variable Traditional Annuity Payment is equal to the amount of adjusted Contract Value you are applying to variable Traditional Annuity Payments on the Income Date, divided first by $1,000 and then multiplied by the appropriate variable annuity payout factor for each $1,000 of value for the Annuity Option you selected.

We then purchase a fixed number of Annuity Units on the Income Date for each subaccount of the Investment Options you select. We do this by dividing the amount of the first Traditional Annuity Payment among the subaccounts for your selected Investment Options according to your most recent allocation instructions. We then divide the amount in each subaccount by the Annuity Unit value for each subaccount on the Income Date.

We determine the Annuity Unit value on each Business Day as follows:

•	multiply the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the current Business Day; and

•	divide by the assumed net investment factor for the current Business Day.

The assumed net investment factor for the current Business Day is one plus the annual AIR adjusted to reflect the number of calendar days that have elapsed since the immediately preceding Business Day. We allow an AIR of 3%, 5% or 7% based on your selection and applicable law.

Thereafter, the number of Annuity Units in each subaccount generally remains unchanged unless you make a transfer. However, the number of Annuity Units changes if Annuity Option 3 is in effect, one Annuitant dies, and the Owner requests Traditional Annuity Payments at 75% or 50% of the previous payment amount. All calculations appropriately reflect the payment frequency you selected.

The Traditional Annuity Payment on each subsequent payment date is equal to the sum of the Traditional Annuity Payments for each subaccount. We determine the Traditional Annuity Payment for each subaccount by multiplying the number of Annuity Units allocated to the subaccount by the Annuity Unit value for that subaccount on the payment date.

MORTALITY AND EXPENSE RISK GUARANTEE

Allianz Life guarantees that the dollar amount of each Variable Annuity Payment after the first Annuity Payment not affected by variations in mortality and expense experience.

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INFORMATION ON MAY 2003 CONTRACTS

The following is a list of common abbreviations used in this section:

AIA	=	Annual Increase Amount	GPWB	=	Guaranteed Partial Withdrawal Benefit
GMDB	=	Guaranteed Minimum Death Benefit	MAV	=	Maximum Anniversary Value
GMIB	=	Guaranteed Minimum Income Benefit	PRIME	=	Protected Retirement Income Made Easy

May 2003 Contracts are no longer offered for sale, but Owners of these Contracts can still make additional Purchase Payments. Therefore, we are including information on these Contracts in this SAI. May 2003 Contracts were replaced by May 2006 Contracts (which are described in the prospectus and have been discontinued as of July 1, 2010). The primary difference between May 2003 and May 2006 Contracts is that May 2003 Contracts offered the optional Traditional PRIME Benefit and optional Enhanced PRIME Benefit. Also, the partial withdrawal privilege allowed withdrawals of 10% of total Purchase Payments per year on a cumulative basis.

PRIME Benefits

PRIME Benefits include a GMIB and GPWB and carry an additional M&E charge. PRIME Benefits were available for selection at Contract issue. After the Issue Date, Traditional PRIME Benefit or Enhanced PRIME Benefit cannot be added to, changed, or removed from a Contract. If your Contract includes a PRIME Benefit and you do not exercise either GMIB or GPWB, you will have incurred higher Contract expenses without receiving any advantage from PRIME Benefits.

We designed PRIME Benefits to give you options on how to turn your accumulated retirement assets into a stream of retirement income. GMIB provides a guaranteed minimum fixed income in the form of Annuity Payments (GMIB Payments). Depending on the Annuity Option you select, GMIB can provide guaranteed lifetime income, but if the Annuitant(s) die shortly after the Income Date, the Payee may receive less than your investment in the Contract. GPWB provides a guaranteed minimum amount of income in the form of annual partial withdrawals (GPWB Payments). However, GPWB Payments are not guaranteed for life and you could outlive your payment stream. You must wait seven complete Contract Years before you can exercise GMIB or GPWB, and they can only be exercised within 30 days after a Contract Anniversary. PRIME Benefits do not create Contract Value or guarantee the performance of any Investment Option.

Payments made under PRIME Benefits are based on the PB Value. Under Traditional PRIME Benefit, the PB Value is total Purchase Payments adjusted for partial withdrawals and Partial Annuitizations. Under Enhanced PRIME Benefit, the PB Value is the: MAV; 3% AIA; or 7% AIA. The PB Value under Enhanced PRIME Benefit is never less than the PB Value under Traditional PRIME Benefit, but they may be equal. You can only access the PB Value by exercising GMIB or GPWB.

Canceling PRIME Benefits

Once you exercise a PRIME Benefit, you cannot cancel it. However, you can end GPWB by stopping GPWB Payments and instead do one of the following.

•	Take an Excess Withdrawal of the entire Contract Value, less any withdrawal charge and any deduction we make to reimburse ourselves for premium tax (available at anytime).

•	Request Traditional Annuity Payments under a Full Annuitization based on the entire Contract Value, less any deduction we make to reimburse ourselves for premium tax (available at anytime).

•	Request GMIB Payments under a Full Annuitization based on the entire remaining PB Value (only available within 30 days following a Contract Anniversary and before we make the next GPWB Payment).

If you take an Excess Withdrawal of the entire Contract Value, the Contract ends and you may receive less money than you would have received under GPWB. If you request fixed Traditional Annuity Payments or GMIB Payments, GPWB ends and we no longer assess the Separate Account annual expense on that portion of the Contract. If you request variable Traditional Annuity Payments, GPWB ends and we reduce the Separate Account annual expense to 1.50% on that portion of the Contract.

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Although you can end GPWB, you cannot end GMIB. If you do stop GPWB Payments:

•	GPWB ends,

•	the Accumulation Phase of the Contract ends,

•	GMDB ends, and

•	if you request Annuity Payments, that portion of the Contract ends, as indicated in prospectus section 3, The Annuity Phase.

PB Value Under Traditional PRIME Benefit

The PB Value before the date of any Owner’s death or exercise of GPWB is equal to:

•	total Purchase Payments received,

•
reduced proportionately by the percentage of Contract Value applied to a traditional Partial Annuitization or withdrawn (including any withdrawal charge) for each traditional annuitization or withdrawal taken, and

•	if you take a GMIB Partial Annuitization, reduced by the dollar amount applied to the GMIB Payments.

Any traditional Partial Annuitizations or withdrawals you take may reduce the PB Value by more than the amount annuitized or withdrawn. If the Contract Value at the time of annuitization or withdrawal is less than the PB Value, we deduct more than the amount annuitized or withdrawn from the PB Value.

If you exercise GPWB, the PB Value stops increasing on the date you begin receiving GPWB Payments and decreases:

•	on a dollar for dollar basis with each GPWB Payment we make; and

•	proportionately by the percentage of any Contract Value taken as an Excess Withdrawal (including any withdrawal charge) for each Excess Withdrawal taken.

PB Value Under Enhanced PRIME Benefit

The PB Value before the date of any Owner’s death or exercise of GPWB is equal to:

•	the AIA; or

•	the MAV.

We calculate the AIA two ways. We increase your total Purchase Payments adjusted for partial withdrawals on each Contract Anniversary by: a) 3%; and b) 7% (Not available in the state of Washington).

If the MAV is greater than both the 3% AIA and 7% AIA, the PB Value is equal to the MAV. If the 3% AIA is greater than the MAV, you can decide whether to set the PB Value equal to the 3% AIA or 7% AIA. If only the 7% AIA is greater than the MAV, you can decide whether to set the PB Value equal to the 7% AIA or MAV.

The 7% AIA may be more limited than the 3% AIA or MAV because:

•	the 7% AIA is subject to a maximum of two times Purchase Payments received in the first five Contract Years;

•	under GMIB, the guaranteed fixed payout rates for the 7% AIA are lower and there are fewer available Annuity Options; and

•     under GPWB, you can only receive GPWB Payments of up to 5% of the PB Value each year.

If you take a GMIB Partial Annuitization, the AIA and MAV decrease, but continue to be calculated. If you take a GMIB Full Annuitization or exercise GPWB, we establish a PB Value and the AIA and MAV end. After you exercise GPWB, only the PB Value remains and continues to be calculated.

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Calculating the AIAs

For each AIA that was effective on the Issue Date, it is equal to the initial Purchase Payment received. For any AIA that was effective after the Issue Date, it is equal to the Contract Value on the endorsement effective date.

On each Business Day other than a Contract Anniversary, each AIA is equal to:

•	its value on the immediately preceding Business Day,

•	plus any additional Purchase Payments received that day,

•	reduced proportionately by the percentage of Contract Value applied to a traditional Partial Annuitization or withdrawn that day (including any withdrawal charge), and

•	if you take a GMIB Partial Annuitization that day based on the:

–	3% AIA, we reduce the 3% AIA by the dollar amount applied to GMIB Payments and we reduce the 7% AIA proportionately by the percentage of the 3% AIA applied to GMIB Payments.

–	7% AIA, we reduce the 7% AIA by the dollar amount applied to GMIB Payments and we reduce the 3% AIA proportionately by the percentage of the 7% AIA applied to GMIB Payments.

–	MAV, we reduce both the 3% AIA and 7% AIA proportionately by the percentage of the MAV applied to GMIB Payments.

On each Contract Anniversary before the older Owner’s 81st birthday,* each AIA is equal to its value on the immediately preceding Business Day increased by 3% for Contracts with the 3% AIA, and increased by 7% for Contracts with the 7% AIA. We then process any transactions received on that Contract Anniversary (such as additional Purchase Payments, withdrawals, and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary.

Beginning with the Contract Anniversary that occurs on or after the older Owner’s 81st birthday,* we calculate each AIA in the same way that we do on each Business Day other than a Contract Anniversary.

*	If the Contract is owned by a non-individual (for example, a qualified plan or trust), we use the Annuitant’s age.

We limit the 3% AIA to a maximum of:

•	1.5 times total Purchase Payments received,

•
reduced proportionately by the percentage of Contract Value applied to each traditional Partial Annuitization or withdrawal (including any withdrawal charge) for each traditional annuitization or withdrawal taken, and

•	reduced proportionately by the percentage of GMIB value applied to each GMIB Partial Annuitization.

We limit the 7% AIA to a maximum of:

•	2 times the total Purchase Payments received in the first five Contract Years,

•
reduced proportionately by the percentage of Contract Value applied to each traditional Partial Annuitization or withdrawal (including any withdrawal charge) for each traditional annuitization or withdrawal taken, and

•	reduced proportionately by the percentage of GMIB value applied to each GMIB Partial Annuitization.

Calculating the MAV

The MAV on the Issue Date is equal to your initial Purchase Payment.

On each Business Day other than a Contract Anniversary, the MAV is equal to:

•	its value on the immediately preceding Business Day,

•	plus any additional Purchase Payments received that day,

•	reduced proportionately by the percentage of Contract Value applied to a traditional Partial Annuitization or withdrawn that day (including any withdrawal charge), and

•	if you take a GMIB Partial Annuitization that day based on the:

–	MAV, we reduce the MAV by the dollar amount applied to GMIB Payments, and

–	3% AIA or 7% AIA, we reduce the MAV proportionately by the percentage of the 3% AIA or 7% AIA applied to GMIB Payments.

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On each Contract Anniversary before the older Owner’s 81st birthday,* the MAV is equal to the greater of its value on the immediately preceding Business Day, or the Contract Value that occurs on that Contract Anniversary before we process any transactions. We then process any transactions we received on that Contract Anniversary (such as additional Purchase Payments, withdrawals, and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary.

Beginning with the Contract Anniversary that occurs on or after the older Owner’s 81st birthday,* we calculate the MAV in the same way that we do on each Business Day other than a Contract Anniversary.

*	If the Contract is owned by a non-individual (for example, a qualified plan or trust), we use the Annuitant’s age.

Any traditional Partial Annuitizations or withdrawals you take may reduce the AIAs or MAV by more than the amount annuitized or withdrawn. If the Contract Value at the time of annuitization or withdrawal is less than an AIA (or MAV as appropriate), we deduct more than the amount annuitized or withdrawn from the AIA (or MAV).

If you exercise GPWB, the PB Value stops increasing on the date you begin receiving GPWB Payments and decreases:

•	on a dollar for dollar basis with each GPWB Payment we make; and

•	proportionately by the percentage of any Contract Value taken as an Excess Withdrawal (including any withdrawal charge) for each withdrawal taken.

Using PRIME Benefits

GPWB guarantees a minimum amount of income in the form of partial withdrawals (GPWB Payments) during the Accumulation Phase. GMIB guarantees a minimum amount of fixed income in the form of Annuity Payments (GMIB Payments) during the Annuity Phase. Depending on the Annuity Option you select, GMIB can provide guaranteed lifetime income, but if the Annuitant(s) die shortly after the Income Date, the Payee may receive less than your investment in the Contract.

You must hold your Contract for seven complete Contract Years before you can exercise GPWB or GMIB and you can only exercise GPWB or GMIB within 30 days following a Contract Anniversary. You cannot exercise GPWB or GMIB before the expiration of the seven-year waiting period.

If you exercise GPWB:

•	You can no longer make additional Purchase Payments to the Contract.

•	Partial Annuitizations are no longer available.

•	The additional M&E charge for the PRIME Benefit continues until both GPWB and GMIB end.

•	If you have Enhanced GMDB or Earnings Protection GMDB, the additional M&E charge for GMDB continues as long as the Enhanced GMDB value or Earnings Protection GMDB value is greater than zero.

•
The partial withdrawal privilege is no longer available to you, however, you can still take GPWB Payments and Excess Withdrawals up to the annual GPWB Maximum without a withdrawal charge. Excess Withdrawals (including a full withdrawal of the Contract Value) are available while you are receiving GPWB Payments, however, amounts withdrawn in excess of the annual GPWB Maximum (including GPWB Payments) are subject to a withdrawal charge, as set out in prospectus section 7, Expenses – Withdrawal Charge.

•	The systematic withdrawal and minimum distribution programs are no longer available to you and if you are participating in these programs, your participation ends.

•	The Contract Value continues to fluctuate as a result of market performance, and decreases on a dollar for dollar basis with each GPWB Payment and any Excess Withdrawals.

•
The GMDB value no longer increases, each GPWB Payment reduces the GMDB value on a dollar for dollar basis and any Excess Withdrawals reduce the GMDB value proportionately by the percentage of Contract Value withdrawn.

•
The PB Value no longer increases, each GPWB Payment reduces the PB Value on a dollar for dollar basis and any Excess Withdrawals reduce the PB Value proportionately by the percentage of Contract Value withdrawn.

•	Excess Withdrawals do not affect the GPWB Payment amount or frequency, but may decrease the time over which you receive GPWB Payments.

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If you exercise GMIB under a Full Annuitization:

•	The Accumulation Phase ends and the Annuity Phase begins.

•
The portion of the Contract that you apply to GMIB is no longer subject to the Separate Account annual expense, but any portion of the Contract applied to variable Traditional Annuity Payments continues to be subject to a 1.50% Separate Account annual expense.

•	If you have not exercised GPWB, it is no longer available to you, and you are no longer able to make additional Purchase Payments to the Contract.

•	If you exercised GPWB, GPWB Payments stop and GPWB ends.

•	GMDB ends.

If you exercise GMIB under a Partial Annuitization*:

•	The Annuity Phase begins and the Accumulation Phase continues.

•
The portion of the Contract that you apply to GMIB is no longer subject to the Separate Account annual expense, but any portion of the Contract in the Accumulation Phase or that has been applied to variable Traditional Annuity Payments continues to be subject to the appropriate Separate Account annual expense.

•
If any portion of the Contract is in the Accumulation Phase, you may be able to make additional Purchase Payments to the Contract, but you cannot make additional Purchase Payments to any portion of the Contract in the Annuity Phase.

•	GPWB continues to be available to you.

•	The Partial Annuitization reduces the Contract Value and GMDB value proportionately by the percentage of PB Value you apply to GMIB.

•	GMIB Payments do not affect the Contract Value available under the portion of the Contract in the Accumulation Phase.

*	Not available after you exercise GPWB, or if the PB Value is less than the Contract Value.

In addition, if you exercise GPWB after taking a GMIB Partial Annuitization, all payments (GMIB Payments and GPWB Payments) are treated as withdrawals and not annuity payments for tax purposes. However, once the entire Contract Value has been applied to Annuity Payments, we intend to treat all Annuity Payments we make after that as annuity payments (and not withdrawals) for tax purposes.

Under PRIME Benefits, the Owner controls:

•	when to exercise a benefit,

•	which benefit(s) to exercise, and

•	the amount of the GPWB Payment (subject to the GPWB Maximum) and Excess Withdrawals from the portion of the Contract that is in the Accumulation Phase.

GPWB Payments

In order to begin receiving GPWB Payments, you must submit a GPWB Payment election form to our Service Center after the expiration of the seven-year waiting period and within 30 days following a Contract Anniversary. GPWB Payments do not begin until your request has been received at our Service Center and determined to be in good order.

If you exercise GPWB, we make GPWB Payments based on the percentage of the initial PB Value you select, subject to the maximum allowable payment (GPWB Maximum). If you exercise GPWB, you can receive up to:

•	10% of the PB Value under Traditional PRIME Benefit,

•	10% of the PB Value under Enhanced PRIME Benefit, if the 3% AIA or MAV applies, or

•	5% of the PB Value under Enhanced PRIME Benefit, if the 7% AIA applies.

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Once you choose the percentage of GPWB value you want to receive, you cannot change it. Therefore, under a Qualified Contract that is subject to a minimum distribution requirement, once you select your GPWB Payment percentage you cannot adjust your GPWB Payment to meet your required minimum distribution needs.

Although GPWB Payments are partial withdrawals, they are not subject to the withdrawal charge. However, withdrawal charges apply to any Excess Withdrawals you take in the first seven years after you exercise GPWB. In addition, if you take an Excess Withdrawal, the amount withdrawn reduces:

•	the Contract Value,

•	the PB Value (which determines the amount available for future GPWB Payments and/or future GMIB Payments), and

•	the GMDB value.

Excess Withdrawals do not affect the GPWB Payment amount or frequency, but may decrease the time over which you receive GPWB Payments. If you take no Excess Withdrawals while the GPWB is in effect, we pay the PB value to you:

•	within ten years, under Traditional PRIME Benefit if you take the maximum allowable payment each year.

•	within ten years, if you elect the 10% payment option under Enhanced PRIME Benefit and take the maximum allowable payment each year.

•	within 20 years, if you elect the 5% payment option under Enhanced PRIME Benefit and take the maximum allowable payment each year (assuming no step ups).

We deduct each GPWB Payment proportionately from the Investment Choices. We continue to allocate the Contract Value among the Investment Choices according to your instructions while GPWB is in effect. You can also continue to make transfers between the Investment Options (subject to certain restrictions) while GPWB is in effect.

You can continue to receive GPWB Payments until the PB Value is exhausted or GPWB ends, even if you have no remaining Contract Value. If there is Contract Value remaining after you exhaust the PB Value, you can:

•	receive a lump sum payment of the entire remaining Contract Value (less any withdrawal charges and any deduction we make for premium taxes), the Accumulation Phase and the Contract ends; or

•	request Traditional Annuity Payments under a Full Annuitization based on the entire remaining Contract Value (less any deduction we make for premium taxes).

We send you notice at least 30 days before the last GPWB Payment date to ask for your instructions. If we do not receive any instructions from you by the date we make the last GPWB Payment, we pay you the entire remaining Contract Value (less any withdrawal charges and any deductions we make for premium tax) in a lump sum, the Accumulation Phase and the Contract ends.*

*	If you took a Partial Annuitization, those portions of the Contract continue and we continue to make Annuity Payments as provided for in the selected Annuity Option.

Taxation of GPWB Payments

GPWB Payments are considered withdrawals for tax purposes. This means that for Non-Qualified Contracts, Contract gains from the entire Contract are considered distributed first and are subject to ordinary income tax. Purchase Payments are distributed after gains have been paid out and are generally considered to be a return of your investment and are not subject to income tax. For Qualified Contracts, the entire GPWB Payment is most likely subject to ordinary income tax. In addition, GPWB Payments may be subject to premium taxes and, if any Owner is younger than age 59½, may also be subject to a 10% federal penalty tax. GPWB Payments are not subject to a withdrawal charge.

When GPWB Ends

GPWB ends upon the earliest of the following.

•	The Business Day you take an Excess Withdrawal of the entire Contract Value.

•	The Business Day that the PB Value and Contract Value are both zero.

•	The Business Day before the Income Date that you take a Full Annuitization.

•	When the Contract ends.

•	The death of any Owner (unless the deceased Owner’s spouse continues the Contract as the new Owner).

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GMIB Payments

The annuity income protection provided by GMIB applies only under the following circumstances.

•	Your Income Date must be within 30 days following a Contract Anniversary, beginning with seventh Contract Anniversary.

•	GMIB Payments can only be made as fixed payments, regardless of the Annuity Option* you select.

•	Annuity Option 6* is only available if the PB Value is the MAV and the duration of the period certain must be at least ten years.

•	If the PB Value is the 7% AIA, your available Annuity Options* are restricted to Annuity Option 2 or 4 and the duration of the period certain must be at least ten years.

•	We base all GMIB Payments on an interest rate of 1% per year if the PB Value is the MAV and you select Annuity Option 6, or if the PB value is the 7% AIA.

*	For more information, see prospectus section 3, The Annuity Phase – Annuity Options.

In order to begin receiving monthly GMIB Payments, you must submit an income option election form to our Service Center after the expiration of the seven-year waiting period and within 30 days following a Contract Anniversary. GMIB Payments begin after your request has been received at our Service Center and is determined to be in good order. We make GMIB Payments to you beginning on the 30th day after your Contract Anniversary. If the scheduled GMIB Payment date does not fall on a Business Day, we make payment to you on the next Business Day.

Under GMIB, you can take either a Full Annuitization, before you exercise GPWB, or you can take Partial Annuitization(s) if the PB Value is greater than the Contract Value. Any GMIB Partial Annuitization reduces the Contract Value and GMDB value proportionately by the percentage of PB Value you apply to GMIB. If you take a Partial Annuitization, you cannot:

•	transfer any amounts you allocated to GMIB Payments back to any portion of the Contract in the Accumulation Phase;

•	transfer amounts from one Annuity Payment stream to another; or

•	allocate additional PB Value (or Contract Value) to an existing stream of Annuity Payments.

If you purchased this Contract under a qualified plan that is subject to minimum distribution requirement and you do not exercise GMIB on or before the date required minimum distribution payments must begin under the qualified plan, the Owner or Beneficiary may not be able to exercise the GMIB due to the restrictions imposed by the minimum distribution requirements.

Amount Used to Calculate GMIB Payments

GMIB guarantees that the GMIB Payments are equal to the guaranteed fixed payout rates applied to the PB Value. There may be situations where the PB Value is greater than the Contract Value, but the GMIB Payments are less than fixed Traditional Annuity Payments based on the Contract Value. This may occur because the guaranteed fixed payout rates available with GMIB may be less than the current fixed payout rates that are otherwise available under Traditional Annuity Payments. We base your Annuity Payments on whichever amount (PB Value or Contract Value) produces the greatest payment. However, if we use the Contract Value and the current fixed payout rates to calculate Traditional Annuity Payments, you will have incurred higher Contract expenses without receiving any explicit benefit from the GMIB.

While the 7% AIA may be larger than the 3% AIA and/or MAV, it may produce a lower GMIB Payment because under the 7% AIA you have fewer available Annuity Options and guaranteed fixed payout rates are lower.

If the GMIB Payment available under the 7% AIA is always less than the GMIB Payment available under the 3% AIA or MAV, we base GMIB Payments on the amount that produces the largest payment. However, it is possible that the GMIB Payments under the 7% AIA may be more or less than the GMIB Payments available under the 3% AIA and/or MAV depending on the Annuity Option you select. In these instances, we allow you to select the amount we use to calculate GMIB Payments and the Annuity Option that you feel is most appropriate.

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Taxation of GMIB Payments

If you take a GMIB Partial Annuitization, GMIB Payments are considered withdrawals and not annuity payments for tax purposes. This means that for tax purposes, any Contract earnings in the entire Contract are considered to be distributed before Purchase Payments and may be subject to ordinary income tax and a 10% federal penalty tax. For Non-Qualified Contracts, gains are generally subject to ordinary income tax and Purchase Payments are not. For Qualified Contracts, the entire GMIB Payment under a Partial Annuitization is most likely subject to ordinary income taxes. For more information on Partial Annuitizations, please see prospectus section 3, The Annuity Phase – Partial Annuitization.

If you take a Full Annuitization under GMIB, GMIB Payments are considered annuity payments for tax purposes. If you take a GMIB Partial Annuitization, GMIB Payments are considered annuity payments (and not withdrawals) for tax purposes only after the Income Date on which you have applied the entire remaining Contract Value to Annuity Payments under the GMIB and/or Traditional Annuity Payments, that is, the Income Date after the Contract has been fully annuitized. For Non-Qualified Contracts that have been fully annuitized, a portion of each payment may be treated as gains that are subject to tax as ordinary income, and the remaining portion of the payment is considered to be a return of your investment and not subject to income tax. Once we have paid out all of your Purchase Payments, however, the full amount of each GMIB Payment is subject to tax as ordinary income. For Qualified Contracts, the entire GMIB Payment is most likely subject to tax as ordinary income. Once you apply the entire Contract Value to Annuity Payments, GMIB Payments generally are not subject to the 10% federal penalty tax.

When GMIB Ends

If you have not exercised GMIB, it ends upon the earliest of the following.

•	The Business Day that the PB Value and Contract Value are both zero.

•	The Business Day before the Income Date you take a Full Annuitization and request Traditional Annuity Payments.

•	When the Contract ends.

•	The death of any Owner (unless the deceased Owner’s spouse continues the Contract as the new Owner).

If you exercise GMIB, each portion of the Contract that you apply to GMIB Payments ends upon the earliest of the following.

•	Under Annuity Options 1 and 3, the death of the last surviving Annuitant.

•	Under Annuity Options 2 and 4, the death of the last surviving Annuitant and expiration of the guaranteed period.*

•	Under Annuity Option 5, the death of the Annuitant and payment of any lump sum refund.

•	Under Annuity Option 6, the expiration of the specified period certain.

•	When the Contract ends.

*	If we make a lump sum payment of the remaining guaranteed GMIB Payments at the death of the last surviving Annuitant, this portion of the Contract ends upon payment of the lump sum.

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Separate Account Annual Expenses for May 2003 Contracts

The Separate Account annual expenses for May 2003 Contracts without PRIME Benefits during the Accumulation Phase are the same as the expenses for May 2006 Base Contracts. The Separate Account annual expenses for May 2003 Contracts with Enhanced PRIME Benefit during the Accumulation Phase are the same as the current charges for May 2006 Contracts with PRIME Plus Benefit.

The Separate Account annual expenses for May 2003 Contracts with Traditional PRIME Benefit during the Accumulation Phase are as follows:

Separate Account Annual Expenses(1)

(as a percentage of average daily assets invested in a subaccount on an annual basis)

	May 2003 Contracts with Traditional PRIME Benefit
	M&E Charges	Admin.Charge	Total
Traditional GMDB	1.55%	0.15%	1.70%
Enhanced GMDB	1.80%	0.15%	1.95%
Earnings Protection GMDB	1.85%	0.15%	2.00%
(1)	Some or all of the guaranteed benefits may not be available in all states; check with your Financial Professional.

The Separate Account annual expenses for May 2003 Contracts during the Annuity Phase are the same as the charges for May 2006 Contracts.

For more information on the expenses and charges of May 2006 Contracts, please see the Fee Tables in the prospectus.

INFORMATION ON CONTRACTS THAT WERE OFFERED BEFORE APRIL 29, 2005

Before April 29, 2005, we offered Contracts that allowed the Owner to take money out of the Contract (take a liquidation) during the Annuity Phase if the Owner elected to have us make variable Annuity Payments under Annuity Options 2, 4, or 6. These liquidations were subject to an additional charge. These Contracts are no longer offered for sale.

Liquidations under Annuity Option 2 (life annuity with monthly payments over 5, 10, 15 or 20 years guaranteed). During the lifetime of the Annuitant, and while the number of variable Traditional Annuity Payments made is less than the guaranteed number of payments elected, you may request a partial withdrawal (partial liquidation) of up to 75% of the total liquidation value, less any previously liquidated amounts. The total liquidation value is equal to the present value of the remaining guaranteed variable Traditional Annuity Payments, to the end of the guaranteed period, using the selected AIR as the interest rate for the present value calculation, less a commutation fee, or as set forth in your Contract. The minimum amount that you can liquidate is $500, or the remaining portion of the total liquidation value available (whichever is less). We subtract a commutation fee from the amount liquidated before we pay you the proceeds. We process partial liquidations within seven days after your written request is received in good order at our Service Center. After a partial liquidation, we reduce the subsequent monthly variable Traditional Annuity Payments during the remaining guaranteed period by the percentage of liquidation value withdrawn, including the commutation fee. After we have made the guaranteed number of variable Traditional Annuity Payments, we restore the number of Annuity Units used in calculating the monthly variable Traditional Annuity Payments to their original values as if no liquidations had taken place.

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Liquidations under Annuity Option 4 (joint and last survivor with monthly payments over 5, 10, 15 or 20 years guaranteed). While either the Annuitant or joint Annuitant is alive and the number of variable Traditional Annuity Payments we have made is less than the guaranteed number of payments elected, you may request a partial withdrawal (partial liquidation) of up to 75% of the total liquidation value, less any previously liquidated amounts. The total liquidation value is equal to the present value of the remaining guaranteed variable Traditional Annuity Payments, to the end of the guaranteed period, using the selected AIR as the interest rate for the present value calculation, less a commutation fee, or as set forth in your Contract. The minimum amount that you can liquidate is $500, or the remaining portion of the total liquidation value available (whichever is less). We subtract a commutation fee from the amount liquidated before we pay you the proceeds. We process partial liquidations within seven days after your written request is received in good order at our Service Center. After a partial liquidation, we reduce the subsequent monthly variable Traditional Annuity Payments during the remaining guaranteed period by the percentage of liquidation value withdrawn, including the commutation fee. After we have made the guaranteed number of variable Traditional Annuity Payments, we restore the number of Annuity Units used in calculating the monthly variable Traditional Annuity Payments to their original values as if no liquidations had taken place.

Liquidations under Annuity Option 6 (specified period certain annuity). If you requested variable Traditional Annuity Payments, you may take a withdrawal (liquidation) at least once each Contract Year of up to 100% of the total liquidation value in the Contract. We subtract a withdrawal charge from the amount liquidated before we pay you the proceeds. We process partial liquidations within seven days after your written request is received in good order at our Service Center. After a partial liquidation, we reduce the subsequent monthly variable Traditional Annuity Payments during the remaining period certain by the percentage of liquidation value withdrawn, including the withdrawal charge.

Commutation fee/withdrawal charge for liquidations under Annuity Options 2, 4, or 6. If you request variable Traditional Annuity Payments under Annuity Options 2, 4 or 6 and take a liquidation, we may assess a commutation fee or withdrawal charge.

For Annuity Options 2 and 4, the commutation fee as a percentage of the amount liquidated is equal to:

Number of Complete Years Since Income Date	Charge
0	5%
1	4%
2	3%
3	2%
4 years or more	1%
In states where variable Traditional Annuity Payments are available under Annuity Option 6, the withdrawal charge as a percentage of the amount liquidated is equal to:

Number of Complete Contract Years Since Receipt of Purchase Payment	Charge
0	7%
1	6%
2	5%
3	4%
4	3%
5	2%
6 Contract years or more	0%
We assess the commutation fee and/or the withdrawal charge to cover distribution expense and lost revenue, as well as internal costs incurred in conjunction with the liquidation.

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INFORMATION ON ORIGINAL CONTRACTS

Original Contracts were first offered in January 2000 and were replaced by May 2003 Contracts. Original Contracts are no longer offered for sale, but Owners of these Contracts can still make additional Purchase Payments. Therefore, we are including information on these Contracts in this SAI.

Original Contracts automatically provided a Traditional GMIB for no additional charge and the Traditional GMIB value under these Contracts is calculated in the same manner as the PB Value under the Traditional PRIME Benefit for May 2003 Contracts. The Enhanced GMIB was available for an additional mortality and expense risk (M&E) charge if all Owners were 79 or younger on the Issue Date and the Enhanced GMIB value was equal to the greater of:

•	the Maximum Anniversary Value (MAV) before the older Owner’s 81st birthday, adjusted for subsequent partial withdrawals and subsequent Purchase Payments; or

•	the Annual Increase Amount (AIA) before the older Owner’s 81st birthday, adjusted for subsequent partial withdrawals and subsequent Purchase Payments.

The MAV for Original Contracts is calculated in the same manner as the MAV under PRIME Plus Benefit for May 2006 Contracts. The 5% AIA for Original Contracts is also calculated in the same manner as it is under May 2006 Contracts with PRIME Plus Benefit, on each Business Day other than a Contract Anniversary and on each Contract Anniversary that occurs on or after the older Owner’s 81st birthday. However, the 5% AIA on each Contract Anniversary before the older Owner’s 81st birthday for Original Contracts is calculated by taking its value on the immediately preceding Business Day increased by 5%. We then process any transactions we received on that Contract Anniversary (such as additional Purchase Payments, withdrawals and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary. There is no limit on the 5% AIA for Original Contracts. For details on how the Traditional GMIB and Enhanced GMIB values are calculated, please see the discussion earlier in this SAI.

GPWBs were not available under Original Contracts.

The death benefits available under Original Contracts were the same as what is available under May 2006 Contracts. However, on Original Contracts, the AIA under Enhanced GMDB is calculated in the same manner as it is for Original Contracts with Enhanced GMIB, and there is no limit on the AIA. The Earnings Protection GMDB value for Original Contracts is calculated in the same manner as it is for May 2006 Contracts, except that the “CV Plus” is calculated as follows:

The CV Plus

•	If all Owners were age 69 or younger on the Issue Date, 40% of the lesser of (a) or (b), or

•	If the older Owner was age 70 or older on the Issue Date, 25% of the lesser of (a) or (b), where:

(a)
is the Contract Value determined as of the end of the Business Day during which both due proof of death and an election of the death benefit payment option have been received at our Service Center; and

(b)	is the total Purchase Payments.

For more details on the death benefits, please see prospectus section 11, Death Benefit.

The charges for Original Contracts differ from the charges of the May 2006 Contracts as follows:

Separate Account Annual Expenses During the Accumulation Phase (as a percentage of average daily assets invested in a subaccount on an annual basis)
	Charges for Original Contracts with Traditional GMIB			Charges for Original Contracts with Enhanced GMIB
	M&E Charges	Admin. Charge	Total	M&E Charges	Admin. Charge	Total
Traditional GMDB	1.25%	0.15%	1.40%	1.55%	0.15%	1.70%
Enhanced GMDB	1.55%	0.15%	1.70%	1.75%	0.15%	1.90%
Earnings Protection GMDB	1.45%	0.15%	1.60%	1.75%	0.15%	1.90%

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During the Annuity Phase, if you request variable Annuity Payments, the Separate Account annual expenses are equal on an annual basis to 1.40%. This expense is equal to the lowest charge because we do not pay a death benefit separate from the benefits provided by the Annuity Option if the Annuitant dies during the Annuity Phase.

Withdrawal Charge – during the Accumulation Phase* (as a percentage of each Purchase Payment withdrawn)		Withdrawal Charge – during the Annuity Phase** (as a percentage of amount liquidated under Annuity Option 6)

Number of Complete Contract Years Since Receipt of Purchase Payment	Charge	Number of Complete Contract Years Since Receipt of Purchase Payment	Charge
0	7%	0	7%
1	6%	1	6%
2	5%	2	5%
3	4%	3	4%
4	3%	4	3%
5 years or more	0%	5 years or more	0%
*
Each year, on a cumulative basis (less any withdrawals taken in the current Contract Year that were not subject to a withdrawal charge), you may take partial withdrawals that when added together do not exceed 10% of total Purchase Payments and we do not assess a withdrawal charge. For more details and additional information on other penalty-free withdrawal options please see the discussion of the partial withdrawal privilege and other information that appears in the prospectus section 9, Access to Your Money.

**	May not be applicable in all states.

For more details on the other charges of Original Contracts, please see the Fee Tables and section 7, Expenses in the prospectus.

FINANCIAL STATEMENTS

The audited consolidated financial statements of Allianz Life as of and for the year ended December 31, 2010 are included in Part C of the Registration Statement and are incorporated herein by reference. The financial statements should be considered only as bearing upon the ability of Allianz Life to meet its obligations under the Contracts. The audited financial statements of the Separate Account as of and for the year ended December 31, 2010 are also included in Part C of the Registration Statement and are incorporated herein by reference.

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APPENDIX – CONDENSED FINANCIAL INFORMATION

The consolidated financial statements of Allianz Life Insurance Company of North America and the financial statements of Allianz Life Variable Account B are included in Part C of the Registration Statement.

Accumulation Unit value (AUV) information corresponding to the highest and lowest combination of charges for May 2006 Contracts is found in Appendix A to the prospectus. AUV information listing the additional combinations of charges for all other older Contracts no longer offered is found below.

This information should be read in conjunction with the financial statements and related notes of the Separate Account included in Part C of the Registration Statement.

Key to Benefit Option*		Separate Account Annual Expenses(1)
ALE 1	Allianz Alterity – Original Contract with Enhanced GMDB and Enhanced GMIB	1.90%
ALE 3	Allianz Alterity – May 2006 Base and May 2003 Contract with Enhanced GMDB	1.80%
ALE 4	Allianz Alterity – May 2003 Contract with Enhanced GMDB and Traditional PRIME Benefit	1.95%
ALE 5	Allianz Alterity – May 2003 Contract with Enhanced GMDB and Enhanced PRIME Benefit	2.40%
ALO 1	Allianz Alterity – Original Contract with Traditional GMDB and Enhanced GMIB and Original Contract with Enhanced GMDB and Traditional GMIB	1.70%
ALO 2	Allianz Alterity – Original Contract with Earnings Protection GMDB and Enhanced GMIB	1.90%
ALO 3	Allianz Alterity – May 2006 Base and May 2003 Contract with Earnings Protection GMDB	1.80%
ALO 4	Allianz Alterity – May 2003 Contract with Earnings Protection GMDB and Traditional PRIME Benefit	2.00%
ALT 1	Allianz Alterity – Original Contract with Traditional GMDB and Traditional GMIB	1.40%
ALT 2	Allianz Alterity – Original Contract with Earnings Protection GMDB and Traditional GMIB	1.60%
ALT 4	Allianz Alterity – May 2003 Contract with Traditional GMDB and Traditional PRIME Benefit	1.70%
ALT 5	Allianz Alterity – May 2003 Contract with Traditional GMDB and Enhanced PRIME Benefit and May 2006 Contract with Traditional GMDB and PRIME Plus Benefit	2.20%
(1)
The Separate Account annual expenses for a May 2003 Contract with Traditional GMDB and No PRIME Benefit (1.50%) and a May 2003 Contract with Earnings Protection GMDB and Enhanced PRIME Benefit (2.45%) are the same as the expenses for May 2006 Contracts, therefore the AUV information is included in the prospectus.

The following Investment Options commenced operations under this Contract after December 31, 2010. Therefore, no AUV information is shown for them: Fidelity VIP FundsManager 50% Portfolio; Fidelity VIP FundsManager 60% Portfolio; PIMCO VIT Global Advantage Strategy Bond Portfolio; PIMCO VIT Unconstrained Bond Portfolio.

(Number of Accumulation Units in thousands)

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
AZL Balanced Index Strategy Fund
ALE 1  1.90%
                      12/31/2009              N/A              10.025 54
                      12/31/2010              10.025              10.869 76
ALE 3  1.80%
                      12/31/2009              N/A              10.027 0
                      12/31/2010              10.027              10.882 19
ALE 4  1.95%
                      12/31/2009              N/A              10.024 0
                      12/31/2010              10.024              10.863 0
ALE 5  2.40%
                      12/31/2009              N/A              10.015 55
                      12/31/2010              10.015              10.804 197

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALO 1 1.70%
                      12/31/2009              N/A              10.029 14
                      12/31/2010              10.029              10.895 19
ALO 2  1.90%
                      12/31/2009              N/A              10.025 0
                      12/31/2010              10.025              10.869 12
ALO 3  1.80%
                      12/31/2009              N/A              10.027 0
                      12/31/2010              10.027              10.882 0
ALO 4  2.00%
                      12/31/2009              N/A              10.023 0
                      12/31/2010              10.023              10.856 0
ALT 1  1.40%
                      12/31/2009              N/A              10.035 0
                      12/31/2010              10.035              10.934 0

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Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALT 2  1.60%
                      12/31/2009              N/A              10.031 0
                      12/31/2010              10.031              10.908 0
ALT 4  1.70%
                      12/31/2009              N/A              10.029 0
                      12/31/2010              10.029              10.895 5
ALT 5  2.20%
                      12/31/2009              N/A              10.019 182
                      12/31/2010              10.019              10.830 246
AZL Franklin Templeton Founding Strategy Plus Fund
ALE 1  1.90%
                      12/31/2009              N/A              10.208 5
                      12/31/2010              10.208              11.020 17
ALE 3  1.80%
                      12/31/2009              N/A              10.210 1
                      12/31/2010              10.210              11.033 5
ALE 4  1.95%
                      12/31/2009              N/A              10.207 0
                      12/31/2010              10.207              11.013 0
ALE 5  2.40%
                      12/31/2009              N/A              10.198 8
                      12/31/2010              10.198              10.954 70
ALO 1 1.70%
                      12/31/2009              N/A              10.212 4
                      12/31/2010              10.212              11.046 18
ALO 2  1.90%
                      12/31/2009              N/A              10.208 0
                      12/31/2010              10.208              11.020 0
ALO 3  1.80%
                      12/31/2009              N/A              10.210 0
                      12/31/2010              10.210              11.033 0
ALO 4  2.00%
                      12/31/2009              N/A              10.206 0
                      12/31/2010              10.206              11.006 0
ALT 1  1.40%
                      12/31/2009              N/A              10.218 0
                      12/31/2010              10.218              11.085 0
                      12/31/2009              N/A              10.214 0
                      12/31/2010              10.214              11.059 0
ALT 4  1.70%
                      12/31/2009              N/A              10.212 0
                      12/31/2010              10.212              11.046 0
ALT 5  2.20%
                      12/31/2009              N/A              10.202 15
                      12/31/2010              10.202              10.980 67
AZL Fusion Balanced Fund
ALE 1  1.90%
                      12/31/2005              N/A              10.594 203
                      12/31/2006              10.594              11.381 1207
                      12/31/2007              11.381              11.960 957
                      12/31/2008              11.960              8.514 967
                      12/31/2009              8.514              10.586 1220
                      12/31/2010              10.586              11.536 1107

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALE 3  1.80%
                      12/31/2005              N/A              10.601 38
                      12/31/2006              10.601              11.400 83
                      12/31/2007              11.400              11.992 147
                      12/31/2008              11.992              8.546 120
                      12/31/2009              8.546              10.635 116
                      12/31/2010              10.635              11.602 148
ALE 4  1.95%
                      12/31/2005              N/A              10.590 3
                      12/31/2006              10.590              11.372 19
                      12/31/2007              11.372              11.944 27
                      12/31/2008              11.944              8.499 21
                      12/31/2009              8.499              10.561 22
                      12/31/2010              10.561              11.503 39
ALE 5  2.40%
                      12/31/2005              N/A              10.559 695
                      12/31/2006              10.559              11.287 1460
                      12/31/2007              11.287              11.802 1878
                      12/31/2008              11.802              8.359 2256
                      12/31/2009              8.359              10.341 2615
                      12/31/2010              10.341              11.213 2693
ALO 1 1.70%
                      12/31/2005              N/A              10.608 66
                      12/31/2006              10.608              11.419 264
                      12/31/2007              11.419              12.025 276
                      12/31/2008              12.025              8.577 491
                      12/31/2009              8.577              10.685 577
                      12/31/2010              10.685              11.668 427
ALO 2  1.90%
                      12/31/2005              N/A              10.594 33
                      12/31/2006              10.594              11.381 65
                      12/31/2007              11.381              11.960 89
                      12/31/2008              11.960              8.514 78
                      12/31/2009              8.514              10.586 86
                      12/31/2010              10.586              11.536 170
ALO 3  1.80%
                      12/31/2005              N/A              10.601 3
                      12/31/2006              10.601              11.400 4
                      12/31/2007              11.400              11.992 25
                      12/31/2008              11.992              8.546 10
                      12/31/2009              8.546              10.635 9
                      12/31/2010              10.635              11.602 9
ALO 4  2.00%
                      12/31/2005              N/A              10.587 0
                      12/31/2006              10.587              11.362 0
                      12/31/2007              11.362              11.929 0
                      12/31/2008              11.929              8.483 0
                      12/31/2009              8.483              10.536 0
                      12/31/2010              10.536              11.471 0
ALT 1  1.40%
                      12/31/2005              N/A              10.630 37
                      12/31/2006              10.630              11.477 56
                      12/31/2007              11.477              12.121 94
                      12/31/2008              12.121              8.672 76
                      12/31/2009              8.672              10.836 71
                      12/31/2010              10.836              11.868 35

The Allianz Alterity® Variable Annuity Contract SAI – May 1, 2011
Appendix

21

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALT 2  1.60%
                      12/31/2005              N/A              10.615 0
                      12/31/2006              10.615              11.439 0
                      12/31/2007              11.439              12.057 0
                      12/31/2008              12.057              8.609 0
                      12/31/2009              8.609              10.735 0
                      12/31/2010              10.735              11.734 0
ALT 4  1.70%
                      12/31/2005              N/A              10.608 210
                      12/31/2006              10.608              11.419 255
                      12/31/2007              11.419              12.025 266
                      12/31/2008              12.025              8.577 113
                      12/31/2009              8.577              10.685 110
                      12/31/2010              10.685              11.668 92
ALT 5  2.20%
                      12/31/2005              N/A              10.573 681
                      12/31/2006              10.573              11.325 1766
                      12/31/2007              11.325              11.865 2214
                      12/31/2008              11.865              8.421 3338
                      12/31/2009              8.421              10.438 3678
                      12/31/2010              10.438              11.341 3866
AZL Fusion Conservative Fund
ALE 1  1.90%
                      12/31/2009              N/A              10.144 2
                      12/31/2010              10.144              11.044 121
ALE 3  1.80%
                      12/31/2009              N/A              10.146 0
                      12/31/2010              10.146              11.058 3
ALE 4  1.95%
                      12/31/2009              N/A              10.143 0
                      12/31/2010              10.143              11.038 0
ALE 5  2.40%
                      12/31/2009              N/A              10.134 5
                      12/31/2010              10.134              10.979 396
ALO 1 1.70%
                      12/31/2009              N/A              10.148 0
                      12/31/2010              10.148              11.071 95
ALO 2  1.90%
                      12/31/2009              N/A              10.144 2
                      12/31/2010              10.144              11.044 2
ALO 3  1.80%
                      12/31/2009              N/A              10.146 0
                      12/31/2010              10.146              11.058 4
ALO 4  2.00%
                      12/31/2009              N/A              10.142 0
                      12/31/2010              10.142              11.031 0
ALT 1  1.40%
                      12/31/2009              N/A              10.154 0
                      12/31/2010              10.154              11.111 2
ALT 2  1.60%
                      12/31/2009              N/A              10.150 0
                      12/31/2010              10.150              11.084 0
ALT 4  1.70%
                      12/31/2009              N/A              10.148 1
                      12/31/2010              10.148              11.071 11
ALT 5  2.20%
                      12/31/2009              N/A              10.138 71
                      12/31/2010              10.138              11.005 257

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
AZL Fusion Moderate Fund
ALE 1  1.90%
                      12/31/2005              N/A              10.772 1370
                      12/31/2006              10.772              11.702 2008
                      12/31/2007              11.702              12.231 1890
                      12/31/2008              12.231              8.070 2067
                      12/31/2009              8.070              10.247 1946
                      12/31/2010              10.247              11.235 1671
ALE 3  1.80%
                      12/31/2005              N/A              10.779 37
                      12/31/2006              10.779              11.721 90
                      12/31/2007              11.721              12.264 119
                      12/31/2008              12.264              8.099 112
                      12/31/2009              8.099              10.295 106
                      12/31/2010              10.295              11.299 98
ALE 4  1.95%
                      12/31/2005              N/A              10.768 17
                      12/31/2006              10.768              11.692 61
                      12/31/2007              11.692              12.215 47
                      12/31/2008              12.215              8.055 47
                      12/31/2009              8.055              10.223 41
                      12/31/2010              10.223              11.203 39
ALE 5  2.40%
                      12/31/2005              N/A              10.736 2465
                      12/31/2006              10.736              11.604 4727
                      12/31/2007              11.604              12.069 5581
                      12/31/2008              12.069              7.923 5359
                      12/31/2009              7.923              10.011 5641
                      12/31/2010              10.011              10.921 5786
ALO 1 1.70%
                      12/31/2005              N/A              10.786 316
                      12/31/2006              10.786              11.741 529
                      12/31/2007              11.741              12.297 533
                      12/31/2008              12.297              8.129 330
                      12/31/2009              8.129              10.344 338
                      12/31/2010              10.344              11.364 350
ALO 2  1.90%
                      12/31/2005              N/A              10.772 52
                      12/31/2006              10.772              11.702 149
                      12/31/2007              11.702              12.231 132
                      12/31/2008              12.231              8.070 92
                      12/31/2009              8.070              10.247 89
                      12/31/2010              10.247              11.235 93
ALO 3  1.80%
                      12/31/2005              N/A              10.779 5
                      12/31/2006              10.779              11.721 26
                      12/31/2007              11.721              12.264 44
                      12/31/2008              12.264              8.099 128
                      12/31/2009              8.099              10.295 123
                      12/31/2010              10.295              11.299 128
ALO 4  2.00%
                      12/31/2005              N/A              10.765 6
                      12/31/2006              10.765              11.682 12
                      12/31/2007              11.682              12.199 12
                      12/31/2008              12.199              8.040 12
                      12/31/2009              8.040              10.200 5
                      12/31/2010              10.200              11.172 4

The Allianz Alterity® Variable Annuity Contract SAI – May 1, 2011
Appendix

22

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALT 1  1.40%
                      12/31/2005              N/A              10.808 33
                      12/31/2006              10.808              11.800 74
                      12/31/2007              11.800              12.396 93
                      12/31/2008              12.396              8.219 54
                      12/31/2009              8.219              10.490 51
                      12/31/2010              10.490              11.559 51
ALT 2  1.60%
                      12/31/2005              N/A              10.793 0
                      12/31/2006              10.793              11.760 0
                      12/31/2007              11.760              12.330 0
                      12/31/2008              12.330              8.159 0
                      12/31/2009              8.159              10.392 0
                      12/31/2010              10.392              11.428 0
ALT 4  1.70%
                      12/31/2005              N/A              10.786 171
                      12/31/2006              10.786              11.741 217
                      12/31/2007              11.741              12.297 188
                      12/31/2008              12.297              8.129 131
                      12/31/2009              8.129              10.344 141
                      12/31/2010              10.344              11.364 123
ALT 5  2.20%
                      12/31/2005              N/A              10.750 2618
                      12/31/2006              10.750              11.643 5316
                      12/31/2007              11.643              12.133 6671
                      12/31/2008              12.133              7.981 6983
                      12/31/2009              7.981              10.105 7164
                      12/31/2010              10.105              11.046 7066
AZL Gateway Fund
ALE 1  1.90%
                      12/31/2010              N/A              10.068 4
ALE 3  1.80%
                      12/31/2010              N/A              10.075 1
ALE 4  1.95%
                      12/31/2010              N/A              10.065 0
ALE 5  2.40%
                      12/31/2010              N/A              10.034 28
ALO 1 1.70%
                      12/31/2010              N/A              10.082 1
ALO 2  1.90%
                      12/31/2010              N/A              10.068 1
ALO 3  1.80%
                      12/31/2010              N/A              10.075 0
ALO 4  2.00%
                      12/31/2010              N/A              10.061 0
ALT 1  1.40%
                      12/31/2010              N/A              10.102 0
ALT 2  1.60%
                      12/31/2010              N/A              10.089 0
ALT 4  1.70%
                      12/31/2010              N/A              10.082 3
ALT 5  2.20%
                      12/31/2010              N/A              10.048 21

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
AZL Growth Index Strategy Fund
ALE 1  1.90%
                      12/31/2009              N/A              10.057 127
                      12/31/2010              10.057              11.192 150
ALE 3  1.80%
                      12/31/2009              N/A              10.059 8
                      12/31/2010              10.059              11.205 6
ALE 4  1.95%
                      12/31/2009              N/A              10.056 0
                      12/31/2010              10.056              11.185 0
ALE 5  2.40%
                      12/31/2009              N/A              10.047 317
                      12/31/2010              10.047              11.125 315
ALO 1 1.70%
                      12/31/2009              N/A              10.061 43
                      12/31/2010              10.061              11.219 29
ALO 2  1.90%
                      12/31/2009              N/A              10.057 4
                      12/31/2010              10.057              11.192 12
ALO 3  1.80%
                      12/31/2009              N/A              10.059 7
                      12/31/2010              10.059              11.205 7
ALO 4  2.00%
                      12/31/2009              N/A              10.055 0
                      12/31/2010              10.055              11.179 0
ALT 1  1.40%
                      12/31/2009              N/A              10.067 0
                      12/31/2010              10.067              11.259 0
ALT 2  1.60%
                      12/31/2009              N/A              10.063 0
                      12/31/2010              10.063              11.232 0
ALT 4  1.70%
                      12/31/2009              N/A              10.061 0
                      12/31/2010              10.061              11.219 2
ALT 5  2.20%
                      12/31/2009              N/A              10.051 520
                      12/31/2010              10.051              11.152 487
AZL Invesco Equity and Income Fund
ALE 1  1.90%
                      12/31/2004              N/A              10.774 611
                      12/31/2005              10.774              11.285 903
                      12/31/2006              11.285              12.460 1029
                      12/31/2007              12.460              12.599 857
                      12/31/2008              12.599              9.404 551
                      12/31/2009              9.404              11.335 572
                      12/31/2010              11.335              12.428 628
ALE 3  1.80%
                      12/31/2004              N/A              10.781 23
                      12/31/2005              10.781              11.304 42
                      12/31/2006              11.304              12.493 51
                      12/31/2007              12.493              12.645 70
                      12/31/2008              12.645              9.448 53
                      12/31/2009              9.448              11.400 99
                      12/31/2010              11.400              12.511 161

The Allianz Alterity® Variable Annuity Contract SAI – May 1, 2011
Appendix

23

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALE 4  1.95%
                      12/31/2004              N/A              10.770 7
                      12/31/2005              10.770              11.276 24
                      12/31/2006              11.276              12.443 28
                      12/31/2007              12.443              12.575 30
                      12/31/2008              12.575              9.382 21
                      12/31/2009              9.382              11.303 23
                      12/31/2010              11.303              12.387 19
ALE 5  2.40%
                      12/31/2004              N/A              10.738 704
                      12/31/2005              10.738              11.191 1500
                      12/31/2006              11.191              12.295 2089
                      12/31/2007              12.295              12.369 2402
                      12/31/2008              12.369              9.187 2189
                      12/31/2009              9.187              11.018 1865
                      12/31/2010              11.018              12.020 1809
ALO 1 1.70%
                      12/31/2004              N/A              10.788 495
                      12/31/2005              10.788              11.323 638
                      12/31/2006              11.323              12.526 613
                      12/31/2007              12.526              12.691 531
                      12/31/2008              12.691              9.492 375
                      12/31/2009              9.492              11.465 321
                      12/31/2010              11.465              12.595 277
ALO 2  1.90%
                      12/31/2004              N/A              10.774 3
                      12/31/2005              10.774              11.285 22
                      12/31/2006              11.285              12.460 32
                      12/31/2007              12.460              12.599 28
                      12/31/2008              12.599              9.404 43
                      12/31/2009              9.404              11.335 30
                      12/31/2010              11.335              12.428 33
ALO 3  1.80%
                      12/31/2004              N/A              10.781 1
                      12/31/2005              10.781              11.304 1
                      12/31/2006              11.304              12.493 8
                      12/31/2007              12.493              12.645 10
                      12/31/2008              12.645              9.448 14
                      12/31/2009              9.448              11.400 20
                      12/31/2010              11.400              12.511 19
ALO 4  2.00%
                      12/31/2004              N/A              10.767 1
                      12/31/2005              10.767              11.266 1
                      12/31/2006              11.266              12.427 0
                      12/31/2007              12.427              12.552 0
                      12/31/2008              12.552              9.360 0
                      12/31/2009              9.360              11.271 0
                      12/31/2010              11.271              12.345 0
ALT 1  1.40%
                      12/31/2004              N/A              10.810 24
                      12/31/2005              10.810              11.380 36
                      12/31/2006              11.380              12.627 67
                      12/31/2007              12.627              12.832 47
                      12/31/2008              12.832              9.627 16
                      12/31/2009              9.627              11.662 13
                      12/31/2010              11.662              12.850 6

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALT 2  1.60%
                      12/31/2004              N/A              10.795 1
                      12/31/2005              10.795              11.342 2
                      12/31/2006              11.342              12.560 1
                      12/31/2007              12.560              12.738 0
                      12/31/2008              12.738              9.537 0
                      12/31/2009              9.537              11.530 0
                      12/31/2010              11.530              12.679 0
ALT 4  1.70%
                      12/31/2004              N/A              10.788 10
                      12/31/2005              10.788              11.323 41
                      12/31/2006              11.323              12.526 43
                      12/31/2007              12.526              12.691 40
                      12/31/2008              12.691              9.492 37
                      12/31/2009              9.492              11.465 24
                      12/31/2010              11.465              12.595 22
ALT 5  2.20%
                      12/31/2004              N/A              10.752 365
                      12/31/2005              10.752              11.229 890
                      12/31/2006              11.229              12.360 1169
                      12/31/2007              12.360              12.461 1387
                      12/31/2008              12.461              9.273 1562
                      12/31/2009              9.273              11.144 1259
                      12/31/2010              11.144              12.182 1231
AZL Money Market Fund
ALE 1  1.90%
                      12/31/2001              N/A              10.479 375
                      12/31/2002              10.479              10.368 3068
                      12/31/2003              10.368              10.208 2432
                      12/31/2004              10.208              10.083 1767
                      12/31/2005              10.083              10.148 1965
                      12/31/2006              10.148              10.400 2388
                      12/31/2007              10.400              10.693 3449
                      12/31/2008              10.693              10.748 3764
                      12/31/2009              10.748              10.568 2460
                      12/31/2010              10.568              10.370 1817
ALE 3  1.80%
                      12/31/2003              N/A              10.248 18
                      12/31/2004              10.248              10.133 31
                      12/31/2005              10.133              10.208 46
                      12/31/2006              10.208              10.472 117
                      12/31/2007              10.472              10.778 154
                      12/31/2008              10.778              10.844 209
                      12/31/2009              10.844              10.674 184
                      12/31/2010              10.674              10.484 129
ALE 4  1.95%
                      12/31/2003              N/A              10.188 3
                      12/31/2004              10.188              10.058 30
                      12/31/2005              10.058              10.118 31
                      12/31/2006              10.118              10.364 49
                      12/31/2007              10.364              10.651 101
                      12/31/2008              10.651              10.700 162
                      12/31/2009              10.700              10.516 111
                      12/31/2010              10.516              10.314 95

The Allianz Alterity® Variable Annuity Contract SAI – May 1, 2011
Appendix

24

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALE 5  2.40%
                      12/31/2003              N/A              10.010 658
                      12/31/2004              10.010              9.838 1205
                      12/31/2005              9.838              9.852 1915
                      12/31/2006              9.852              10.046 2245
                      12/31/2007              10.046              10.278 3231
                      12/31/2008              10.278              10.279 5580
                      12/31/2009              10.279              10.057 4400
                      12/31/2010              10.057              9.819 3815
ALO 1 1.70%
                      12/31/2001              N/A              10.519 386
                      12/31/2002              10.519              10.429 1929
                      12/31/2003              10.429              10.288 1943
                      12/31/2004              10.288              10.183 1045
                      12/31/2005              10.183              10.269 1087
                      12/31/2006              10.269              10.545 1359
                      12/31/2007              10.545              10.864 1816
                      12/31/2008              10.864              10.941 2202
                      12/31/2009              10.941              10.780 1495
                      12/31/2010              10.780              10.599 913
ALO 2  1.90%
                      12/31/2001              N/A              10.479 3
                      12/31/2002              10.479              10.368 320
                      12/31/2003              10.368              10.208 296
                      12/31/2004              10.208              10.083 178
                      12/31/2005              10.083              10.148 195
                      12/31/2006              10.148              10.400 279
                      12/31/2007              10.400              10.693 285
                      12/31/2008              10.693              10.748 443
                      12/31/2009              10.748              10.568 360
                      12/31/2010              10.568              10.370 225
ALO 3  1.80%
                      12/31/2003              N/A              10.248 6
                      12/31/2004              10.248              10.133 6
                      12/31/2005              10.133              10.208 2
                      12/31/2006              10.208              10.472 87
                      12/31/2007              10.472              10.778 5
                      12/31/2008              10.778              10.844 23
                      12/31/2009              10.844              10.674 25
                      12/31/2010              10.674              10.484 12
ALO 4  2.00%
                      12/31/2003              N/A              10.168 0
                      12/31/2004              10.168              10.033 10
                      12/31/2005              10.033              10.088 1
                      12/31/2006              10.088              10.328 0
                      12/31/2007              10.328              10.609 0
                      12/31/2008              10.609              10.652 8
                      12/31/2009              10.652              10.464 1
                      12/31/2010              10.464              10.258 7

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALT 1  1.40%
                      12/31/2001              N/A              10.580 299
                      12/31/2002              10.580              10.521 714
                      12/31/2003              10.521              10.410 541
                      12/31/2004              10.410              10.334 396
                      12/31/2005              10.334              10.453 378
                      12/31/2006              10.453              10.766 471
                      12/31/2007              10.766              11.125 396
                      12/31/2008              11.125              11.238 436
                      12/31/2009              11.238              11.106 166
                      12/31/2010              11.106              10.952 129
ALT 2  1.60%
                      12/31/2001              N/A              10.539 0
                      12/31/2002              10.539              10.459 9
                      12/31/2003              10.459              10.329 11
                      12/31/2004              10.329              10.233 3
                      12/31/2005              10.233              10.330 23
                      12/31/2006              10.330              10.618 2
                      12/31/2007              10.618              10.950 0
                      12/31/2008              10.950              11.039 0
                      12/31/2009              11.039              10.888 0
                      12/31/2010              10.888              10.716 1
ALT 4  1.70%
                      12/31/2003              N/A              10.288 19
                      12/31/2004              10.288              10.183 90
                      12/31/2005              10.183              10.269 165
                      12/31/2006              10.269              10.545 166
                      12/31/2007              10.545              10.864 170
                      12/31/2008              10.864              10.941 382
                      12/31/2009              10.941              10.780 199
                      12/31/2010              10.780              10.599 113
ALT 5  2.20%
                      12/31/2003              N/A              10.089 369
                      12/31/2004              10.089              9.935 861
                      12/31/2005              9.935              9.969 1505
                      12/31/2006              9.969              10.186 1870
                      12/31/2007              10.186              10.442 2802
                      12/31/2008              10.442              10.464 5845
                      12/31/2009              10.464              10.258 5012
                      12/31/2010              10.258              10.036 4320
BlackRock Global Allocation V.I. Fund
ALE 1  1.90%
                      12/31/2008              N/A              7.893 348
                      12/31/2009              7.893              9.364 970
                      12/31/2010              9.364              10.085 1255
ALE 3  1.80%
                      12/31/2008              N/A              7.898 13
                      12/31/2009              7.898              9.380 196
                      12/31/2010              9.380              10.112 229
ALE 4  1.95%
                      12/31/2008              N/A              7.890 1
                      12/31/2009              7.890              9.356 5
                      12/31/2010              9.356              10.071 8
ALE 5  2.40%
                      12/31/2008              N/A              7.866 784
                      12/31/2009              7.866              9.286 1529
                      12/31/2010              9.286              9.951 1972

The Allianz Alterity® Variable Annuity Contract SAI – May 1, 2011
Appendix

25

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALO 1 1.70%
                      12/31/2008              N/A              7.903 193
                      12/31/2009              7.903              9.396 415
                      12/31/2010              9.396              10.139 463
ALO 2  1.90%
                      12/31/2008              N/A              7.893 14
                      12/31/2009              7.893              9.364 35
                      12/31/2010              9.364              10.085 45
ALO 3  1.80%
                      12/31/2008              N/A              7.898 10
                      12/31/2009              7.898              9.380 15
                      12/31/2010              9.380              10.112 14
ALO 4  2.00%
                      12/31/2008              N/A              7.888 0
                      12/31/2009              7.888              9.349 0
                      12/31/2010              9.349              10.058 0
ALT 1  1.40%
                      12/31/2008              N/A              7.919 24
                      12/31/2009              7.919              9.443 34
                      12/31/2010              9.443              10.220 83
ALT 2  1.60%
                      12/31/2008              N/A              7.909 1
                      12/31/2009              7.909              9.411 0
                      12/31/2010              9.411              10.166 0
ALT 4  1.70%
                      12/31/2008              N/A              7.903 2
                      12/31/2009              7.903              9.396 23
                      12/31/2010              9.396              10.139 33
ALT 5  2.20%
                      12/31/2008              N/A              7.877 584
                      12/31/2009              7.877              9.317 1401
                      12/31/2010              9.317              10.004 2113
Franklin High Income Securities
ALE 1  1.90%
                      12/31/2001              N/A              17.198 2
                      12/31/2002              17.198              15.194 137
                      12/31/2003              15.194              19.556 382
                      12/31/2004              19.556              21.082 366
                      12/31/2005              21.082              21.372 329
                      12/31/2006              21.372              22.934 375
                      12/31/2007              22.934              23.111 296
                      12/31/2008              23.111              17.374 212
                      12/31/2009              17.374              24.325 258
                      12/31/2010              24.325              27.032 214
ALE 3  1.80%
                      12/31/2003              N/A              19.848 5
                      12/31/2004              19.848              21.417 9
                      12/31/2005              21.417              21.733 17
                      12/31/2006              21.733              23.346 18
                      12/31/2007              23.346              23.549 20
                      12/31/2008              23.549              17.721 22
                      12/31/2009              17.721              24.836 20
                      12/31/2010              24.836              27.627 18

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALE 4  1.95%
                      12/31/2003              N/A              19.412 25
                      12/31/2004              19.412              20.916 9
                      12/31/2005              20.916              21.193 12
                      12/31/2006              21.193              22.731 33
                      12/31/2007              22.731              22.895 14
                      12/31/2008              22.895              17.203 12
                      12/31/2009              17.203              24.074 11
                      12/31/2010              24.074              26.739 11
ALE 5  2.40%
                      12/31/2003              N/A              18.164 77
                      12/31/2004              18.164              19.482 310
                      12/31/2005              19.482              19.652 434
                      12/31/2006              19.652              20.984 510
                      12/31/2007              20.984              21.040 534
                      12/31/2008              21.040              15.738 423
                      12/31/2009              15.738              21.925 551
                      12/31/2010              21.925              24.242 542
ALO 1 1.70%
                      12/31/2001              N/A              17.643 1
                      12/31/2002              17.643              15.618 83
                      12/31/2003              15.618              20.143 255
                      12/31/2004              20.143              21.758 231
                      12/31/2005              21.758              22.101 172
                      12/31/2006              22.101              23.764 183
                      12/31/2007              23.764              23.996 148
                      12/31/2008              23.996              18.075 114
                      12/31/2009              18.075              25.358 214
                      12/31/2010              25.358              28.236 222
ALO 2  1.90%
                      12/31/2001              N/A              17.198 0
                      12/31/2002              17.198              15.194 26
                      12/31/2003              15.194              19.556 61
                      12/31/2004              19.556              21.082 61
                      12/31/2005              21.082              21.372 47
                      12/31/2006              21.372              22.934 48
                      12/31/2007              22.934              23.111 37
                      12/31/2008              23.111              17.374 28
                      12/31/2009              17.374              24.325 27
                      12/31/2010              24.325              27.032 30
ALO 3  1.80%
                      12/31/2003              N/A              19.848 0
                      12/31/2004              19.848              21.417 1
                      12/31/2005              21.417              21.733 1
                      12/31/2006              21.733              23.346 2
                      12/31/2007              23.346              23.549 5
                      12/31/2008              23.549              17.721 4
                      12/31/2009              17.721              24.836 4
                      12/31/2010              24.836              27.627 4
ALO 4  2.00%
                      12/31/2003              N/A              19.270 0
                      12/31/2004              19.270              20.752 1
                      12/31/2005              20.752              21.016 1
                      12/31/2006              21.016              22.530 1
                      12/31/2007              22.530              22.681 1
                      12/31/2008              22.681              17.034 0
                      12/31/2009              17.034              23.825 1
                      12/31/2010              23.825              26.449 1

The Allianz Alterity® Variable Annuity Contract SAI – May 1, 2011
Appendix

26

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALT 1  1.40%
                      12/31/2001              N/A              18.333 1
                      12/31/2002              18.333              16.277 69
                      12/31/2003              16.277              21.056 129
                      12/31/2004              21.056              22.813 113
                      12/31/2005              22.813              23.242 81
                      12/31/2006              23.242              25.066 67
                      12/31/2007              25.066              25.387 69
                      12/31/2008              25.387              19.180 23
                      12/31/2009              19.180              26.989 24
                      12/31/2010              26.989              30.142 21
ALT 2  1.60%
                      12/31/2001              N/A              17.870 0
                      12/31/2002              17.870              15.835 2
                      12/31/2003              15.835              20.443 5
                      12/31/2004              20.443              22.104 5
                      12/31/2005              22.104              22.475 5
                      12/31/2006              22.475              24.190 5
                      12/31/2007              24.190              24.451 4
                      12/31/2008              24.451              18.436 4
                      12/31/2009              18.436              25.890 4
                      12/31/2010              25.890              28.857 3
ALT 4  1.70%
                      12/31/2003              N/A              20.143 7
                      12/31/2004              20.143              21.758 27
                      12/31/2005              21.758              22.101 61
                      12/31/2006              22.101              23.764 56
                      12/31/2007              23.764              23.996 21
                      12/31/2008              23.996              18.075 18
                      12/31/2009              18.075              25.358 18
                      12/31/2010              25.358              28.236 15
ALT 5  2.20%
                      12/31/2003              N/A              18.708 82
                      12/31/2004              18.708              20.107 270
                      12/31/2005              20.107              20.323 345
                      12/31/2006              20.323              21.743 407
                      12/31/2007              21.743              21.845 457
                      12/31/2008              21.845              16.373 503
                      12/31/2009              16.373              22.855 565
                      12/31/2010              22.855              25.322 539
Franklin Income Securities Fund
ALE 1  1.90%
                      12/31/2001              N/A              26.630 0
                      12/31/2002              26.630              25.970 310
                      12/31/2003              25.970              33.563 632
                      12/31/2004              33.563              37.492 702
                      12/31/2005              37.492              37.378 830
                      12/31/2006              37.378              43.367 999
                      12/31/2007              43.367              44.144 894
                      12/31/2008              44.144              30.467 696
                      12/31/2009              30.467              40.534 611
                      12/31/2010              40.534              44.811 549

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALE 3  1.80%
                      12/31/2003              N/A              34.063 6
                      12/31/2004              34.063              38.088 13
                      12/31/2005              38.088              38.011 23
                      12/31/2006              38.011              44.144 46
                      12/31/2007              44.144              44.981 69
                      12/31/2008              44.981              31.076 62
                      12/31/2009              31.076              41.385 52
                      12/31/2010              41.385              45.798 48
ALE 4  1.95%
                      12/31/2003              N/A              33.316 0
                      12/31/2004              33.316              37.197 5
                      12/31/2005              37.197              37.066 12
                      12/31/2006              37.066              42.983 20
                      12/31/2007              42.983              43.732 20
                      12/31/2008              43.732              30.167 12
                      12/31/2009              30.167              40.115 13
                      12/31/2010              40.115              44.325 12
ALE 5  2.40%
                      12/31/2003              N/A              31.173 37
                      12/31/2004              31.173              34.648 335
                      12/31/2005              34.648              34.371 806
                      12/31/2006              34.371              39.679 1133
                      12/31/2007              39.679              40.188 1483
                      12/31/2008              40.188              27.597 1311
                      12/31/2009              27.597              36.533 1204
                      12/31/2010              36.533              40.187 1101
ALO 1 1.70%
                      12/31/2001              N/A              27.320 0
                      12/31/2002              27.320              26.695 136
                      12/31/2003              26.695              34.570 312
                      12/31/2004              34.570              38.694 350
                      12/31/2005              38.694              38.654 375
                      12/31/2006              38.654              44.936 404
                      12/31/2007              44.936              45.834 422
                      12/31/2008              45.834              31.696 467
                      12/31/2009              31.696              42.254 412
                      12/31/2010              42.254              46.806 372
ALO 2  1.90%
                      12/31/2001              N/A              26.630 0
                      12/31/2002              26.630              25.970 43
                      12/31/2003              25.970              33.563 81
                      12/31/2004              33.563              37.492 93
                      12/31/2005              37.492              37.378 93
                      12/31/2006              37.378              43.367 107
                      12/31/2007              43.367              44.144 104
                      12/31/2008              44.144              30.467 102
                      12/31/2009              30.467              40.534 89
                      12/31/2010              40.534              44.811 83
ALO 3  1.80%
                      12/31/2003              N/A              34.063 0
                      12/31/2004              34.063              38.088 5
                      12/31/2005              38.088              38.011 5
                      12/31/2006              38.011              44.144 9
                      12/31/2007              44.144              44.981 10
                      12/31/2008              44.981              31.076 10
                      12/31/2009              31.076              41.385 11
                      12/31/2010              41.385              45.798 10

The Allianz Alterity® Variable Annuity Contract SAI – May 1, 2011
Appendix

27

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALO 4  2.00%
                      12/31/2003              N/A              33.071 0
                      12/31/2004              33.071              36.905 1
                      12/31/2005              36.905              36.757 2
                      12/31/2006              36.757              42.603 2
                      12/31/2007              42.603              43.323 2
                      12/31/2008              43.323              29.870 2
                      12/31/2009              29.870              39.700 2
                      12/31/2010              39.700              43.845 1
ALT 1  1.40%
                      12/31/2001              N/A              28.387 1
                      12/31/2002              28.387              27.822 54
                      12/31/2003              27.822              36.137 71
                      12/31/2004              36.137              40.570 91
                      12/31/2005              40.570              40.649 88
                      12/31/2006              40.649              47.397 88
                      12/31/2007              47.397              48.490 63
                      12/31/2008              48.490              33.635 43
                      12/31/2009              33.635              44.972 33
                      12/31/2010              44.972              49.967 30
ALT 2  1.60%
                      12/31/2001              N/A              27.671 0
                      12/31/2002              27.671              27.066 1
                      12/31/2003              27.066              35.085 4
                      12/31/2004              35.085              39.310 2
                      12/31/2005              39.310              39.308 1
                      12/31/2006              39.308              45.742 3
                      12/31/2007              45.742              46.703 2
                      12/31/2008              46.703              32.330 2
                      12/31/2009              32.330              43.142 2
                      12/31/2010              43.142              47.837 2
ALT 4  1.70%
                      12/31/2003              N/A              34.570 2
                      12/31/2004              34.570              38.694 15
                      12/31/2005              38.694              38.654 45
                      12/31/2006              38.654              44.936 52
                      12/31/2007              44.936              45.834 48
                      12/31/2008              45.834              31.696 40
                      12/31/2009              31.696              42.254 33
                      12/31/2010              42.254              46.806 31
ALT 5  2.20%
                      12/31/2003              N/A              32.108 7
                      12/31/2004              32.108              35.759 235
                      12/31/2005              35.759              35.544 755
                      12/31/2006              35.544              41.115 1228
                      12/31/2007              41.115              41.726 1633
                      12/31/2008              41.726              28.711 1580
                      12/31/2009              28.711              38.084 1396
                      12/31/2010              38.084              41.976 1312

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
Franklin U.S. Government Fund
ALE 1  1.90%
                      12/31/2001              N/A              20.290 77
                      12/31/2002              20.290              21.854 1523
                      12/31/2003              21.854              21.917 2450
                      12/31/2004              21.917              22.251 2174
                      12/31/2005              22.251              22.358 1972
                      12/31/2006              22.358              22.819 1736
                      12/31/2007              22.819              23.866 1425
                      12/31/2008              23.866              25.193 1252
                      12/31/2009              25.193              25.484 1076
                      12/31/2010              25.484              26.325 947
ALE 3  1.80%
                      12/31/2003              N/A              22.178 8
                      12/31/2004              22.178              22.538 23
                      12/31/2005              22.538              22.669 31
                      12/31/2006              22.669              23.160 29
                      12/31/2007              23.160              24.248 38
                      12/31/2008              24.248              25.621 54
                      12/31/2009              25.621              25.943 40
                      12/31/2010              25.943              26.826 33
ALE 4  1.95%
                      12/31/2003              N/A              21.692 2
                      12/31/2004              21.692              22.011 10
                      12/31/2005              22.011              22.106 11
                      12/31/2006              22.106              22.551 12
                      12/31/2007              22.551              23.574 12
                      12/31/2008              23.574              24.872 17
                      12/31/2009              24.872              25.146 14
                      12/31/2010              25.146              25.964 10
ALE 5  2.40%
                      12/31/2003              N/A              20.296 239
                      12/31/2004              20.296              20.502 669
                      12/31/2005              20.502              20.498 1012
                      12/31/2006              20.498              20.817 1043
                      12/31/2007              20.817              21.664 1063
                      12/31/2008              21.664              22.753 1253
                      12/31/2009              22.753              22.901 1112
                      12/31/2010              22.901              23.539 1074
ALO 1 1.70%
                      12/31/2001              N/A              20.811 87
                      12/31/2002              20.811              22.460 816
                      12/31/2003              22.460              22.570 1127
                      12/31/2004              22.570              22.960 997
                      12/31/2005              22.960              23.117 968
                      12/31/2006              23.117              23.641 861
                      12/31/2007              23.641              24.776 646
                      12/31/2008              24.776              26.205 528
                      12/31/2009              26.205              26.561 555
                      12/31/2010              26.561              27.493 438

The Allianz Alterity® Variable Annuity Contract SAI – May 1, 2011
Appendix

28

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALO 2  1.90%
                      12/31/2001              N/A              20.290 2
                      12/31/2002              20.290              21.854 134
                      12/31/2003              21.854              21.917 230
                      12/31/2004              21.917              22.251 190
                      12/31/2005              22.251              22.358 189
                      12/31/2006              22.358              22.819 162
                      12/31/2007              22.819              23.866 145
                      12/31/2008              23.866              25.193 122
                      12/31/2009              25.193              25.484 101
                      12/31/2010              25.484              26.325 87
ALO 3  1.80%
                      12/31/2003              N/A              22.178 0
                      12/31/2004              22.178              22.538 2
                      12/31/2005              22.538              22.669 2
                      12/31/2006              22.669              23.160 3
                      12/31/2007              23.160              24.248 3
                      12/31/2008              24.248              25.621 3
                      12/31/2009              25.621              25.943 2
                      12/31/2010              25.943              26.826 8
ALO 4  2.00%
                      12/31/2003              N/A              21.532 0
                      12/31/2004              21.532              21.838 1
                      12/31/2005              21.838              21.921 2
                      12/31/2006              21.921              22.351 1
                      12/31/2007              22.351              23.354 1
                      12/31/2008              23.354              24.627 1
                      12/31/2009              24.627              24.886 1
                      12/31/2010              24.886              25.682 1
ALT 1  1.40%
                      12/31/2001              N/A              21.619 89
                      12/31/2002              21.619              23.402 400
                      12/31/2003              23.402              23.587 391
                      12/31/2004              23.587              24.067 320
                      12/31/2005              24.067              24.304 291
                      12/31/2006              24.304              24.929 234
                      12/31/2007              24.929              26.205 172
                      12/31/2008              26.205              27.800 161
                      12/31/2009              27.800              28.262 136
                      12/31/2010              28.262              29.342 97
ALT 2  1.60%
                      12/31/2001              N/A              21.021 0
                      12/31/2002              21.021              22.709 14
                      12/31/2003              22.709              22.843 12
                      12/31/2004              22.843              23.261 7
                      12/31/2005              23.261              23.443 4
                      12/31/2006              23.443              23.998 3
                      12/31/2007              23.998              25.176 3
                      12/31/2008              25.176              26.655 3
                      12/31/2009              26.655              27.044 3
                      12/31/2010              27.044              28.021 2

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALT 4  1.70%
                      12/31/2003              N/A              22.508 13
                      12/31/2004              22.508              22.897 39
                      12/31/2005              22.897              23.053 59
                      12/31/2006              23.053              23.576 52
                      12/31/2007              23.576              24.707 56
                      12/31/2008              24.707              26.133 49
                      12/31/2009              26.133              26.488 45
                      12/31/2010              26.488              27.417 33
ALT 5  2.20%
                      12/31/2003              N/A              20.905 133
                      12/31/2004              20.905              21.160 424
                      12/31/2005              21.160              21.198 617
                      12/31/2006              21.198              21.571 748
                      12/31/2007              21.571              22.493 740
                      12/31/2008              22.493              23.672 946
                      12/31/2009              23.672              23.873 881
                      12/31/2010              23.873              24.588 876
PIMCO VIT All Asset Portfolio
ALE 1  1.90%
                      12/31/2004              N/A              11.838 388
                      12/31/2005              11.838              12.339 740
                      12/31/2006              12.339              12.672 607
                      12/31/2007              12.672              13.467 530
                      12/31/2008              13.467              11.120 492
                      12/31/2009              11.120              13.264 358
                      12/31/2010              13.264              14.719 402
ALE 3  1.80%
                      12/31/2004              N/A              11.846 7
                      12/31/2005              11.846              12.360 20
                      12/31/2006              12.360              12.706 23
                      12/31/2007              12.706              13.517 19
                      12/31/2008              13.517              11.172 16
                      12/31/2009              11.172              13.340 13
                      12/31/2010              13.340              14.817 11
ALE 4  1.95%
                      12/31/2004              N/A              11.834 7
                      12/31/2005              11.834              12.329 19
                      12/31/2006              12.329              12.655 15
                      12/31/2007              12.655              13.443 11
                      12/31/2008              13.443              11.094 10
                      12/31/2009              11.094              13.227 8
                      12/31/2010              13.227              14.669 9
ALE 5  2.40%
                      12/31/2004              N/A              11.798 548
                      12/31/2005              11.798              12.237 1037
                      12/31/2006              12.237              12.504 960
                      12/31/2007              12.504              13.222 889
                      12/31/2008              13.222              10.863 910
                      12/31/2009              10.863              12.893 849
                      12/31/2010              12.893              14.235 1129

The Allianz Alterity® Variable Annuity Contract SAI – May 1, 2011
Appendix

29

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALO 1 1.70%
                      12/31/2004              N/A              11.854 177
                      12/31/2005              11.854              12.381 437
                      12/31/2006              12.381              12.740 305
                      12/31/2007              12.740              13.567 250
                      12/31/2008              13.567              11.224 199
                      12/31/2009              11.224              13.416 205
                      12/31/2010              13.416              14.916 281
ALO 2  1.90%
                      12/31/2004              N/A              11.838 31
                      12/31/2005              11.838              12.339 30
                      12/31/2006              12.339              12.672 32
                      12/31/2007              12.672              13.467 22
                      12/31/2008              13.467              11.120 35
                      12/31/2009              11.120              13.264 28
                      12/31/2010              13.264              14.719 35
ALO 3  1.80%
                      12/31/2004              N/A              11.846 1
                      12/31/2005              11.846              12.360 2
                      12/31/2006              12.360              12.706 1
                      12/31/2007              12.706              13.517 1
                      12/31/2008              13.517              11.172 2
                      12/31/2009              11.172              13.340 2
                      12/31/2010              13.340              14.817 2
ALO 4  2.00%
                      12/31/2004              N/A              11.830 0
                      12/31/2005              11.830              12.319 0
                      12/31/2006              12.319              12.638 0
                      12/31/2007              12.638              13.418 0
                      12/31/2008              13.418              11.068 0
                      12/31/2009              11.068              13.189 0
                      12/31/2010              13.189              14.621 0
ALT 1  1.40%
                      12/31/2004              N/A              11.878 18
                      12/31/2005              11.878              12.443 59
                      12/31/2006              12.443              12.842 62
                      12/31/2007              12.842              13.717 29
                      12/31/2008              13.717              11.383 30
                      12/31/2009              11.383              13.646 25
                      12/31/2010              13.646              15.218 38
ALT 2  1.60%
                      12/31/2004              N/A              11.862 0
                      12/31/2005              11.862              12.401 5
                      12/31/2006              12.401              12.774 4
                      12/31/2007              12.774              13.617 3
                      12/31/2008              13.617              11.277 3
                      12/31/2009              11.277              13.492 3
                      12/31/2010              13.492              15.016 3
ALT 4  1.70%
                      12/31/2004              N/A              11.854 27
                      12/31/2005              11.854              12.381 53
                      12/31/2006              12.381              12.740 37
                      12/31/2007              12.740              13.567 32
                      12/31/2008              13.567              11.224 24
                      12/31/2009              11.224              13.416 21
                      12/31/2010              13.416              14.916 19

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALT 5  2.20%
                      12/31/2004              N/A              11.814 358
                      12/31/2005              11.814              12.278 1099
                      12/31/2006              12.278              12.571 1025
                      12/31/2007              12.571              13.320 926
                      12/31/2008              13.320              10.965 837
                      12/31/2009              10.965              13.041 964
                      12/31/2010              13.041              14.427 1205
PIMCO VIT Emerging Markets Bond Portfolio
ALE 1  1.90%
                      12/31/2005              N/A              10.891 88
                      12/31/2006              10.891              11.678 178
                      12/31/2007              11.678              12.124 124
                      12/31/2008              12.124              10.159 107
                      12/31/2009              10.159              13.016 148
                      12/31/2010              13.016              14.326 187
ALE 3  1.80%
                      12/31/2005              N/A              10.898 6
                      12/31/2006              10.898              11.697 12
                      12/31/2007              11.697              12.156 10
                      12/31/2008              12.156              10.196 8
                      12/31/2009              10.196              13.077 12
                      12/31/2010              13.077              14.407 11
ALE 4  1.95%
                      12/31/2005              N/A              10.887 4
                      12/31/2006              10.887              11.668 3
                      12/31/2007              11.668              12.108 2
                      12/31/2008              12.108              10.140 1
                      12/31/2009              10.140              12.986 1
                      12/31/2010              12.986              14.285 1
ALE 5  2.40%
                      12/31/2005              N/A              10.854 142
                      12/31/2006              10.854              11.581 227
                      12/31/2007              11.581              11.963 247
                      12/31/2008              11.963              9.974 218
                      12/31/2009              9.974              12.716 271
                      12/31/2010              12.716              13.925 450
ALO 1 1.70%
                      12/31/2005              N/A              10.905 42
                      12/31/2006              10.905              11.717 84
                      12/31/2007              11.717              12.189 86
                      12/31/2008              12.189              10.234 67
                      12/31/2009              10.234              13.139 75
                      12/31/2010              13.139              14.489 96
ALO 2  1.90%
                      12/31/2005              N/A              10.891 9
                      12/31/2006              10.891              11.678 13
                      12/31/2007              11.678              12.124 8
                      12/31/2008              12.124              10.159 21
                      12/31/2009              10.159              13.016 19
                      12/31/2010              13.016              14.326 18
ALO 3  1.80%
                      12/31/2005              N/A              10.898 1
                      12/31/2006              10.898              11.697 0
                      12/31/2007              11.697              12.156 0
                      12/31/2008              12.156              10.196 0
                      12/31/2009              10.196              13.077 0
                      12/31/2010              13.077              14.407 0

The Allianz Alterity® Variable Annuity Contract SAI – May 1, 2011
Appendix

30

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALO 4  2.00%
                      12/31/2005              N/A              10.884 0
                      12/31/2006              10.884              11.658 0
                      12/31/2007              11.658              12.091 0
                      12/31/2008              12.091              10.122 0
                      12/31/2009              10.122              12.956 0
                      12/31/2010              12.956              14.245 0
ALT 1  1.40%
                      12/31/2005              N/A              10.927 1
                      12/31/2006              10.927              11.776 7
                      12/31/2007              11.776              12.287 3
                      12/31/2008              12.287              10.347 3
                      12/31/2009              10.347              13.324 3
                      12/31/2010              13.324              14.738 4
ALT 2  1.60%
                      12/31/2005              N/A              10.913 0
                      12/31/2006              10.913              11.736 0
                      12/31/2007              11.736              12.221 2
                      12/31/2008              12.221              10.272 2
                      12/31/2009              10.272              13.200 3
                      12/31/2010              13.200              14.572 0
ALT 4  1.70%
                      12/31/2005              N/A              10.905 2
                      12/31/2006              10.905              11.717 8
                      12/31/2007              11.717              12.189 3
                      12/31/2008              12.189              10.234 3
                      12/31/2009              10.234              13.139 5
                      12/31/2010              13.139              14.489 5
ALT 5  2.20%
                      12/31/2005              N/A              10.869 203
                      12/31/2006              10.869              11.619 351
                      12/31/2007              11.619              12.027 412
                      12/31/2008              12.027              10.047 381
                      12/31/2009              10.047              12.835 513
                      12/31/2010              12.835              14.084 553
PIMCO VIT Global Bond Portfolio (Unhedged)
ALE 1  1.90%
                      12/31/2005              N/A              9.318 59
                      12/31/2006              9.318              9.568 109
                      12/31/2007              9.568              10.302 152
                      12/31/2008              10.302              10.022 300
                      12/31/2009              10.022              11.492 290
                      12/31/2010              11.492              12.590 213
ALE 3  1.80%
                      12/31/2005              N/A              9.324 2
                      12/31/2006              9.324              9.584 12
                      12/31/2007              9.584              10.329 8
                      12/31/2008              10.329              10.059 21
                      12/31/2009              10.059              11.545 15
                      12/31/2010              11.545              12.662 17
ALE 4  1.95%
                      12/31/2005              N/A              9.314 1
                      12/31/2006              9.314              9.560 1
                      12/31/2007              9.560              10.288 3
                      12/31/2008              10.288              10.003 9
                      12/31/2009              10.003              11.465 7
                      12/31/2010              11.465              12.554 4

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALE 5  2.40%
                      12/31/2005              N/A              9.286 64
                      12/31/2006              9.286              9.488 167
                      12/31/2007              9.488              10.165 280
                      12/31/2008              10.165              9.839 769
                      12/31/2009              9.839              11.226 652
                      12/31/2010              11.226              12.237 634
ALO 1 1.70%
                      12/31/2005              N/A              9.330 23
                      12/31/2006              9.330              9.600 71
                      12/31/2007              9.600              10.357 114
                      12/31/2008              10.357              10.096 157
                      12/31/2009              10.096              11.600 151
                      12/31/2010              11.600              12.734 90
ALO 2  1.90%
                      12/31/2005              N/A              9.318 4
                      12/31/2006              9.318              9.568 2
                      12/31/2007              9.568              10.302 11
                      12/31/2008              10.302              10.022 24
                      12/31/2009              10.022              11.492 13
                      12/31/2010              11.492              12.590 7
ALO 3  1.80%
                      12/31/2005              N/A              9.324 0
                      12/31/2006              9.324              9.584 1
                      12/31/2007              9.584              10.329 6
                      12/31/2008              10.329              10.059 12
                      12/31/2009              10.059              11.545 6
                      12/31/2010              11.545              12.662 6
ALO 4  2.00%
                      12/31/2005              N/A              9.311 0
                      12/31/2006              9.311              9.552 0
                      12/31/2007              9.552              10.274 0
                      12/31/2008              10.274              9.985 0
                      12/31/2009              9.985              11.438 0
                      12/31/2010              11.438              12.519 0
ALT 1  1.40%
                      12/31/2005              N/A              9.349 4
                      12/31/2006              9.349              9.648 9
                      12/31/2007              9.648              10.440 15
                      12/31/2008              10.440              10.208 10
                      12/31/2009              10.208              11.763 5
                      12/31/2010              11.763              12.952 6
ALT 2  1.60%
                      12/31/2005              N/A              9.336 0
                      12/31/2006              9.336              9.616 0
                      12/31/2007              9.616              10.385 1
                      12/31/2008              10.385              10.133 1
                      12/31/2009              10.133              11.654 1
                      12/31/2010              11.654              12.806 0
ALT 4  1.70%
                      12/31/2005              N/A              9.330 2
                      12/31/2006              9.330              9.600 8
                      12/31/2007              9.600              10.357 12
                      12/31/2008              10.357              10.096 12
                      12/31/2009              10.096              11.600 10
                      12/31/2010              11.600              12.734 7

The Allianz Alterity® Variable Annuity Contract SAI – May 1, 2011
Appendix

31

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALT 5  2.20%
                      12/31/2005              N/A              9.299 127
                      12/31/2006              9.299              9.520 298
                      12/31/2007              9.520              10.219 471
                      12/31/2008              10.219              9.912 690
                      12/31/2009              9.912              11.331 629
                      12/31/2010              11.331              12.377 611
PIMCO VIT Global Multi-Asset Portfolio
ALE 1  1.90%
                      12/31/2009              N/A              10.001 1
                      12/31/2010              10.001              10.927 126
ALE 3  1.80%
                      12/31/2009              N/A              10.003 0
                      12/31/2010              10.003              10.940 0
ALE 4  1.95%
                      12/31/2009              N/A              10.000 0
                      12/31/2010              10.000              10.921 3
ALE 5  2.40%
                      12/31/2009              N/A              9.991 157
                      12/31/2010              9.991              10.862 364
ALO 1 1.70%
                      12/31/2009              N/A              10.005 10
                      12/31/2010              10.005              10.953 148
ALO 2  1.90%
                      12/31/2009              N/A              10.001 0
                      12/31/2010              10.001              10.927 3
ALO 3  1.80%
                      12/31/2009              N/A              10.003 0
                      12/31/2010              10.003              10.940 2
ALO 4  2.00%
                      12/31/2009              N/A              9.999 0
                      12/31/2010              9.999              10.914 0
ALT 1  1.40%
                      12/31/2009              N/A              10.011 0
                      12/31/2010              10.011              10.992 7
ALT 2  1.60%
                      12/31/2009              N/A              10.007 0
                      12/31/2010              10.007              10.966 0
ALT 4  1.70%
                      12/31/2009              N/A              10.005 0
                      12/31/2010              10.005              10.953 4
ALT 5  2.20%
                      12/31/2009              N/A              9.995 43
                      12/31/2010              9.995              10.888 436
PIMCO VIT High Yield Portfolio
ALE 1  1.90%
                      12/31/2001              N/A              9.489 209
                      12/31/2002              9.489              9.197 917
                      12/31/2003              9.197              11.092 2061
                      12/31/2004              11.092              11.923 1881
                      12/31/2005              11.923              12.182 1769
                      12/31/2006              12.182              13.042 1483
                      12/31/2007              13.042              13.244 1250
                      12/31/2008              13.244              9.935 852
                      12/31/2009              9.935              13.690 809
                      12/31/2010              13.690              15.380 770

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALE 3  1.80%
                      12/31/2003              N/A              11.135 12
                      12/31/2004              11.135              11.982 32
                      12/31/2005              11.982              12.254 36
                      12/31/2006              12.254              13.132 42
                      12/31/2007              13.132              13.349 33
                      12/31/2008              13.349              10.024 27
                      12/31/2009              10.024              13.826 32
                      12/31/2010              13.826              15.549 36
ALE 4  1.95%
                      12/31/2003              N/A              11.070 3
                      12/31/2004              11.070              11.894 9
                      12/31/2005              11.894              12.146 14
                      12/31/2006              12.146              12.997 15
                      12/31/2007              12.997              13.192 9
                      12/31/2008              13.192              9.891 23
                      12/31/2009              9.891              13.622 33
                      12/31/2010              13.622              15.296 19
ALE 5  2.40%
                      12/31/2003              N/A              10.876 276
                      12/31/2004              10.876              11.633 708
                      12/31/2005              11.633              11.827 972
                      12/31/2006              11.827              12.598 987
                      12/31/2007              12.598              12.730 911
                      12/31/2008              12.730              9.502 834
                      12/31/2009              9.502              13.027 927
                      12/31/2010              13.027              14.563 1042
ALO 1 1.70%
                      12/31/2001              N/A              9.525 84
                      12/31/2002              9.525              9.251 608
                      12/31/2003              9.251              11.179 1309
                      12/31/2004              11.179              12.041 1151
                      12/31/2005              12.041              12.327 1017
                      12/31/2006              12.327              13.223 895
                      12/31/2007              13.223              13.456 734
                      12/31/2008              13.456              10.114 559
                      12/31/2009              10.114              13.964 471
                      12/31/2010              13.964              15.720 450
ALO 2  1.90%
                      12/31/2001              N/A              9.489 2
                      12/31/2002              9.489              9.197 131
                      12/31/2003              9.197              11.092 260
                      12/31/2004              11.092              11.923 204
                      12/31/2005              11.923              12.182 176
                      12/31/2006              12.182              13.042 167
                      12/31/2007              13.042              13.244 127
                      12/31/2008              13.244              9.935 105
                      12/31/2009              9.935              13.690 101
                      12/31/2010              13.690              15.380 88
ALO 3  1.80%
                      12/31/2003              N/A              11.135 1
                      12/31/2004              11.135              11.982 5
                      12/31/2005              11.982              12.254 7
                      12/31/2006              12.254              13.132 7
                      12/31/2007              13.132              13.349 6
                      12/31/2008              13.349              10.024 5
                      12/31/2009              10.024              13.826 5
                      12/31/2010              13.826              15.549 5

The Allianz Alterity® Variable Annuity Contract SAI – May 1, 2011
Appendix

32

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALO 4  2.00%
                      12/31/2003              N/A              11.048 0
                      12/31/2004              11.048              11.865 3
                      12/31/2005              11.865              12.110 3
                      12/31/2006              12.110              12.952 2
                      12/31/2007              12.952              13.140 2
                      12/31/2008              13.140              9.847 1
                      12/31/2009              9.847              13.555 0
                      12/31/2010              13.555              15.213 0
ALT 1  1.40%
                      12/31/2001              N/A              9.580 55
                      12/31/2002              9.580              9.333 229
                      12/31/2003              9.333              11.311 341
                      12/31/2004              11.311              12.220 330
                      12/31/2005              12.220              12.548 328
                      12/31/2006              12.548              13.500 254
                      12/31/2007              13.500              13.779 182
                      12/31/2008              13.779              10.389 106
                      12/31/2009              10.389              14.386 83
                      12/31/2010              14.386              16.244 70
ALT 2  1.60%
                      12/31/2001              N/A              9.903 0
                      12/31/2002              9.903              9.627 11
                      12/31/2003              9.627              11.645 19
                      12/31/2004              11.645              12.555 19
                      12/31/2005              12.555              12.866 13
                      12/31/2006              12.866              13.816 9
                      12/31/2007              13.816              14.073 4
                      12/31/2008              14.073              10.589 1
                      12/31/2009              10.589              14.634 1
                      12/31/2010              14.634              16.490 1
ALT 4  1.70%
                      12/31/2003              N/A              11.179 28
                      12/31/2004              11.179              12.041 59
                      12/31/2005              12.041              12.327 68
                      12/31/2006              12.327              13.223 74
                      12/31/2007              13.223              13.456 61
                      12/31/2008              13.456              10.114 46
                      12/31/2009              10.114              13.964 43
                      12/31/2010              13.964              15.720 57
ALT 5  2.20%
                      12/31/2003              N/A              10.962 171
                      12/31/2004              10.962              11.748 589
                      12/31/2005              11.748              11.968 871
                      12/31/2006              11.968              12.774 1024
                      12/31/2007              12.774              12.933 1003
                      12/31/2008              12.933              9.673 873
                      12/31/2009              9.673              13.288 1092
                      12/31/2010              13.288              14.884 1163

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
PIMCO VIT Real Return Portfolio
ALE 1  1.90%
                      12/31/2003              N/A              10.481 427
                      12/31/2004              10.481              11.200 1025
                      12/31/2005              11.200              11.221 1020
                      12/31/2006              11.221              11.089 778
                      12/31/2007              11.089              12.039 620
                      12/31/2008              12.039              10.979 802
                      12/31/2009              10.979              12.754 770
                      12/31/2010              12.754              13.529 637
ALE 3  1.80%
                      12/31/2003              N/A              10.488 16
                      12/31/2004              10.488              11.219 20
                      12/31/2005              11.219              11.251 42
                      12/31/2006              11.251              11.129 46
                      12/31/2007              11.129              12.096 48
                      12/31/2008              12.096              11.042 52
                      12/31/2009              11.042              12.839 68
                      12/31/2010              12.839              13.633 33
ALE 4  1.95%
                      12/31/2003              N/A              10.477 7
                      12/31/2004              10.477              11.191 15
                      12/31/2005              11.191              11.206 32
                      12/31/2006              11.206              11.068 23
                      12/31/2007              11.068              12.011 19
                      12/31/2008              12.011              10.948 23
                      12/31/2009              10.948              12.711 21
                      12/31/2010              12.711              13.477 12
ALE 5  2.40%
                      12/31/2003              N/A              10.446 374
                      12/31/2004              10.446              11.107 1290
                      12/31/2005              11.107              11.072 1925
                      12/31/2006              11.072              10.887 1749
                      12/31/2007              10.887              11.761 1631
                      12/31/2008              11.761              10.672 2532
                      12/31/2009              10.672              12.335 2299
                      12/31/2010              12.335              13.019 1888
ALO 1 1.70%
                      12/31/2003              N/A              10.495 214
                      12/31/2004              10.495              11.238 509
                      12/31/2005              11.238              11.281 529
                      12/31/2006              11.281              11.170 369
                      12/31/2007              11.170              12.153 332
                      12/31/2008              12.153              11.104 433
                      12/31/2009              11.104              12.925 456
                      12/31/2010              12.925              13.738 394
ALO 2  1.90%
                      12/31/2003              N/A              10.481 29
                      12/31/2004              10.481              11.200 48
                      12/31/2005              11.200              11.221 52
                      12/31/2006              11.221              11.089 46
                      12/31/2007              11.089              12.039 50
                      12/31/2008              12.039              10.979 80
                      12/31/2009              10.979              12.754 78
                      12/31/2010              12.754              13.529 54

The Allianz Alterity® Variable Annuity Contract SAI – May 1, 2011
Appendix

33

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALO 3  1.80%
                      12/31/2003              N/A              10.488 1
                      12/31/2004              10.488              11.219 3
                      12/31/2005              11.219              11.251 5
                      12/31/2006              11.251              11.129 4
                      12/31/2007              11.129              12.096 6
                      12/31/2008              12.096              11.042 5
                      12/31/2009              11.042              12.839 5
                      12/31/2010              12.839              13.633 5
ALO 4  2.00%
                      12/31/2003              N/A              10.474 0
                      12/31/2004              10.474              11.182 0
                      12/31/2005              11.182              11.191 5
                      12/31/2006              11.191              11.048 6
                      12/31/2007              11.048              11.983 5
                      12/31/2008              11.983              10.917 4
                      12/31/2009              10.917              12.669 5
                      12/31/2010              12.669              13.425 5
ALT 1  1.40%
                      12/31/2003              N/A              10.516 43
                      12/31/2004              10.516              11.294 54
                      12/31/2005              11.294              11.371 61
                      12/31/2006              11.371              11.294 53
                      12/31/2007              11.294              12.324 61
                      12/31/2008              12.324              11.295 87
                      12/31/2009              11.295              13.187 77
                      12/31/2010              13.187              14.058 68
ALT 2  1.60%
                      12/31/2003              N/A              10.502 0
                      12/31/2004              10.502              11.257 1
                      12/31/2005              11.257              11.311 1
                      12/31/2006              11.311              11.211 1
                      12/31/2007              11.211              12.209 2
                      12/31/2008              12.209              11.168 2
                      12/31/2009              11.168              13.012 3
                      12/31/2010              13.012              13.844 2
ALT 4  1.70%
                      12/31/2003              N/A              10.495 16
                      12/31/2004              10.495              11.238 59
                      12/31/2005              11.238              11.281 113
                      12/31/2006              11.281              11.170 105
                      12/31/2007              11.170              12.153 108
                      12/31/2008              12.153              11.104 106
                      12/31/2009              11.104              12.925 94
                      12/31/2010              12.925              13.738 79
ALT 5  2.20%
                      12/31/2003              N/A              10.460 196
                      12/31/2004              10.460              11.144 1055
                      12/31/2005              11.144              11.131 1768
                      12/31/2006              11.131              10.967 1797
                      12/31/2007              10.967              11.872 1758
                      12/31/2008              11.872              10.794 1989
                      12/31/2009              10.794              12.501 2134
                      12/31/2010              12.501              13.221 2112

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
PIMCO VIT Total Return Portfolio
ALE 1  1.90%
                      12/31/2001              N/A              11.303 239
                      12/31/2002              11.303              12.097 5144
                      12/31/2003              12.097              12.468 7057
                      12/31/2004              12.468              12.831 6330
                      12/31/2005              12.831              12.899 5858
                      12/31/2006              12.899              13.145 5417
                      12/31/2007              13.145              14.026 4618
                      12/31/2008              14.026              14.422 3850
                      12/31/2009              14.422              16.142 3795
                      12/31/2010              16.142              17.123 3439
ALE 3  1.80%
                      12/31/2003              N/A              12.517 26
                      12/31/2004              12.517              12.895 71
                      12/31/2005              12.895              12.976 81
                      12/31/2006              12.976              13.236 90
                      12/31/2007              13.236              14.137 91
                      12/31/2008              14.137              14.551 78
                      12/31/2009              14.551              16.303 89
                      12/31/2010              16.303              17.311 106
ALE 4  1.95%
                      12/31/2003              N/A              12.444 14
                      12/31/2004              12.444              12.800 28
                      12/31/2005              12.800              12.861 42
                      12/31/2006              12.861              13.099 52
                      12/31/2007              13.099              13.970 53
                      12/31/2008              13.970              14.358 57
                      12/31/2009              14.358              16.062 56
                      12/31/2010              16.062              17.030 44
ALE 5  2.40%
                      12/31/2003              N/A              12.226 634
                      12/31/2004              12.226              12.519 1510
                      12/31/2005              12.519              12.523 2043
                      12/31/2006              12.523              12.698 2260
                      12/31/2007              12.698              13.481 2364
                      12/31/2008              13.481              13.792 2804
                      12/31/2009              13.792              15.360 3216
                      12/31/2010              15.360              16.213 3255
ALO 1 1.70%
                      12/31/2001              N/A              11.347 296
                      12/31/2002              11.347              12.168 2801
                      12/31/2003              12.168              12.566 3706
                      12/31/2004              12.566              12.958 3315
                      12/31/2005              12.958              13.053 3034
                      12/31/2006              13.053              13.328 2673
                      12/31/2007              13.328              14.250 2311
                      12/31/2008              14.250              14.681 1994
                      12/31/2009              14.681              16.465 1787
                      12/31/2010              16.465              17.501 1654

The Allianz Alterity® Variable Annuity Contract SAI – May 1, 2011
Appendix

34

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALO 2  1.90%
                      12/31/2001              N/A              11.303 4
                      12/31/2002              11.303              12.097 579
                      12/31/2003              12.097              12.468 810
                      12/31/2004              12.468              12.831 714
                      12/31/2005              12.831              12.899 678
                      12/31/2006              12.899              13.145 604
                      12/31/2007              13.145              14.026 554
                      12/31/2008              14.026              14.422 500
                      12/31/2009              14.422              16.142 450
                      12/31/2010              16.142              17.123 388
ALO 3  1.80%
                      12/31/2003              N/A              12.517 4
                      12/31/2004              12.517              12.895 6
                      12/31/2005              12.895              12.976 10
                      12/31/2006              12.976              13.236 12
                      12/31/2007              13.236              14.137 24
                      12/31/2008              14.137              14.551 25
                      12/31/2009              14.551              16.303 26
                      12/31/2010              16.303              17.311 23
ALO 4  2.00%
                      12/31/2003              N/A              12.419 0
                      12/31/2004              12.419              12.768 6
                      12/31/2005              12.768              12.823 8
                      12/31/2006              12.823              13.054 10
                      12/31/2007              13.054              13.915 9
                      12/31/2008              13.915              14.294 8
                      12/31/2009              14.294              15.982 5
                      12/31/2010              15.982              16.937 5
ALT 1  1.40%
                      12/31/2001              N/A              11.412 241
                      12/31/2002              11.412              12.275 1139
                      12/31/2003              12.275              12.715 1211
                      12/31/2004              12.715              13.151 932
                      12/31/2005              13.151              13.287 855
                      12/31/2006              13.287              13.607 717
                      12/31/2007              13.607              14.592 539
                      12/31/2008              14.592              15.080 453
                      12/31/2009              15.080              16.963 385
                      12/31/2010              16.963              18.084 338
ALT 2  1.60%
                      12/31/2001              N/A              11.675 0
                      12/31/2002              11.675              12.532 32
                      12/31/2003              12.532              12.956 33
                      12/31/2004              12.956              13.373 30
                      12/31/2005              13.373              13.484 22
                      12/31/2006              13.484              13.782 19
                      12/31/2007              13.782              14.750 16
                      12/31/2008              14.750              15.212 15
                      12/31/2009              15.212              17.077 15
                      12/31/2010              17.077              18.170 13

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALT 4  1.70%
                      12/31/2003              N/A              12.566 53
                      12/31/2004              12.566              12.958 104
                      12/31/2005              12.958              13.053 171
                      12/31/2006              13.053              13.328 168
                      12/31/2007              13.328              14.250 155
                      12/31/2008              14.250              14.681 149
                      12/31/2009              14.681              16.465 161
                      12/31/2010              16.465              17.501 135
ALT 5  2.20%
                      12/31/2003              N/A              12.322 288
                      12/31/2004              12.322              12.643 1105
                      12/31/2005              12.643              12.672 1779
                      12/31/2006              12.672              12.875 2065
                      12/31/2007              12.875              13.696 2177
                      12/31/2008              13.696              14.041 2424
                      12/31/2009              14.041              15.668 3232
                      12/31/2010              15.668              16.571 3348
Templeton Global Bond Securities Fund
ALE 1  1.90%
                      12/31/2007              N/A              29.551 56
                      12/31/2008              29.551              30.792 150
                      12/31/2009              30.792              35.857 162
                      12/31/2010              35.857              40.265 193
ALE 3  1.80%
                      12/31/2007              N/A              30.095 2
                      12/31/2008              30.095              31.391 7
                      12/31/2009              31.391              36.591 6
                      12/31/2010              36.591              41.131 12
ALE 4  1.95%
                      12/31/2007              N/A              29.282 2
                      12/31/2008              29.282              30.497 4
                      12/31/2009              30.497              35.496 3
                      12/31/2010              35.496              39.839 5
ALE 5  2.40%
                      12/31/2007              N/A              26.971 75
                      12/31/2008              26.971              27.964 276
                      12/31/2009              27.964              32.401 332
                      12/31/2010              32.401              36.203 427
ALO 1 1.70%
                      12/31/2007              N/A              30.650 53
                      12/31/2008              30.650              32.002 101
                      12/31/2009              32.002              37.340 124
                      12/31/2010              37.340              42.015 134
ALO 2  1.90%
                      12/31/2007              N/A              29.551 4
                      12/31/2008              29.551              30.792 9
                      12/31/2009              30.792              35.857 10
                      12/31/2010              35.857              40.265 11
ALO 3  1.80%
                      12/31/2007              N/A              30.095 0
                      12/31/2008              30.095              31.391 0
                      12/31/2009              31.391              36.591 1
                      12/31/2010              36.591              41.131 1

The Allianz Alterity® Variable Annuity Contract SAI – May 1, 2011
Appendix

35

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALO 4  2.00%
                      12/31/2007              N/A              29.016 0
                      12/31/2008              29.016              30.205 0
                      12/31/2009              30.205              35.138 0
                      12/31/2010              35.138              39.418 0
ALT 1  1.40%
                      12/31/2007              N/A              32.376 3
                      12/31/2008              32.376              33.906 6
                      12/31/2009              33.906              39.681 11
                      12/31/2010              39.681              44.783 13
ALT 2  1.60%
                      12/31/2007              N/A              31.215 0
                      12/31/2008              31.215              32.625 0
                      12/31/2009              32.625              38.105 0
                      12/31/2010              38.105              42.918 0

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
ALT 4  1.70%
                      12/31/2007              N/A              30.650 1
                      12/31/2008              30.650              32.002 4
                      12/31/2009              32.002              37.340 5
                      12/31/2010              37.340              42.015 5
ALT 5  2.20%
                      12/31/2007              N/A              27.975 116
                      12/31/2008              27.975              29.063 216
                      12/31/2009              29.063              33.742 351
                      12/31/2010              33.742              37.776 441

The Allianz Alterity® Variable Annuity Contract SAI – May 1, 2011
Appendix

36

PART C - OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

a.	Financial Statements
The following financial statements of the Company(18) are incorporated by reference as exhibit EX-99.A.
1.	Report of Independent Registered Public Accounting Firm
2.	Consolidated Balance Sheets – December 31, 2010 and 2009
3.	Consolidated Statements of Operations – Years ended December 31, 2010, 2009, and 2008
4.	Consolidated Statements of Comprehensive Income – Years ended December 31, 2010, 2009, and 2008
5.	Consolidated Statements of Stockholder’s Equity – Years ended December 31, 2010, 2009, and 2008
6.	Consolidated Statements of Cash Flows – Years ended December 31, 2010, 2009, and 2008
7.	Notes to Consolidated Financial Statements – December 31, 2010 and 2009
8.	Supplemental Schedules:
	–	Schedule I – Summary of Investments – Other than Investments in Related Parties
	–	Schedule II – Supplementary Insurance Information
	–	Schedule III – Reinsurance
The following financial statements of the Variable Account(18) are incorporated by reference as exhibit EX-99.A.
1.	Report of Independent Registered Public Accounting Firm
2.	Statements of Assets and Liabilities – December 31, 2010
3.	Statements of Operations – For the year ended December 31, 2010
4.	Statements of Changes in Net Assets – For the year ended December 31, 2010 and 2009
5.	Notes to the Financial Statements – December 31, 2010
b.	Exhibits
1.	Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account, dated May 31, 1985(1) incorporated by reference as exhibit EX-99.B1.
2.	Not Applicable
3.	a.
Principal Underwriter Agreement by and between North American Life and Casualty Company on behalf of NALAC Financial Plans, Inc. dated September 14, 1988.(2) incorporated by reference as exhibit EX-99.B3.a. (North American Life and Casualty Company is the predecessor to Allianz Life Insurance Company of North America. NALAC Financial Plans, Inc., is the predecessor to USAllianz Investor Services, LLC, which is the predecessor to Allianz Life Financial Services, LLC.)

b.
Broker-Dealer Agreement between North American Life and Casualty Company and NALAC Financial Plans, Inc. dated November 19, 1987; Amendment #1 dated April 12, 2000; Amendment #2 dated September 30, 2002; Amendment #3 dated October 1, 2003.(13) incorporated by reference as exhibit EX-99.B3.b. (North American Life and Casualty Company is the predecessor to Allianz Life Insurance Company of North America. NALAC Financial Plans, Inc, is the predecessor to USAllianz Investor Services, LLC, which is the predecessor to Allianz Life Financial Services, LLC.)

c.
The current specimen of the selling agreement between Allianz Life Financial Services, LLC, the principal underwriter for the Contracts, and retail brokers which offer and sell the Contracts to the public is incorporated by reference(11) as exhibit EX-99.B3.b. The underwriter has executed versions of the agreement with approximately 2,100 retail brokers.

4.	a.	Individual Variable Annuity Original Contract and Schedule Page –L30800(4) incorporated by reference as exhibit EX-99.B4.a.
	b.	Individual Variable Annuity-May 2003 Contract – L30800(5/03)(7) incorporated by reference as exhibit EX-99.B4.b.
	c.	Contract Schedule Page-May 2003 – S40010(5-03)(7) incorporated by reference as exhibit EX-99.B4.c.
	d.	Contract Schedule Page-PRIME Plus – S40010(1-06)(10) incorporated by reference as exhibit EX-99.B4.d.
	e.	Contract Schedule Addendum-add, reset-PRIME Plus – S40729-A-R(10) incorporated by reference as exhibit EX-99.B4.e.
	f.	Contract Schedule Addendum-drop-PRIME Plus – S40729-D(10) incorporated by reference as exhibit EX-99.B4.f.
	g.	Asset Allocation Rider-PRIME Plus – S40721-ALT(10) incorporated by reference as exhibit EX-99.B4.g.
	h.	PRIME Plus Benefit Rider-PRIME Plus – S40722(10) incorporated by reference as exhibit EX-99.B4.h.
	i.	Annuity Option 6 Amendment Endorsement – S40397(7) incorporated by reference as exhibit EX-99.B4.d.
	j.	Waiver of CDSC Endorsement – S30074(3) incorporated by reference as exhibit EX-99.B4.a.
	k.	Traditional GMDB Endorsement – S40020(4) incorporated by reference as exhibit EX-99.B4.b.
	l.	Traditional GMDB Rider II-PRIME Plus – S40727(10) incorporated by reference as exhibit EX-99.B4.l.
	m.	Enhanced Death Benefit Endorsement – S40052(4) incorporated by reference as exhibit EX-99.B4.c.
	n.	Enhanced GMDB Endorsement-May 2003 Contracts – S40390(7) incorporated by reference as exhibit EX-99.B4.h.
	o.	Enhanced GMDB Rider II-PRIME Plus – S40726(10) incorporated by reference as exhibit EX-99.B4.o.
	p.	Traditional GMIB Endorsement – S40021(4) incorporated by reference as exhibit EX-99.B4.d.
	q.	Enhanced GMIB Endorsement – S40094(4) incorporated by reference as exhibit EX-99.B4.e.
	r.	Enhanced GMIB Endorsement (3% & MAV)-May 2003 Contracts – S40391(7) incorporated by reference as exhibit EX-99.B4.k.
	s.	Charitable Remainder Trust Endorsement(3) incorporated by reference as exhibit EX-99.B4.t.
	t.	IRA Endorsement – S40014(4) incorporated by reference as exhibit EX-99.B4.g.
	u.	Unisex Endorsement – S20146(4) incorporated by reference as exhibit EX-99.B4.h.
	v.	Pension Plan and Profit Sharing Plan Endorsement – S20205(4) incorporated by reference as exhibit EX-99.B4.i.
	w.	Group Pension Plan Death Benefit Endorsement – S30072(4-99)(3) incorporated by reference as exhibit EX-99.B4.g.
	x.	403(b) Annuity Endorsement – S30072(4-99)(4) incorporated by reference as exhibit EX-99.B4.k.
	y.	Earnings Protection GMDB Endorsement-Original Contracts – S20219(03-01)(7) incorporated by reference as exhibit EX-99.B4.r.
	z.	Earnings Protection GMDB Endorsement-May 2003 Contracts – S40379(7) incorporated by reference as exhibit EX-99.B4.s.
	aa.	Earnings Protection GMDB Rider II-PRIME Plus – S40725(10) incorporated by reference as exhibit EX-99.B4.aa.
	ab.	Traditional GPWB Endorsement – S40392(7) incorporated by reference as exhibit EX-99.B4.t.
	ac.	Enhanced GPWB Endorsement – S40393(7) incorporated by reference as exhibit EX-99.B4.u.
	ad.	Inherited IRA/Roth IRA Endorsement(10) incorporated by reference as exhibit EX-99.B4.ad.
5.	a.	Application for Ind. Var. Annuity-Original Contracts(3) incorporated by reference as exhibit EX-99.B5.
	b.	Application for Ind. Var. Annuity-May 2003 Contracts – F40269(05-03)(7) incorporated by reference as exhibit EX-99.B5.b.
	c.	Application for Ind. Var. Annuity-PRIME Plus Contracts – F40269(1-06)(10) incorporated by reference as exhibit EX-99.B5.c.
6.	(i).	The Restated Articles of Incorporation of the Company (as amended August 1, 2006)(17) incorporated by reference as exhibit EX-99.B6.i.
	(ii).	The Restated Bylaws of the Company (as amended August 1, 2006)(17) incorporated by reference as exhibit EX-99.B6.ii.
7.	Not Applicable
8.	a.	22c-2 Agreements(14) incorporated by reference as exhibit EX-99.B8.a.
	b.	22c-2 Agreement-BlackRock Distributors, Inc.(15) incorporated by reference as exhibit EX-99.B8.b.
c.
Participation Agreement between BlackRock Series Fund, Inc., BlackRock Distributors, Inc., Allianz Life Insurance Co. of North America, and Allianz Life Financial Services, LLC, dated May 1, 2008(15) incorporated by reference as exhibit EX-99.B8.c.

	d.	Administrative Services Agreement between BlackRock Advisors, LLC and Allianz Life, dated May 1, 2008(15) incorporated by reference as exhibit EX-99.B8.d.
e.
Participation Agreement between Davis Variable Account Fund, Inc., Davis Distributors, LLC and Allianz Life Insurance Company of North America, dated 11/1/1999(4) incorporated by reference as exhibit EX-99.B8.e.

f.
Amendment to Participation Agreement between Davis Variable Account Fund, Inc., Davis Distributors, LLC and Allianz Life Insurance Company of North America dated 5/1/08.(15) incorporated by reference as exhibit EX-99.B8.f.

	g.	Administrative Services Agreement between The Dreyfus Corporation and Allianz Life Insurance Company of North America, dated 5/1/2002(13) incorporated by reference as exhibit EX-99.B8.f.
h.
Amendments to Administrative Services Agreement between The Dreyfus Corporation and Allianz Life Insurance Company of North America, dated 8/7/02, 10/16/06(13) incorporated by reference as exhibit EX-99.B8.g.

i.
Disribution/12 b-1 Letter Agreement between Dreyfus Service Corporation and USAllianz Investor Services, LLC (predecessor to Allianz Life Financial Services, LLC.), dated 5/1/2002(13) incorporated by reference as exhibit EX-99.B8.h.

j.
Fund Participation Agreement between Allianz Life Insurance Company of North America, Dreyfus Investment Portfolios and The Dreyfus Life and Annuity Index Fund, dated 5/1/2002(6) incorporated by reference as exhibit EX-99.B8.h.

k.
Amendment to Fund Participation Agreement between Allianz Life Insurance Company of North America, Dreyfus Investment Portfolios and the Dreyfus Stock Index Fund, Inc., dated 5/1/2007.(14) incorporated by reference as exhibit EX-99.B8.j.

	l.	Administrative Services Agreement between Franklin Templeton Services LLC and Allianz Life Insurance Company of North America, dated 10/1/2003(9) incorporated by reference as exhibit EX-99.B8.ac.
m.
Amendment to Administrative Services Agreement between Franklin Templeton Services LLC and Allianz Life Insurance Company of North America, dated 8/08/2008.(15) incorporated by reference as exhibit EX-99.B8.h.

n.
Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Allianz Life Insurance Company of North America and USAllianz Investor Services, LLC (the predecessor to Allianz Life Financial Services, LLC.), and dated 10/1/2003(9) incorporated by reference as exhibit EX-99.B8.h.

o.
Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Allianz Life Insurance Company of North America and USAllianz Investor Services, LLC (the predecessor to Allianz Life Financial Services, LLC.), dated 5/1/08.(15) incorporated by reference as exhibit EX-99.B8.j.

p.
Participation Agreement between Premier VIT, Allianz Life Insurance Company of North America and Allianz Global Investors Distributors LLC, dated 5/1/2006(12) incorporated by reference as exhibit EX-99.B8.ai.

	q.	Administrative Service Agreement between OpCap Advisors LLC and Allianz Life Insurance Company of North America, dated 5/1/2006(12) incorporated by reference as exhibit EX-99.B8.aj.
	r.	Administrative Support Service Agreement between OppenheimerFunds, Inc. and Allianz Life Insurance Company of North America, dated 12/1/1999(8) incorporated by reference as exhibit EX-99.B8.u.
s.
Amendment to Administrative Support Service Agreement between OppenheimerFunds, Inc. and Allianz Life Insurance Company of North America, dated 2/1/00(13) incorporated by reference as exhibit EX-99.B8.r.

t.
Participation Agreement between Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Allianz Life Insurance Company of North America, dated 12/1/1999(4) incorporated by reference as exhibit EX-99.B8.h.

u.
Amendments to Participation Agreement between Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Allianz Life Insurance Company of North America, dated 2/1/00, 5/1/02, 4/30/04, 4/29/05, 5/1/06(13) incorporated by reference as exhibit EX-99.B8.t.

v.
Amended and Restated Services Agreement between Pacific Investment Management Company LLC and Allianz Life Insurance Company of North America, dated 01/01/2007(13) incorporated by reference as exhibit EX-99.B8.u.

w.
Amendment dated May 1, 2011 to Investor Services Agreement between Allianz Life Insurance Company of North America and Pacific Investment Management Company dated June 1, 2009(19) incorporated by reference as exhibit EX-99.B8.n.

x.
Participation Agreement between Allianz Life Insurance Company of North America, PIMCO Variable Insurance Trust, and PIMCO Funds Distributors LLC, dated 12/1/1999(4) incorporated by reference as exhibit EX-99.B8.i.

y.
Amendments to Participation Agreement between Allianz Life Insurance Company of North America, PIMCO Variable Insurance Trust, and PIMCO Funds Distributors LLC, dated 4/1/00, 11/5/01, 5/1/02, 5/1/03, 4/30/04, 4/29/05(13) incorporated by reference as exhibit EX-99.B8.w.

z.
Amendment dated May 1, 2011 to Participation Agreement between Allianz Life Insurance Company of North America, PIMCO Variable Insurance Trust and PIMCO Investments LLC (formerly Allianz Global Investors Distributiors LLC) dated December 1, 1999(19) incorporated by reference as exhibit EX-99.B8.q.

aa.
Distribution Services Agreement between Allianz Life Insurance Company of North America and Allianz Global Investors Distributors, LLC, dated 01/01/2007(13) incorporated by reference as exhibit EX-99.B8.x.

	ab.	Services Agreement between Prudential Investment Management Services LLC and Allianz Life Insurance Company of North America, dated 12/15/2000(8) incorporated by reference as exhibit EX-99.B8.w.
ac.
Amendment to Services Agreement between Prudential Investment Management Services LLC and Allianz Life Insurance Company of North America, dated 9/9/2002(13) incorporated by reference as exhibit EX-99.B8.z.

ad.
Fund Participation Agreement between Allianz Life Insurance Company of North America, The Prudential Series Fund, Inc., Prudential Investments Fund Management LLC, and Prudential Investment Management Services, LLC, dated 12/15/2000(5) incorporated by reference as exhibit EX-99.B8.k.

	ae.	Service Agreement between J.&W. Seligman & Co. Incorporated and Allianz Life Insurance Company of North America, dated 12/16/1999(8) incorporated by reference as exhibit EX-99.B8.x.
	af.	Fund Participation Agreement between Seligman Portfolios, Inc. and Allianz Life Insurance Company of North America, dated 12/1/1999(4) incorporated by reference as exhibit EX-99.B8.j.
ag.
Amendments to Participation Agreement between Seligman Portfolios, Inc. and Allianz Life Insurance Company of North America, dated 2/1/00, 5/1/02, 5/1/03, 4/30/04, 5/1/06(13) incorporated by reference as exhibit EX-99.B8.ad.

9.	Opinion and Consent of Counsel*
10.	Consent of Independent Registered Public Accounting Firm*
11.	Not Applicable
12.	Not Applicable
13.	Power of Attorney(16) incorporated by reference as exhibit EX-99.B13.

*	Filed herewith

(1)	Incorporated by reference from Registrant’s Form N-4 (File Nos. 333-06709 and 811-05618) electronically filed on June 25, 1996.
(2)	Incorporated by reference from Pre-Effective Amendment No.1 to Registrant’s Form N-4 (File Nos. 333-06709 and 811-05618) electronically filed on December 13, 1996.
(3)	Incorporated by reference from Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on July 6, 1999.
(4)	Incorporated by reference from Pre-Effective Amendment No.1 to Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on December 30, 1999.
(5)	Incorporated by reference from Post-Effective Amendment No. 2 to Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on December 15, 2000.
(6)	Incorporated by reference from Post-Effective Amendment No. 3 to Allianz Life’s Variable Account A’s Form N-6 (File Nos. 333-60206 and 811-04965) electronically filed on January 6, 2003.
(7)	Incorporated by reference from Post-Effective Amendment No. 8 to Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on April 24, 2003.
(8)	Incorporated by reference from Post-Effective Amendment No. 12 to Registrant’s Form N-4 (File Nos. 333-95729 and 811-05618) electronically filed on April 26, 2004.
(9)	Incorporated by reference from Pre-Effective Amendment No.2 to Registrant’s Form N-4 (File Nos. 333-120181 and 811-05618) electronically filed on March 30, 2005.
(10)	Incorporated by reference from Post-Effective Amendment No. 16 to Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on April 27, 2006.
(11)	Incorporated by reference from the Initial Registration Statement to Registrant’s Form N-4 (file Nos. 333-134267 and 811-05618 electronically filed on May 19, 2006.
(12)	Incorporated by reference from Pre-Effective Amendment No.1 to Registrant’s Form N-4 (File Nos. 333-134267 and 811-05618) electronically filed on September 25, 2006.
(13)	Incorporated by reference from Post-Effective Amendment No. 18 to Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on April 23, 2007.
(14)	Incorporated by reference from Post-Effective Amendment No. 20 to Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on April 24, 2008.
(15)	Incorporated by reference from Post-Effective Amendment No. 14 to Registrant’s Form N-4 (File Nos. 333-139701 and 811-05618) electronically filed on April 3, 2009.
(16)	Incorporated by reference from Post-Effective Amendment No. 19 to Registrant’s Form N-4 (File Nos. 333-139701 and 811-05618) electronically filed on February 10, 2010.
(17)	Incorporated by reference from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-166408 and 811-05618) electronically filed on September 24, 2010.
(18)	Incorporated by reference from Pre-Effective Amendment No.1 to Registrant’s Form N-4 (File Nos. 333-171427 and 811-05618) electronically filed on April 7, 2011.
(19)	Incorporated by reference from Post-Effective Amendment No. 25 to Registrant’s Form N-4 (File Nos. 333-139701 and 811-05618) electronically filed on April 26, 2011.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Unless noted otherwise, all officers and directors have the following principal business address:
5701 Golden Hills Drive
Minneapolis, MN 55416-1297
The following are the Officers and Directors of the Company:

Name and Principal Business Address	Positions and Offices with Depositor
Gary C. Bhojwani	Director, President and Chief Executive Officer
Giulio Terzariol	Director, Senior Vice President and Chief Financial Officer
Thomas P. Burns	Senior Vice President, Chief Distribution Officer
Neil H. McKay	Senior Vice President, Chief Actuary
Maureen A. Phillips	Senior Vice President, Secretary and General Counsel
Axel Zehren	Senior Vice President, Chief Investment Officer
Walter R. White	Senior Vice President, Chief Administrative Officer
Nancy E. Jones	Senior Vice President, Chief Marketing Officer
Patrick L. Nelson	Vice President, Chief Suitability Officer
Nicole Scanlon	Vice President, Controller
Jay Ralph Allianz SE Koniginstr. 28 80802 Munchen Germany	Director and Chairman of the Board
Dr. Helmut Perlet Koniginstr. 80802 Munchen Germany	Director
Michael P. Sullivan 500 IDS Center 80 South 8th Street Minneapolis, MN 55402	Director
Dale E. Lauer 14103 205th Ave. NE Woodinville, WA 98077	Director

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Insurance Company organizational chart is incorporated by reference from Registrant's Pre-Effective No. 1 to Form N-4 File Nos. 333-171427 and 811-05618 filed electronically on April 7, 2011.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of March 31, 2011 there were 32,311 qualified Contract Owners and 17,888 non-qualified Contract Owners with Contracts in the Separate Account.

ITEM 28. INDEMNIFICATION

The Bylaws of the Insurance Company provide:
ARTICLE XI. INDEMNIFICATION OF DIRECTORS, OFFICERS AND EMPLOYEES
SECTION 1. RIGHT TO INDEMNIFICATION:
(a)
Subject to the conditions of this Article and any conditions or limitations imposed by applicable law, the Corporation shall indemnify any employee, director or officer of the Corporation (an "Indemnified Person") who was, is, or in the sole opinion of the Corporation, may reasonably become a party to or otherwise involved in any Proceeding by reason of the fact that such Indemnified Person is or was:

	(i)	a director of the Corporation; or
	(ii)	acting in the course and scope of his or her duties as an officer or employee of the Corporation; or
	(iii)	rendering Professional Services at the request of and for the benefit of the Corporation; or
(iv)
serving at the request of the Corporation as an officer, director, fiduciary or member of another corporation, association, committee, partnership, joint venture, trust, employee benefit plan or other enterprise (an "Outside Organization").

(b)	Notwithstanding the foregoing, no officer, director or employee shall be indemnified pursuant to these bylaws under the following circumstances:
	(i)	in connection with a Proceeding initiated by such person, in his or her own personal capacity, unless such initiation was authorized by the Board of Directors;
	(ii)	if a court of competent jurisdiction finally determines that any indemnification hereunder is unlawful;
	(iii)	for acts or omissions involving intentional misconduct or knowing and culpable violation of law;
(iv)
for acts or omissions that the Indemnified Person believes to be contrary to the best interests of the Corporation or its shareholders or that involve the absence of good faith on the part of the Indemnified Person;

	(v)	for any transaction for which the Indemnified Person derived an improper personal benefit;
(vi)
for acts or omissions that show a reckless disregard for the Indemnified Person's duty to the Corporation or its shareholders in circumstances in which the Indemnified Person was aware or should have been aware, in the ordinary course of performing the Indemnified Person's duties, of the risk of serious injury to the Corporation or its shareholders;

	(vii)	for acts or omissions that constitute an unexcused pattern of inattention that amounts to an abdication of the Indemnified Person's duties to the Corporation or its shareholders;
	(viii)	in circumstances where indemnification is prohibited by applicable law;
(ix)
in the case of service as an officer, director, fiduciary or member of an Outside Organization, where the Indemnified Person was aware or should have been aware that the conduct in question was outside the scope of the assignment as contemplated by the Corporation.

SECTION 2. SCOPE OF INDEMNIFICATION:
(a)
Indemnification provided pursuant to Section 1(a)(iv) shall be secondary and subordinate to indemnification or insurance provided to an Indemnified Person by an Outside Organization or other source, if any.

(b)
Indemnification shall apply to all reasonable expenses, liability and losses, actually incurred or suffered by an Indemnified Person in connection with a Proceeding, including without limitation, attorneys' fees and any expenses of establishing a right to indemnification or advancement under this article, judgments, fines, ERISA excise taxes or penalties, amounts paid or to be paid in settlement and all interest, assessments and other charges paid or payable in connection with or in respect of such expense, liability and loss.

(c)
Such indemnification shall continue as to any Indemnified Person who has ceased to be an employee, director or officer of the Corporation and shall inure to the benefit of his or her heirs, estate, executors and administrators.

SECTION 3. DEFINITIONS:
(a)	"Corporation" for the purpose of Article XI shall mean Allianz Life Insurance Company of North America and all of its subsidiaries.
(b)
"Proceeding" shall mean any threatened, pending, or completed action, suit or proceeding whether civil, criminal, administrative, investigative or otherwise, including actions by or in the right of the Corporation to procure a judgment in its favor.

(c)
"Professional Services" shall mean services rendered pursuant to (i) a professional actuarial designation, (ii) a license to engage in the practice of law issued by a State Bar Institution or (iii) a Certified Public Accountant designation issued by the American Institute of Certified Public Accountants.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Insurance Company pursuant to the foregoing, or otherwise, the Insurance Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Insurance Company of expenses incurred or paid by a director, officer or controlling person of the Insurance Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

a.	Allianz Life Financial Services, LLC (previously USAllianz Investor Services, LLC) is the principal underwriter for the Contracts. It also is the principal underwriter for:
Allianz Life Variable Account A
Allianz Life of NY Variable Account C
b.	The following are the officers (managers) and directors (Board of Governors) of Allianz Life Financial Services, LLC. All officers and directors have the following principal business address:
5701 Golden Hills Drive
Minneapolis, MN 55416-1297

Name	Positions and Offices with Underwriter
Robert DeChellis	Chief Executive Officer, President and Governor
Thomas Burns	Governor
Angela Forsman	Chief Financial Officer and Vice President
Kristine Klitzke	Chief Compliance Officer
Stewart D. Gregg	Vice President and Secretary
Theodore C. Cadwell, Jr.	Assistant Secretary

c.	For the period 1-1-2010 to 12-31-2010
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
Allianz Life Financial Services, LLC	$220,761,073.60	$0	$0	$0
The $220,761,073.60 that Allianz Life Financial Services, LLC received from Allianz Life as commissions on the sale of Contracts issued under Allianz Life Variable Account B was subsequently paid entirely to the third party broker/dealers that perform the retail distribution of the Contracts and, therefore, no commission or compensation was retained by Allianz Life Financial Services, LLC.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

Allianz Life Insurance Company of North America, at 5701 Golden Hills Drive, Minneapolis, Minnesota 55416, maintains physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.

ITEM 31. MANAGEMENT SERVICES

Not Applicable

ITEM 32. UNDERTAKINGS

a.
Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b.
Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

c.	Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

REPRESENTATIONS

Allianz Life Insurance Company of North America ("Company") hereby represents that the fees and charges deducted under the Contract in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance, dated November 28, 1988 (Commission ref. IP-6-88), and that the following provisions have been complied with:

1.
Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

2.	Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

3.
Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

4.
Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, Allianz Life Insurance Company of North America on behalf of the Registrant certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Minneapolis and State of Minnesota, on this 26th day of April, 2011.

ALLIANZ LIFE VARIABLE ACCOUNT B

(Registrant)

By: ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

(Depositor)

By: /s/ STEWART D. GREGG

Stewart D. Gregg

Senior Securities Counsel

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

(Depositor)

By: GARY C. BHOJWANI*

Gary C. Bhojwani

President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 26th day of April, 2011.

Signature	Title

Gary C. Bhojwani*	Director, President & Chief Executive Officer
Giulio Terzariol*	Director, Senior Vice President and Chief Financial Officer
Dr. Helmut Perlet*	Director
Jay S Ralph*	Director and Chairman of the Board

*	By Power of Attorney filed as Exhibit 13 to this Registration Statement

By: /s/ STEWART D. GREGG

Stewart D. Gregg

Senior Securities Counsel

EXHIBITS TO POST-EFFECTIVE AMENDMENT NO. 23

TO FORM N-4

(FILE NOS. 333-82329 AND 811-05816)

ALLIANZ LIFE VARIABLE ACCOUNT B

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

INDEX TO EXHIBITS
EX-99.B9.	Opinion and Consent of Counsel
EX-99.B10.	Consent of Independent Registered Public Accounting Firm